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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08261

Madison Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Report to Shareholders.

Semi-annual Report (unaudited)
April 30, 2013

Madison Funds(R)

CONSERVATIVE ALLOCATION FUND

MODERATE ALLOCATION FUND

AGGRESSIVE ALLOCATION

CASH RESERVES FUND

TAX-FREE VIRGINIA FUND

TAX-FREE NATIONAL FUND

GOVERNMENT BOND FUND

HIGH QUALITY BOND FUND

CORE BOND FUND

CORPORATE BOND FUND

HIGH INCOME FUND

DIVERSIFIED INCOME FUND

DIVIDEND INCOME FUND

EQUITY INCOME FUND

LARGE CAP VALUE FUND

DISCIPLINED EQUITY FUND

INVESTORS FUND

LARGE CAP GROWTH FUND

MID CAP FUND

SMALL CAP FUND

NORTHROAD INTERNATIONAL FUND

INTERNATIONAL STOCK FUND

Madison Funds | April 30, 2013

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution. For more complete information about Madison Funds, including charges and expenses, request a prospectus from your financial advisor or from Madison Funds, P.O. Box 8390, Boston, MA 02266-8390. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the investment company. For more current performance information, please call 1-800-877-6089 or visit our website at www.madisonfunds.com. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

Madison Funds | April 30, 2013

MADISON FUNDS(R) PERFORMANCE

			Average Annual Total Returns
			Monthly as of April 30, 2013								Quarterly as of March 31, 2013
		Ticker Symbol	One Month	Three Months	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception	Expense Ratio4	Inception Date
ALLOCATION FUNDS - maximum sales charge - 5.75% Class A; 4.5% Class B; 1.0% Class C
Madison Conservative Allocation Fund
Class A	Without Sales Charge	MCNAX	1.23%	2.58%	4.17%	8.52%	6.71%	3.43%	–	4.09%	2.91%	7.62%	6.61%	3.67%	-	3.95%	1.33%	6/30/2006
	With Sales Charge		-4.55%	-3.32%	-1.82%	2.31%	4.64%	2.21%	–	3.19%	-3.01%	1.44%	4.52%	2.44%	-	3.04%
Class B	Without Sales Charge	MCNBX	1.23%	2.42%	3.90%	7.67%	5.94%	2.65%	–	3.33%	2.64%	6.78%	5.80%	2.89%	-	3.19%	2.08%	6/30/2006
	With Sales Charge		-3.27%	-2.08%	-0.60%	3.17%	4.89%	2.29%	–	3.33%	-1.86%	2.28%	4.75%	2.53%	-	3.19%
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index			1.09%	1.70%	0.94%	3.89%	5.61%	5.80%	–	6.36%	-0.14%	3.97%	5.58%	5.48%	-	6.27%
Conservative Allocation Custom Index1			1.46%	3.47%	4.94%	8.70%	8.21%	5.98%	–	6.47%	3.43%	7.64%	8.12%	5.99%	-	6.32%
Class C	Without Sales Charge	MCOCX	1.32%	2.51%	3.99%	7.77%	5.94%	2.67%	–	2.96%	2.64%	6.78%	5.77%	2.89%	-	2.74%	2.08%	2/29/2008
	With Sales Charge		0.32%	1.51%	2.99%	6.77%	5.94%	2.67%	–	2.96%	1.64%	5.78%	5.77%	2.89%	-	2.74%
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index			1.09%	1.70%	0.94%	3.89%	5.61%	5.80%	–	5.70%	-0.14%	3.97%	5.58%	5.48%	-	5.57%
Conservative Allocation Custom Index1			1.46%	3.47%	4.94%	8.70%	8.21%	5.98%	–	5.94%	3.43%	7.64%	8.12%	5.99%	-	5.73%
Madison Moderate Allocation Fund
Class A	Without Sales Charge	MMDAX	1.57%	3.97%	7.12%	11.62%	8.07%	2.30%	–	3.55%	5.46%	9.89%	7.93%	2.82%	-	3.35%	1.38%	6/30/2006
	With Sales Charge		-4.27%	-1.96%	0.92%	5.16%	5.96%	1.09%	–	2.65%	-0.64%	3.53%	5.84%	1.62%	-	2.45%
Class B	Without Sales Charge	MMDRX	1.48%	3.79%	6.82%	10.71%	7.28%	1.52%	–	2.77%	5.26%	9.09%	7.14%	2.06%	-	2.58%	2.13%	6/30/2006
	With Sales Charge		-3.02%	-0.71%	2.32%	6.21%	6.25%	1.14%	–	2.77%	0.76%	4.59%	6.11%	1.68%	-	2.58%
S&P 500 Index			1.93%	7.18%	12.74%	16.89%	12.80%	5.21%	–	5.65%	10.61%	13.96%	12.67%	5.81%	-	5.42%
Moderate Allocation Custom Index2			1.97%	4.63%	7.73%	12.35%	9.58%	5.50%	–	6.17%	5.65%	10.06%	9.27%	5.69%	-	5.94%
Class C	Without Sales Charge	MMDCX	1.48%	3.78%	6.82%	10.80%	7.27%	1.54%	–	2.07%	5.26%	9.08%	7.13%	2.07%	-	1.81%	2.13%	2/29/2008
	With Sales Charge		0.48%	2.78%	5.82%	9.80%	7.27%	1.54%	–	2.07%	4.26%	8.08%	7.13%	2.07%	-	1.81%
S&P 500 Index			1.93%	7.18%	12.74%	16.89%	12.80%	5.21%	–	5.35%	10.61%	13.96%	12.67%	5.81%	-	5.05%
Moderate Allocation Custom Index2			1.97%	4.63%	7.73%	12.35%	9.58%	5.50%	–	5.62%	5.65%	10.06%	9.27%	5.69%	-	5.31%
Madison Aggressive Allocation Fund
Class A	Without Sales Charge	MAGSX	1.77%	5.00%	9.52%	14.01%	8.74%	0.82%	–	2.72%	7.62%	11.57%	8.56%	1.64%	-	2.49%	1.38%	6/30/2006
	With Sales Charge		-4.12%	-1.09%	3.21%	7.43%	6.63%	-0.36%	–	1.83%	1.42%	5.15%	6.42%	0.45%	-	1.59%
Class B	Without Sales Charge	MAGBX	1.69%	4.73%	9.16%	13.17%	7.94%	0.07%	–	1.95%	7.35%	10.60%	7.75%	0.88%	-	1.72%	2.13%	6/30/2006
	With Sales Charge		-2.81%	0.23%	4.66%	8.67%	6.93%	-0.32%	–	1.95%	2.85%	6.10%	6.74%	0.49%	-	1.72%
S&P 500 Index			1.93%	7.18%	12.74%	16.89%	12.80%	5.21%	–	5.65%	10.61%	13.96%	12.67%	5.81%	-	5.42%
Aggressive Allocation Custom Index3			2.66%	5.72%	10.47%	16.13%	10.52%	4.49%	–	5.53%	7.60%	12.29%	9.86%	4.84%	-	5.19%
Class C	Without Sales Charge	MAACX	1.69%	4.83%	9.15%	13.15%	7.93%	0.07%	–	0.85%	7.34%	10.71%	7.74%	0.88%	-	0.53%	2.13%	2/29/2008
	With Sales Charge		0.69%	3.83%	8.15%	12.15%	7.93%	0.07%	–	0.85%	6.34%	9.71%	7.74%	0.88%	-	0.53%
S&P 500 Index			1.93%	7.18%	12.74%	16.89%	12.80%	5.21%	–	5.35%	10.61%	13.96%	12.67%	5.81%	-	5.05%
Aggressive Allocation Custom Index3			2.66%	5.72%	10.47%	16.13%	10.52%	4.49%	–	4.84%	7.60%	12.29%	9.86%	4.84%	-	4.38%

FIXED INCOME FUNDS - maximum sales charge - 4.5% Class A; 4.5% Class B
Madison Cash Reserves Fund A - No sales charge		MFAXX	0.00%	0.00%	0.00%	0.00%	0.00%	0.16%	1.45%	2.31%	0.00%	0.00%	0.00%	0.18%	1.46%	2.32%	0.08%	12/29/1997
Class B	Without Sales Charge	MFBXX	0.00%	0.00%	0.00%	0.00%	0.00%	0.07%	1.05%	1.77%	0.00%	0.00%	0.00%	0.08%	1.05%	1.78%	0.07%
	With Sales Charge		-4.50%	-4.50%	-4.50%	-4.50%	-1.18%	-0.33%	1.05%	1.77%	-4.50%	-4.50%	-1.18%	-0.32%	1.05%	1.78%
90-day U.S. T-Bill (Citigroup/Salomon)			0.01%	0.02%	0.02%	0.08%	0.09%	0.28%	1.65%	2.50%	0.02%	0.08%	0.09%	0.31%	1.66%	2.51%
Madison Tax-Free Virginia Y		GTVAX	1.16%	1.06%	1.13%	3.65%	4.70%	4.73%	3.86%	5.62%	-0.03%	3.65%	4.57%	4.62%	3.82%	5.59%	0.85%	10/31/1987
Barclays Capital Muni Index			1.10%	0.96%	1.39%	5.19%	6.18%	6.09%	5.05%	NA	0.29%	5.25%	6.23%	6.10%	5.01%	NA
Madison Tax-Free National Y		GTFHX	1.15%	0.98%	1.04%	4.42%	5.18%	5.01%	3.73%	6.20%	-0.11%	4.51%	5.07%	4.89%	3.69%	6.18%	0.85%	12/30/1982
Barclays Capital Muni Index			1.10%	0.96%	1.39%	5.19%	6.18%	6.09%	5.05%	NA	0.29%	5.25%	6.23%	6.10%	5.01%	NA
Madison Government Bond Y		MADTX	0.20%	0.59%	0.24%	0.99%	2.42%	3.11%	2.98%	6.21%	0.03%	1.47%	2.52%	2.88%	2.98%	6.22%	0.82%	7/21/1983
Barclays Capital Intermediate Gov’t Bond Index			0.44%	0.97%	0.58%	1.79%	3.81%	4.07%	4.04%	NA	0.14%	2.26%	3.91%	3.70%	4.02%	NA

1	Conservative Allocation Custom Index consists of 65% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index, 30% Russell 3000 Index and 5% MSCI EAFE Index.
2	Moderate Allocation Custom Index consists of 45% Russell 3000 Index, 40% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index and 15% MSCI EAFE Index.
3	Aggressive Allocation Custom Index consists of 55% Russell 3000 Index, 15% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index and 30% MSCI EAFE Index.
4	See Fund prospectus for further details on annual fund operating expenses.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.madisonfunds.com or call 1-800-877-6089 to obtain performance data current to the most recent month-end. Performance for different share classes and shares differ due to differences in the sales charge structure and class level expenses. Returns greater than one year are average annual returns. Indexes are unmanaged, and index returns do not include expenses. One cannot invest directly in an index. This piece must be accompanied or preceded by a current Madison Funds prospectus.

An investment in any Madison Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Cash Reserves Fund seeks to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the fund. Mutual funds are subject to investment risk. MFD Distributor, LLC.

Not Part of the Semi-annual Report

Madison Funds | Madison Funds(R) Performance - continued | April 30, 2013

			Average Annual Total Returns
			Monthly as of April 30, 2013								Quarterly as of March 31, 2013
		Ticker Symbol	One Month	Three Months	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception	Expense Ratio4	Inception Date
Madison High Quality Bond Y		MIIBX	0.39%	0.65%	0.38%	1.59%	2.81%	3.66%	3.66%	4.52%	-0.01%	1.74%	2.93%	3.41%	3.67%	4.52%	0.49%	5/1/2000
Barclays Capital Intermediate Gov’t Credit Index			0.63%	1.25%	0.89%	3.23%	4.66%	4.90%	4.48%	NA	0.26%	3.53%	4.75%	4.61%	4.49%	NA
Barclays Capital Intermediate Gov’t Credit A+ Index			0.54%	1.11%	0.73%	2.65%	4.27%	4.44%	4.21%	NA	0.19%	3.01%	4.35%	4.13%	4.22%	NA
Madison Core Bond Fund
Class A	Without Sales Charge	MBOAX	0.80%	1.31%	0.55%	2.04%	3.93%	4.15%	3.67%	4.57%	-0.25%	2.30%	3.92%	3.90%	3.68%	4.54%	0.90%	12/29/1997
	With Sales Charge		-3.77%	-3.21%	-3.98%	-2.54%	2.34%	3.19%	3.19%	4.25%	-4.74%	-2.33%	2.35%	2.95%	3.21%	4.22%
Class B	Without Sales Charge	MBOBX	0.74%	1.12%	0.31%	1.19%	3.16%	3.37%	2.90%	3.78%	-0.43%	1.54%	3.15%	3.13%	2.91%	3.75%	1.65%	12/29/1997
	With Sales Charge		-3.76%	-3.38%	-4.18%	-3.29%	2.05%	3.02%	2.90%	3.78%	-4.89%	-2.95%	2.04%	2.77%	2.91%	3.75%
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index			1.09%	1.70%	0.94%	3.89%	5.61%	5.80%	5.13%	5.96%	-0.14%	3.97%	5.58%	5.48%	5.10%	5.91%
Class Y		MBOYX	0.92%	1.37%	0.73%	2.33%	4.22%	4.43%	-	4.88%	-0.19%	2.50%	4.18%	4.16%	-	4.80%	0.65%	6/30/2006
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index			1.09%	1.70%	0.94%	3.89%	5.61%	5.80%	-	6.36%	-0.14%	3.97%	5.58%	5.48%	-	6.27%
Class R6		MCBRX	-	-	-	-	-	-	-	0.24%							0.52%	4/19/2013
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index			1.09%	1.70%	0.94%	3.89%	5.61%	5.80%	5.13%	0.14%
Madison Corporate Bond Y		COINX	1.33%	2.00%	1.03%	4.88%	5.83%	6.61%	0.00%	6.96%	-0.29%	4.60%	5.70%	6.25%	NA	6.82%	0.65%	7/1/2007
Barclays Capital Credit Bond Index			1.80%	2.52%	1.63%	7.49%	7.90%	7.78%	5.96%	-	-0.17%	7.00%	7.86%	7.52%	5.96%	NA
Madison High Income Fund
Class A	Without Sales Charge	MHNAX	1.53%	2.47%	3.24%	9.36%	8.59%	8.23%	7.52%	5.77%	1.69%	8.61%	8.74%	8.56%	7.77%	5.69%	1.00%	12/29/1997
	With Sales Charge		-3.05%	-2.15%	-1.43%	4.49%	6.92%	7.24%	7.02%	5.45%	-2.92%	3.77%	7.09%	7.57%	7.27%	5.37%
Class B	Without Sales Charge	MHNBX	1.43%	2.38%	2.93%	8.60%	7.84%	7.43%	6.72%	4.99%	1.48%	7.88%	7.93%	7.78%	6.99%	4.92%	1.75%	12/29/1997
	With Sales Charge		-3.07%	-2.12%	-1.57%	4.10%	6.82%	7.12%	6.72%	4.99%	-3.02%	3.38%	6.92%	7.48%	6.99%	4.92%
Bank of America Merrill Lynch US High Yield Master II Constrained			1.90%	3.38%	4.81%	14.01%	10.73%	10.98%	9.53%	7.25%	2.85%	13.01%	10.86%	11.44%	9.94%	7.16%
Class Y		MHNYX	1.57%	2.56%	3.35%	9.78%	8.93%	8.52%	-	7.79%	1.76%	9.02%	9.02%	8.84%	-	7.64%	0.75%	6/30/2006
Bank of America Merrill Lynch US High Yield Master II Constrained			1.90%	3.38%	4.81%	14.01%	10.73%	10.98%	-	9.69%	2.85%	13.01%	10.86%	11.44%	-	9.50%
HYBRID FUNDS - maximum sales charge 5.75% Class A; 4.5% Class B; 1.0% Class C
Madison Diversified Income Fund
Class A	Without Sales Charge	MBLAX	1.59%	5.29%	8.61%	12.01%	10.33%	6.36%	6.67%	5.50%	6.90%	10.83%	10.22%	6.27%	7.04%	5.42%	1.10%	12/29/1997
	With Sales Charge		-4.23%	-0.78%	2.39%	5.58%	8.17%	5.12%	6.04%	5.09%	0.79%	4.44%	8.08%	5.01%	6.41%	5.01%
Class B	Without Sales Charge	MBLNX	1.52%	5.15%	8.38%	11.17%	9.50%	5.56%	5.87%	4.71%	6.76%	10.01%	9.39%	5.49%	6.24%	4.64%	1.85%	12/29/1997
	With Sales Charge		-2.98%	0.65%	3.88%	6.67%	8.52%	5.24%	5.87%	4.71%	2.26%	5.51%	8.41%	5.16%	6.24%	4.64%
Custom Blended Index (50% Fixed 50% Equity)5			1.51%	4.43%	6.74%	10.38%	9.51%	5.99%	6.81%	5.70%	5.16%	9.04%	9.43%	6.14%	7.12%	-
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index			1.09%	1.70%	0.94%	3.89%	5.61%	5.80%	5.13%	5.96%	-0.14%	3.97%	5.58%	5.48%	5.10%	5.91%
S&P 500 Index			1.93%	7.18%	12.74%	16.89%	12.80%	5.21%	7.88%	5.44%	10.61%	13.96%	12.67%	5.81%	8.53%	5.34%
Class C	Without Sales Charge	MBLCX	1.59%	5.15%	8.38%	-	-	-	-	9.47%	6.68%	-	-	-	-	7.75%	1.85%	7/31/2012
	With Sales Charge		0.59%	4.15%	7.38%	-	-	-	-	8.47%	5.68%	-	-	-	-	6.75%
Custom Blended Index (50% Fixed 50% Equity)5			1.51%	4.43%	6.74%	10.38%	9.51%	5.99%	6.81%	9.38%	5.16%	9.04%	9.43%	6.14%	7.12%	7.76%
Bank of America Merrill Lynch US Corp. Govt. & Mtg. Index			1.09%	1.70%	0.94%	3.89%	5.61%	5.80%	5.13%	1.40%	-0.14%	3.97%	5.58%	5.48%	5.10%	0.31%
S&P 500 Index			1.93%	7.18%	12.74%	16.89%	12.80%	5.21%	7.88%	17.81%	10.61%	13.96%	12.67%	5.81%	8.53%	15.58%
EQUITY FUNDS - maximum sales charge 5.75% Class A; 4.5% Class B
Madison Dividend Income Y		BHBFX	2.15%	8.29%	14.89%	19.37%	10.33%	7.31%	6.53%	7.64%	12.47%	16.99%	9.88%	7.14%	6.95%	7.58%	0.95%	12/18/1986
S&P 500 Index			1.93%	7.18%	12.74%	16.89%	12.80%	5.21%	7.88%	15.73%	10.61%	13.96%	12.67%	5.81%	8.53%	15.70%

4	See Fund prospectus for further details on annual fund operating expenses.
5	Custom Blended Index consists of 50% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index and 50% S&P 500 Index.

Not Part of the Semi-annual Report

Madison Funds | Madison Funds(R) Performance - continued | April 30, 2013

			Average Annual Total Returns
			Monthly as of April 30, 2013								Quarterly as of March 31, 2013
		Ticker Symbol	One Month	Three Months	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception	Expense Ratio4	Inception Date
Madison Equity Income
Class A	Without Sales Charge	MENAX	0.72%	1.54%	4.29%	5.30%	7.33%	-	-	7.66%	3.54%	3.93%	7.21%	-	-	7.63%	1.25%	10/31/2009
	With Sales Charge		-5.03%	-4.29%	-1.75%	-0.73%	5.23%	-	-	5.85%	-2.45%	-2.07%	5.11%	-	-	5.78%
Class Y		MENYX	0.82%	1.63%	4.47%	5.54%	7.59%	-	-	7.91%	3.62%	4.18%	7.43%	-	-	7.85%	1.00%	10/31/2009
S&P 500 Index			1.93%	7.18%	12.74%	16.89%	12.80%	-	-	15.59%	10.61%	13.96%	12.67%	-	-	15.35%
CBOE S&P 500 BuyWrite Index			1.52%	4.13%	6.42%	6.09%	7.49%	-	-	9.23%	4.82%	5.03%	6.87%	-	-	8.98%
Class R6		MENRX	0.71%	1.63%	4.47%	-	-	-	-	9.38%	3.73%	-	-	-	-	8.61%	0.87%	7/31/2012
Class C	Without Sales Charge	MENCX	0.62%	1.34%	3.98%	-	-	-	-	8.46%	3.34%	-	-	-	-	7.80%	2.00%	7/31/2012
	With Sales Charge		-0.38%	0.34%	2.98%	-	-	-	-	7.46%	2.34%	-	-	-	-	6.80%
S&P 500 Index			1.93%	7.18%	12.74%	16.89%	12.80%	-	-	17.81%	10.61%	13.96%	12.67%	-	-	15.58%
CBOE S&P 500 BuyWrite Index			1.52%	4.13%	6.42%	6.09%	7.49%	-	-	5.62%	4.82%	5.03%	6.87%	-	-	4.04%
Madison Large Cap Value Fund
Class A	Without Sales Charge	MGWAX	1.57%	6.08%	12.54%	15.77%	11.22%	2.29%	6.58%	4.14%	10.80%	14.23%	10.93%	2.87%	7.31%	4.06%	1.16%	12/29/1997
	With Sales Charge		-4.25%	0.00%	6.08%	9.12%	9.04%	1.09%	5.95%	3.74%	4.44%	7.65%	8.77%	1.65%	6.68%	3.65%
Class B	Without Sales Charge	MGWBX	1.53%	5.88%	12.16%	14.88%	10.37%	1.51%	5.79%	3.36%	10.48%	13.33%	10.07%	2.09%	6.51%	3.28%	1.91%	12/29/1997
	With Sales Charge		-2.97%	1.38%	7.66%	10.38%	9.40%	1.13%	5.79%	3.36%	5.98%	8.83%	9.09%	1.72%	6.51%	3.28%
Russell 1000¨ Value Index			1.51%	7.05%	14.01%	21.80%	12.35%	4.17%	8.42%	6.26%	12.31%	18.77%	12.74%	4.85%	9.18%	6.19%
Class Y		MYLVX	1.64%	6.15%	12.62%	16.06%	11.50%	2.53%	-	3.37%	10.80%	14.53%	11.18%	3.11%	-	3.16%	0.91%	6/30/2006
Russell 1000¨ Value Index			1.51%	7.05%	14.01%	21.80%	12.35%	4.17%	-	4.43%	12.31%	18.77%	12.74%	4.85%	-	4.25%
Madison Disciplined Equity Fund
Class Y		MADEX	2.05%	6.31%	12.50%	15.87%	10.25%	4.91%	6.15%	5.08%	10.24%	13.29%	9.99%	5.26%	6.64%	4.97%	0.95%	12/31/1997
S&P 500 Index			1.93%	7.18%	12.74%	16.89%	12.80%	5.21%	7.88%	5.19%	10.61%	13.96%	12.67%	5.81%	8.53%	5.09%
Class R6		MDERX	2.05%	6.31%	12.50%	16.10%	-	-	-	15.95%	10.24%	13.52%				15.08%	0.77%	2/29/2012
S&P 500 Index			1.93%	7.18%	12.74%	16.89%	12.80%	5.21%	7.88%	16.85%	10.61%	13.96%				16.18%
Madison Investors Y		MINVX	1.90%	5.81%	12.88%	18.21%	10.61%	5.71%	6.38%	10.67%	10.78%	15.05%	10.27%	5.86%	7.18%	10.64%	0.95%
S&P 500 Index			1.93%	7.18%	12.74%	16.89%	12.80%	5.21%	7.88%	11.75%	10.61%	13.96%	12.67%	5.81%	8.53%	11.72%
Madison Large Cap Growth
Class A	Without Sales Charge	MCAAX	1.77%	4.82%	9.36%	9.02%	8.56%	3.79%	6.55%	4.40%	7.45%	5.60%	8.54%	4.66%	7.17%	4.31%	1.20%	12/29/1997
	With Sales Charge		-4.05%	-1.20%	3.05%	2.77%	6.43%	2.57%	5.92%	4.00%	1.25%	-0.48%	6.42%	3.43%	6.53%	3.90%
Class B	Without Sales Charge	MCPBX	1.66%	4.63%	9.02%	8.20%	7.76%	3.01%	5.76%	3.64%	7.24%	4.85%	7.75%	3.88%	6.38%	3.54%	1.95%	12/29/1997
	With Sales Charge		-2.84%	0.13%	4.52%	3.70%	6.74%	2.66%	5.76%	3.64%	2.74%	0.35%	6.73%	3.54%	6.38%	3.54%
Russell 1000¨ Growth Index			2.12%	7.27%	11.87%	12.60%	13.44%	6.66%	8.08%	4.55%	9.54%	10.09%	13.06%	7.30%	8.62%	4.43%
Class Y		MYLGX	1.82%	4.95%	9.47%	9.34%	8.84%	4.06%	-	5.26%	7.52%	5.89%	8.80%	4.92%	-	5.04%	0.95%	6/30/2006
Russell 1000¨ Growth Index			2.12%	7.27%	11.87%	12.60%	13.44%	6.66%	-	7.17%	9.54%	10.09%	13.06%	7.30%	-	6.93%
Madison Mid Cap Fund
Class A	Without Sales Charge	MERAX	-	-	-	-	-	-	-	2.97%							1.40%	4/19/2013
	With Sales Charge		-	-	-	-	-	-	-	-2.91%
Class B	Without Sales Charge	MERBX	-	-	-	-	-	-	-	2.89%							2.15%	4/19/2013
	With Sales Charge		-	-	-	-	-	-	-	-1.61%
Russell Midcap¨ Index			1.28%	7.08%	14.41%	19.20%	13.70%	7.24%	11.63%	7.68%
Class Y		GTSGX	1.21%	5.32%	11.89%	16.34%	15.03%	7.05%	9.12%	10.03%	10.55%	15.41%	15.90%	7.54%	9.94%	10.02%	1.15%	7/21/1983
Russell Midcap¨ Index			1.28%	7.08%	14.41%	19.20%	13.70%	7.24%	11.63%	6.94%	12.96%	17.30%	14.62%	8.37%	12.27%	6.83%
Class R6		MMCRX	1.38%	5.55%	12.12%	16.91%	-	-	-	20.34%	10.59%	15.94%				17.12%	0.77%	2/29/2012
Russell Midcap¨ Index			1.28%	7.08%	14.41%	19.20%	-	-	-	18.08%	12.96%	17.30%				18.18%
Madison Small Cap Fund
Class A	Without Sales Charge	MASVX	-1.15%	4.70%	10.42%	17.20%	11.43%	8.78%	-	6.06%	11.70%	17.45%	13.70%	10.19%	-	6.34%	1.50%	12/27/2006
	With Sales Charge		-6.84%	-1.30%	4.11%	10.46%	9.26%	7.50%	-	5.08%	5.31%	10.67%	11.50%	8.90%	-	5.34%
Class B	Without Sales Charge	MBSVX	-1.10%	4.58%	10.18%	16.34%	10.57%	8.10%	-	5.36%	11.40%	16.50%	12.83%	9.47%	-	5.62%	2.25%	12/27/2006
	With Sales Charge		-5.55%	0.08%	5.68%	11.84%	9.61%	7.80%	-	5.36%	6.90%	12.00%	11.91%	9.19%	-	5.62%
Russell 2000¨ Index			-0.37%	5.38%	11.98%	17.69%	11.25%	7.27%	-	4.38%	12.39%	16.30%	13.45%	8.24%	-	4.50%
Russell 2000¨ Value Index			-0.10%	5.25%	11.52%	19.71%	9.58%	6.60%	-	2.88%	11.63%	18.09%	12.12%	7.29%	-	2.93%
Class Y		MYSVX	-1.07%	4.87%	10.61%	17.51%	11.69%	9.07%	-	6.67%	11.80%	17.67%	13.98%	10.47%	-	6.95%	1.25%	1/9/2007
Russell 2000¨ Index			-0.37%	5.38%	11.98%	17.69%	11.25%	7.27%	-	4.63%	12.39%	16.30%	13.45%	8.24%	-	4.75%
Russell 2000¨ Value Index			-0.10%	5.25%	11.52%	19.71%	9.58%	6.60%	-	3.16%	11.63%	18.09%	12.12%	7.29%	-	3.22%
Madison NorthRoad International Fund
Class Y		NRIEX	3.39%	3.86%	8.66%	17.54%	8.00%	-	-	14.18%	5.10%	11.29%	8.16%			13.58%	1.15%	12/31/2008
MSCI EAFE Index (net)			5.21%	5.07%	10.61%	19.39%	7.44%	-	-	11.76%	5.13%	11.25%	5.00%			NA
Class R6		NRRIX	3.39%	3.86%	8.66%	17.84%	-	-	-	13.51%	5.10%	11.58%				11.14%	0.82%	2/29/2012
MSCI EAFE Index (net)			5.21%	5.07%	10.61%	19.39%	-	-	-	13.95%	5.13%	11.25%				9.83%

4	See Fund prospectus for further details on annual fund operating expenses.

Not Part of the Semi-annual Report

Madison Funds | Madison Funds(R) Performance - concluded | April 30, 2013

			Average Annual Total Returns
			Monthly as of April 30, 2013								Quarterly as of March 31, 2013
		Ticker Symbol	One Month	Three Months	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception	Expense Ratio4	Inception Date
Madison International Stock Fund
Class A	Without Sales Charge	MINAX	3.57%	3.74%	7.78%	17.52%	8.53%	0.60%	10.13%	5.27%	4.07%	12.08%	6.49%	0.85%	10.75%	5.06%	1.60%	12/29/1997
	With Sales Charge		-2.40%	-2.25%	1.58%	10.76%	6.41%	-0.59%	9.48%	4.87%	-1.92%	5.61%	4.42%	-0.33%	10.09%	4.65%
Class B	Without Sales Charge	MINBX	3.46%	3.46%	7.46%	16.59%	7.69%	-0.16%	9.30%	4.48%	3.86%	11.29%	5.69%	0.09%	9.91%	4.28%	2.35%	12/29/1997
	With Sales Charge		-1.04%	-1.04%	2.96%	12.09%	6.67%	-0.53%	9.30%	4.48%	-0.64%	6.79%	4.64%	-0.28%	9.91%	4.28%
MSCI EAFE Index (net)			5.21%	5.07%	10.61%	19.39%	7.44%	-0.93%	9.23%	5.01%	5.13%	11.25%	5.00%	-0.89%	9.69%	4.69%
Class Y		MINYX	3.57%	3.74%	7.88%	17.76%	8.79%	0.86%	-	3.64%	4.16%	12.42%	6.75%	1.10%	-	3.15%	1.35%	6/30/2006
MSCI EAFE Index (net)			5.21%	5.07%	10.61%	19.39%	7.44%	-0.93%	-	2.30%	5.13%	11.25%	5.00%	-0.89%	-	1.57%

4	See Fund prospectus for further details on annual fund operating expenses.

Madison Investment Advisors, LLC ("the Adviser") has contractually agreed to waive certain expenses of the Disciplined Equity, Investors, Dividend Income and Government Bond Funds until at least May 1, 2014. A contractual fee waiver is also in place for the Cash Reserves Fund until May 1, 2014. Any fees waived will not be subject to later recoupment by the Adviser. See the current prospectus for further details on annual operating expenses.

Had the Adviser not waived a percentage of the Disciplined Equity Fund’s expenses beginning April 1, 2008, its returns would have been as follows: Through 4/30/13 Class Y returns: 12.43% (YTD), 15.72% (1 yr), 10.17% (3 yr), 4.84% (5 yr), 6.11% (10 yr) and 5.06% (since inception).Through 3/31/13 Class Y returns: 10.24% (QTD), 10.24% (YTD), 13.21% (1 yr), 9.93% (3 yr), 5.20% (5 yr), 6.61% (10 yr) and 4.95% (since inception).

Had the Adviser not waived a percentage of the Investors Fund’s expenses beginning June 29, 2012, its returns would have been as follows: Through 4/30/13 class Y returns: 12.82% (YTD), 18.10% (1 yr), 10.57% (3 yr), 5.68% (5 yr), 6.37% (10 yr) and 10.67% (since inception). Through 3/31/13 Class Y returns: 10.72% (QTD), 10.72% (YTD), 14.92% (1 yr), 10.23% (3 yr), 5.83% (5 yr), 7.17% (10 yr) and 10.63% (since inception).

Had the Adviser not waived a percentage of the Dividend Income Fund’s expenses beginning June 29, 2012, its returns would have been as follows: Through 4/30/13 Class Y returns: 14.85% (YTD), 19.24% (1 yr), 10.29% (3 yr), 7.29% (5 yr), 6.52% (10 yr) and 7.64% (since inception). Through 3/31/13 Class Y returns: 12.44% (QTD), 12.44% (YTD), 16.87% (1 yr), 9.84% (3 yr), 7.12% (5 yr), 6.93% (10 yr) and 7.57% (since inception).

Had the Adviser not waived a percentage of the Government Bond Fund’s expenses beginning June 29, 2012, its returns would have been as follows: Yield: 0.11% and Through 4/30/13 Class Y returns: 0.19% (YTD), 0.89% (1 yr), 2.38% (3 yr), 3.09% (5 yr), 2.97% (10 yr) and 6.21% (since inception). Through 3/31/13 Class Y returns: 0.00% (QTD), 0.00% (YTD), 1.38% (1 yr), 2.49% (3 yr), 2.87% (5 yr), 2.97% (10 yr) and 6.22% (since inception).

Prior to June 30, 2011, the NorthRoad International Fund was known as the Small/Mid-Cap Fund and had different investment objectives and strategies. Its portfolio holdings were liquidated on June 29, 2011 and the fund began implementing its new investment objectives and strategies thereafter. Because the fund had different objectives and strategies prior to June 30, 2011, comparison to the MSCI EAFE Index before June 30, 2011 is not provided.

Prior to March 1, 2012, the Dividend Income Fund was known as the Balanced Fund and pursued different strategies for achieving its investment objectives.

The Investment Grade Corporate Bond Fund changed its name from Madison Corporate Income Shares on November 30, 2010.

The performance data presented above for all periods prior to April 19, 2013 for the following funds represents the performance of the respective Madison Mosaic Fund below, which was renamed as shown when it was reorganized as a new series of Madison Funds.
Prior Fund Name	Madison Fund Name After Reorganization
Virginia Tax-Free Fund, a series of Madison Mosaic Tax-Free Trust	Madison Tax-Free Virginia Fund, a series of Madison Funds
Tax-Free National Fund, a series of Madison Mosaic Tax-Free Trust	Madison Tax-Free National Fund, a series of Madison Funds
Government Fund, a series of Madison Mosaic Income Trust	Madison Government Fund, a series of Madison Funds
Institutional Bond Fund, a series of Madison Mosaic Income Trust	Madison High Quality Bond Fund, a series of Madison Funds
Investment Grade Corporate Bond Fund, a series of Madison Mosaic Income Trust	Madison Corporate Bond Fund, a series of Madison Funds
Investors Fund, a series of Madison Mosaic Equity Trust	Madison Investors Fund, a series of Madison Funds
Dividend Income Fund, a series of Madison Mosaic Equity Trust	Madison Dividend Income Fund, a series of Madison Funds
Mid-Cap Fund, a series of Madison Mosaic Equity Trust	Madison Mid Cap Fund, a series of Madison Funds
Disciplined Equity Fund, a series of Madison Mosaic Equity Trust	Madison Disciplined Equity Fund, a series of Madison Funds
NorthRoad International Fund, a series of Madison Mosaic Equity Trust	Madison NorthRoad International Fund, a series of Madison Funds
The performance data presented above for all periods prior to April 19, 2013 for the Madison Mid Cap Fund represents the performance of the Madison Mosaic Mid-Cap Fund which was the accounting survivor of its reorganization as an existing series of Madison Funds with the same name.

On February 1, 2013, the following funds were renamed as shown below:

MEMBERS Conservative Allocation Fund	Madison Conservative Allocation Fund
MEMBERS Moderate Allocation Fund	Madison Moderate Allocation Fund
MEMBERS Aggressive Allocation Fund	Madison Aggressive Allocation Fund
MEMBERS Cash Reserves Fund	Madison Cash Reserves Fund
MEMBERS Bond Fund	Madison Core Bond Fund
MEMBERS High Income Fund	Madison High Income Fund
MEMBERS Diversified Income Fund	Madison Diversified Income Fund
MEMBERS Equity Income Fund	Madison Equity Income Fund
MEMBERS Large Cap Value Cap Fund	Madison Large Cap Value Fund
MEMBERS Large Cap Growth Fund	Madison Large Cap Growth Fund
MEMBERS Small Cap Fund	Madison Small Cap Fund
MEMBERS International Stock Fund	Madison International Stock Fund

Not Part of the Semi-annual Report

Madison Funds |  April 30, 2013

REVIEW OF PERIOD (unaudited)

Economic Overview

The sixth-month period ended April 30, 2013 was a robust one for stocks. The domestic market was up 14.4% as measured by the S&P 500, while the MSCI EAFE Index (net) showed the broad international market moving up 16.9%. Bond holders generally saw small positive returns, with the bellwether 10-year Treasury beginning and ending the period with a yield just under 2%. Domestically, these stock market gains had to overcome concerns over the Federal spending sequester and increased income and social security taxes. On the positive side, U.S.-based corporations continued to produce record corporate profits while the housing market showed continued improvement behind record-low mortgage rates and relative affordability. By the end of April, headlines proclaimed new all-time highs for the S&P 500. This helped push consumer net worth higher. When combined with the good news from the housing market, it was no wonder that consumer confidence reached recent highs.

The upward trend in the domestic stock market was generally broad, with double-digit returns for the period from large-, mid- and small-cap indices. Smaller stocks showed a modest outperformance against larger stocks, while there was considerable dispersion of results across sectors. In terms of price performance, the top-performing sector was Consumer Discretionary, with a return of 18.8%, while Technology trailed with a 5.8% return. Stocks with value attributes had a stronger period than growth stocks, with the S&P 500 Value Index up 16.71% as compared to the S&P 500 Growth Index’s 12.56%.

However it was not traditional fundamentals that were the primary force behind the stock market rise. We believe the main driver could be found in central bank policies and the enormous amount of liquidity they’ve injected into the global economic system. In early April, the Bank of Japan announced an aggressive new stimulus program that was more than twice as aggressive as the Federal Reserve’s. The announced injection of $630 billion into the economy was an immediate boost for global markets.

It appears much of this stimulus has made its way to the broader stock market. The U.S. stock market has been an obvious beneficiary, as the U.S. economy still outshines the alternatives. This backdrop makes asset management and capital allocation decisions challenging. Madison’s portfolio management teams have done their best to proceed prudently in the current market environment.

Outlook

We foresee modest GDP growth during the remainder of 2013 and into 2014 as global deleveraging persists, governments work through fiscal and regulatory issues, and consumers acclimate to the realities of higher taxes and moderate wage growth. Economic growth should get a boost from continued strengthening within the housing market and auto sector. In addition, higher equity prices should help consumer confidence and add to the wealth effect. Lastly, we anticipate inflation will remain contained within the Fed’s target range. We remain diligent regarding possible risks to our forecast including significant acceleration of growth, a rise in inflation expectations or a devastating geopolitical event.

Our forecast is predicated upon moderate economic growth, temperate inflation and the absence of significant market disruptions caused by unforeseen global events. We anticipate heightened interest rate volatility as the global deleveraging process persists, should economic reports reveal continued improvement and investors try to second guess when the Federal Reserve may begin exiting quantitative easing.

CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Conservative Allocation Fund invests primarily in shares of registered investment companies (the "underlying funds"). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC ("Madison"), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund to materially reduce equity risk exposures when and if conditions exist that require reduction of equity exposure.

PERFORMANCE DISCUSSION

The Madison Conservative Allocation Fund returned 5.23% (Class A shares at NAV) for the six-month period, compared to its blended benchmark’s return of 5.90%. Strong relative returns from the fund’s underlying fixed income holdings were more than off-set by the relatively weak returns generated by the fund’s equity holdings. The fund’s domestic and large cap bias also detracted from returns as international equities outperformed U.S. stocks and within the U.S., small and mid caps outpaced large caps. The period saw only modest changes to the fund’s asset allocation strategy. Within the fixed income holdings, overall credit exposure was pared back on valuation concerns. The proceeds were redistributed to a mix of our core equity and fixed income funds. U.S. mid-cap exposure was also increased over the period.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Bond Funds	60.5%
Foreign Bond Funds	7.6%
Foreign Stock Funds	4.7%
Stock Funds	25.9%
Money Market Funds and Other Net Assets	1.3%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Metropolitan West Total Return Bond Fund Class I	9.7%
PIMCO Total Return Fund Institutional Class	8.8%
Madison Disciplined Equity Fund	8.1%
DoubleLine Total Return Bond Fund Class I	7.9%
Madison Core Bond Fund Class Y	7.2%
Madison High Quality Bond Fund	7.2%
Madison Large Cap Value Fund Class Y	6.9%
Franklin Floating Rate Daily Access Fund Advisor Class	6.9%
Madison Corporate Bond Fund	5.4%
Templeton Global Bond Fund Advisor Class	4.0%

Madison Funds | Review of Period (unaudited) - continued | April 30, 2013

MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Moderate Allocation Fund invests primarily in shares of registered investment companies (the "underlying funds"). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC ("Madison"), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund to materially reduce equity risk exposures when and if conditions exist that require reduction of equity exposure.

PERFORMANCE DISCUSSION

The Madison Moderate Allocation Fund returned 8.82% (Class A shares at NAV) for the six-month period, while its blended benchmark returned 9.64%. Strong relative returns from the fund’s underlying fixed income holdings were more than off-set by the relatively weak returns generated by the fund’s equity holdings. The fund’s domestic and large cap bias also detracted from returns as international equities outperformed U.S. stocks and within the U.S., small and mid caps outpaced large caps. In terms of asset allocation strategy, within the fixed income holdings, overall credit exposure was pared back on valuation concerns. The proceeds were redistributed to a mix of our core equity and fixed income funds. U.S. mid-cap exposure was increased over the period. Finally, a hedged Japanese equity ETF position was added in December based on monetary easing being a market catalyst for Japan.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Bond Funds	37.6%
Foreign Bond Funds	3.0%
Foreign Stock Funds	10.7%
Stock Funds	48.2%
Money Market Funds and Other Net Assets	0.5%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Madison Disciplined Equity Fund	9.6%
Madison Large Cap Value Fund Class Y	9.0%
Metropolitan West Total Return Bond Fund Class I	8.9%
Schwab Fundamental U.S. Large Company Index Fund	8.5%
DoubleLine Total Return Bond Fund Class I	6.9%
Madison Large Cap Growth Fund Class Y	6.6%
Franklin Floating Rate Daily Access Fund Advisor Class	5.7%
PIMCO Investment Grade Corporate Bond Fund Institutional Class	5.0%
Madison High Quality Bond Fund	4.6%
Madison Mid Cap Fund Class Y	4.6%

AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Aggressive Allocation Fund invests primarily in shares of registered investment companies (the "underlying funds"). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC ("Madison"), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund to materially reduce equity risk exposures when and if conditions exist that require reduction of equity exposure.

PERFORMANCE DISCUSSION

The Madison Aggressive Allocation Fund returned 11.51% (Class A shares at NAV) for the period, trailing its blended benchmark, which returned 13.58%. Weak relative returns from the fund’s core equity positions, both domestic and foreign, were primarily responsible for the fund’s underperformance. Performance was also challenged by the fund’s domestic and large cap equity bias. International stocks outperformed US equities and within the U.S., small and mid cap stocks outpaced large caps. In terms of asset allocation, the fund’s high-yield bond position was greatly reduced with the proceeds redirected among the fund’s core equity positions. U.S. mid-cap exposure was increased over the period. Finally, a hedged Japanese equity ETF position was added in December based on monetary easing being a market catalyst for Japan.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Bond Funds	15.2%
Foreign Bond Funds	0.5%
Foreign Stock Funds	15.7%
Stock Funds	67.2%
Money Market Funds and Other Net Assets	1.4%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Schwab Fundamental U.S. Large Company Index Fund	13.2%
Madison Disciplined Equity Fund	12.5%
Madison Large Cap Value Fund Class Y	11.5%
Metropolitan West Total Return Bond Fund Class I	10.5%
Madison Mid Cap Fund Class Y	8.4%
Madison Large Cap Growth Fund Class Y	7.3%
iShares S&P 100 Index Fund ETF	6.0%
Vanguard FTSE All-World ex-U.S. ETF	5.0%
PIMCO Investment Grade Corporate Bond Fund Institutional Class	4.2%
Vanguard Information Technology ETF	3.3%

Madison Funds | Review of Period (unaudited) - continued | April 30, 2013

FUND CHANGES

For the period beginning November 1, 2012 through April 19, 2013 the Madison Tax-Free Virginia, Tax-Free National, Government Bond, High Quality Bond, Corporate Bond, Dividend Income, Disciplined Equity, Investors and NorthRoad International Funds operated as respective series of Madison Mosaic Tax-Free, Madison Mosaic Income and Madison Mosaic Equity Trusts prior to their reorganization as series of Madison Funds. See Note 12 of the accompanying Notes to Financial Statements.

CASH RESERVES FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Cash Reserves Fund invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase. These securities will be obligations of the U.S. Government and its agencies and instrumentalities, but may also include securities issued by U.S. and foreign financial institutions, corporations, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

The fund may invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial, or consumer loans originated by financial institutions.

PERFORMANCE DISCUSSION

With the Federal Reserve continuing to pin short-term rates at near zero, management maintained its fee waivers to preserve investment capital. However, no dividends were produced over the course of this six-month period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Fannie Mae	25.5%
Federal Farm Credit Bank	5.9%
Federal Home Loan Bank	34.2%
Freddie Mac	21.7%
U.S. Treasury Notes	7.9%
Cash and Other Net Assets	4.8%

TAX-FREE VIRGINIA FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free Virginia Fund seeks to achieve its investment objective by investing at least 80% of its net assets in municipal bonds that are exempt from federal and state income tax for residents of Virginia. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years.

PERFORMANCE DISCUSSION

Madison Tax-Free Virginia (Class Y shares) returned 1.08% for the six-month period. This trailed its peer group, Morningstar Muni Single State Long, which averaged 1.55%. This was a period in which investors sought yield as a primary investment objective. This gave a boost to lower-quality bonds, as shown by the 3.18% return for the Morningstar High-Yield Bond category. Long bonds showed a similar result, since they offered a modest yield advantage. The fund has always focused on higher-quality issuance, and with concerns over the prospect of rising rates, kept holdings firmly towards the intermediate side, rather than the long side, of its category. Both quality and maturity were negatives over this period, but hold the prospect for outperformance should interest rates rise or if the market rotates from an emphasis on yield to a preference for credit quality.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Airport	0.5%
Development	5.4%
Education	14.1%
Facilities	12.7%
General	7.8%
General Obligation	15.1%
Medical	10.8%
Multifamily Housing	8.6%
Power	4.1%
Transportation	5.1%
Utilities	4.1%
Water	10.0%
Net Other Assets and Liabilities	1.7%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Upper Occoquan Sewage Authority, 5.15%, 7/1/20	4.8%
City of Richmond VA, 4.5%, 1/15/33	4.1%
Newport News Economic Development Authority, 5%, 7/1/25	3.4%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	3.2%
Prince William County Industrial Development Authority, 5.25%, 2/1/18	3.2%
Suffolk Redevelopment & Housing Authority, 5.6%, 2/1/33	3.0%
Stafford County & Staunton Industrial Development Authority, 4.5%, 8/1/25	2.9%
Virginia Commonwealth Transportation Board, 5%, 3/15/25	2.6%
Chesterfield County Economic Development Authority, 5%, 5/1/23	2.6%
City of Virginia Beach VA, Series A, 4%, 8/1/22	2.6%

Madison Funds | Review of Period (unaudited) - continued | April 30, 2013

TAX-FREE NATIONAL FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free National Fund seeks to achieve its investment objective by investing at least 80% of its net assets  in municipal bonds that are exempt from federal income taxes. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years. The primary difference between this fund and the Madison Tax-Free Virginia Fund is that the Madison Tax-Free Virginia Fund will invest in bonds that are exempt from federal and state income tax for residents of Virginia, while this fund will invest in bonds that are exempt from federal income tax.

PERFORMANCE DISCUSSION

Madison Tax-Free National Fund (Class Y shares) returned 1.44% for the six-month period. This trailed its peer group, the Morningstar Muni National Long category, which averaged 1.94%. This was a period in which investors sought yield as a primary investment objective. This gave a boost to lower-quality bonds, as shown by the 3.18% return for the Morningstar High-Yield Muni Bond category. Long bonds showed a similar result, since they offered a modest yield advantage. The fund has always focused on higher-quality issuance, and with concerns over the prospect of rising rates, kept holdings firmly towards the intermediate side, rather than the long side, of its category. Both quality and maturity were negatives over this period, but hold the prospect for outperformance should interest rates rise or if the market rotates from an emphasis on yield to a preference for credit quality.

STATE ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Alabama	8.0%	Mississippi	1.7%
Arizona	2.3%	Missouri	3.2%
Arkansas	1.7%	New Jersey	2.9%
Colorado	1.6%	New York	3.8%
Florida	10.9%	North Carolina	2.4%
Georgia	3.4%	Ohio	3.8%
Illinois	4.4%	Pennsylvania	2.1%
Indiana	5.6%	South Carolina	1.7%
Iowa	2.6%	Texas	17.1%
Maryland	4.6%	Virginia	5.4%
Massachusetts	2.3%	Washington	1.9%
Michigan	3.2%	Wisconsin	0.7%
Minnesota	1.5%	Net Other Assets and Liabilities	1.2%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Mueller Local Government Corp, 5%, 9/1/25	4.7%
Western Boone Multi-School Building Corp, General Obligation, 5%, 1/10/20	3.9%
County of Winnebago IL, General Obligation, 5%, 12/30/24	3.5%
Peace River/Manasota Regional Water Supply Authority, 5%, 10/1/23	2.6%
University of South Alabama, 5%, 12/1/24	2.6%
City of Virginia Beach VA, Series A, 4%, 8/1/22	2.3%
Montgomery County Revenue Authority, 5%, 5/1/31	2.3%
City of Port St Lucie FL Utility System Revenue, 5%, 9/1/27	2.3%
Massachusetts School Building Authority, 5%, 8/15/23	2.3%
Maryland Health & Higher Educational Facilities Authority, 5.25%, 8/15/38	2.2%

GOVERNMENT BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Government Bond Fund seeks to achieve its investment objective through investments in bonds and other debt securities. Under normal market conditions, the fund will invest at least 80% of its net assets in investment grade U.S. Government bonds. U.S. Government bonds and other debt securities include a variety of securities issued or guaranteed by the U.S. Treasury and various agencies of the federal government, as well as securities issued by various instrumentalities that were established or sponsored by the U.S. Government and certain interests in these types of securities (e.g., mortgage-backed securities). The fund emphasizes the safety of principal and interest for its portfolio investments. The maturities of each investment may range from long-term (30 years or more) to short-term (less than 10 years).

PERFORMANCE DISCUSSION

The Madison Government Fund (Class Y shares) returned 0.31% for the period, while its benchmark, the Barclays Capital Intermediate Government Bond Index, advanced 0.78%. The fund outperformed its peer group, the Morningstar Short Government Bond category, which averaged a 0.14% return. Management continued to emphasize defensive positioning in a period in which longer government bonds led shorter maturity government bonds.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Mortgage Backed Securities	9.5%
U.S. Government and Agency Obligations	88.1%
Short-Term Investments and Other Net Assets and Liabilities	2.4%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
U.S. Treasury Note, 3.125%, 10/31/16	12.4%
Fannie Mae, 1.25%, 1/30/17	9.7%
Freddie Mac, 2.5%, 5/27/16	7.0%
Freddie Mac, 1.25%, 5/12/17	5.8%
Federal Home Loan Bank, 3.375%, 6/12/20	5.7%
Fannie Mae, 2.375%, 4/11/16	5.0%
Federal Home Loan Bank, 1.375%, 5/28/14	4.8%
Fannie Mae, 0.5%, 3/30/16	4.7%
Fannie Mae, 2.375%, 7/28/15	3.9%
Fannie Mae, 1.625%, 10/26/15	3.9%

Madison Funds | Review of Period (unaudited) - continued | April 30, 2013

HIGH QUALITY BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison High Quality Bond Fund seeks to achieve its investment objectives through diversified investments in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments. In seeking to achieve the fund’s goals, the fund’s investment adviser will (1) shorten or lengthen the dollar weighted average maturity of the fund based on its anticipation of the movement of interest rates (the dollar weighted average maturity is expected to be ten years or less), and (2) monitor the yields of the various bonds that satisfy the fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the fund. Under normal market conditions, the fund will invest at least 80% of its net assets in higher quality bond issues and, therefore, intends to maintain an overall portfolio quality rating of A by Standards & Poor’s and/or A2 by Moody’s.

PERFORMANCE DISCUSSION

The Madison High Quality Bond Fund (Class Y shares) returned 0.31% for the period, while its benchmark, the Barclays Capital Intermediate Government Credit Index, advanced 1.09%. The fund also trailed its peer group, the Morningstar Short-Term Bond category, which averaged a 0.88% return. Management continued to emphasize defensive positioning in a period in which longer and low-quality bonds led the market.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Consumer Discretionary	3.0%
Consumer Staples	5.4%
Energy	2.0%
Fannie Mae	11.1%
Financials	17.3%
Freddie Mac	9.6%
Health Care	2.4%
Industrials	3.2%
Information Technology	9.0%
Materials	1.4%
Telecommunication Services	1.9%
U.S. Treasury Notes	31.9%
Short-Term Investments and Other Net Assets and Liabilities	1.8%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
U.S. Treasury Note, 2.25%, 5/31/14	4.9%
U.S. Treasury Note, 4.25%, 8/15/14	4.8%
U.S. Treasury Note, 2%, 11/30/13	4.7%
Fannie Mae, 4.625%, 10/15/14	4.4%
U.S. Treasury Note, 2.5%, 4/30/15	4.3%
Fannie Mae, 1.25%, 1/30/17	4.3%
U.S. Treasury Note, 3%, 2/28/17	4.0%
Freddie Mac, 2.875%, 2/9/15	3.9%
U.S. Treasury Note, 0.75%, 9/15/13	3.7%
Freddie Mac, 2.5%, 5/27/16	3.7%

CORE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal market conditions, the Madison Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The fund strives to add incremental return in the portfolio by making strategic decisions related to credit risk, sector exposure and yield curve positioning. The fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

PERFORMANCE DISCUSSION

The Madison Core Bond Fund (Class Y shares) returned 0.56% for the period, trailing fund’s benchmark, the Bank of America Merrill Lynch U.S. Corporate Government and Mortgage Index, which advanced 0.99%. The Morningstar Intermediate-Term peer group averaged 1.72% for the period. With investors focused primarily on yield during this six-month period, the best-performing areas of the bond market were long term and high yield. The Morningstar Long-Term Bond category was up 3.00%, while the Morningstar High Yield Bond category was up 6.86%. Madison Core Bond took a more defensive posture, avoiding both long government bonds and the riskiest corporate bonds.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Asset Backed Securities	0.7%
Corporate Notes and Bonds	23.4%
Mortgage Backed Securities	11.9%
U.S. Government and Agency Obligations	61.4%
Short-Term Investments and Other Net Assets and Liabilities	2.6%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
U.S. Treasury Note, 4.25%, 8/15/14	7.0%
U.S. Treasury Bond, 4.5%, 5/15/38	5.8%
U.S. Treasury Note, 2.25%, 1/31/15	5.8%
U.S. Treasury Note, 2.75%, 2/15/19	5.5%
U.S. Treasury Note, 4.25%, 8/15/15	4.8%
U.S. Treasury Note, 2.75%, 11/30/16	4.3%
U.S. Treasury Bond, 6.625%, 2/15/27	3.6%
U.S. Treasury Note, 3.125%, 1/31/17	3.3%
U.S. Treasury Note, 4.25%, 11/15/17	3.3%
U.S. Treasury Note, 4%, 2/15/14	3.2%

Madison Funds | Review of Period (unaudited) - continued | April 30, 2013

CORPORATE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Corporate Bond Fund seeks to achieve its investment objective through diversified investment in a broad range of corporate debt securities. Under normal market conditions, the fund will invest at least 80% of its net assets in income-producing corporate bonds, and at least 80% of its assets in investment grade bonds. Up to 20% of the fund’s assets may be invested in non-investment grade fixed-income securities commonly referred to as "high yield" or "junk" bonds. The fund expects to maintain an average overall portfolio quality of A- or better, an overall portfolio dollar weighted average maturity of 15 years or less, and an overall portfolio duration within 25% of the Barclays Capital Credit Bond Index benchmark (with the flexibility to occasionally vary from the benchmark by up to 50% when the investment adviser believes interest rates are likely to materially change).

PERFORMANCE DISCUSSION

The Madison Corporate Bond Fund (Class Y shares) returned 0.47% for the period, while its benchmark, the Barclays Capital Credit Bond Index, advanced 1.55%. The fund underperformed its peer group, the Morningstar Intermediate-Term Bond category, which averaged a 1.72% return. Management continued to emphasize defensive positioning in a period in which longer and lower quality bonds led the market.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Consumer Discretionary	11.7%
Consumer Staples	14.0%
Energy	11.5%
Financials	27.1%
Health Care	6.0%
Industrials	3.5%
Information Technology	16.2%
Materials	4.3%
Utilities	2.0%
Short-Term Investments and Other Net Assets and Liabilities	3.7%
Financials includes securities in the following industries: Banks, Diversified Financial Services, Insurance and Real Estate.

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Comcast Corp., 6.45%, 3/15/37	2.8%
General Electric Capital Corp., 6.75%, 3/15/32	2.8%
Valero Energy Corp., 6.625%, 6/15/37	2.6%
Oracle Corp., 5.75%, 4/15/18	2.6%
Walgreen Co., 5.25%, 1/15/19	2.5%
Wells Fargo & Co., 5.625%, 12/11/17	2.4%
Cisco Systems Inc., 5.5%, 2/22/16	2.4%
American Express Co., 6.15%, 8/28/17	2.4%
Berkshire Hathaway Finance Corp., 5.4%, 5/15/18	2.4%
Mondelez International Inc., 5.375%, 2/10/20	2.4%

HIGH INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as "junk" bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to economic outlook. Under normal market conditions, the fund invests at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

PERFORMANCE DISCUSSION

The Madison High Income Fund (Class Y shares) returned 5.24% for the period, trialing the fund’s benchmark and peer group. The Bank of America Merrill Lynch U.S. High Yield Master II Constrained returned 7.26%. The Morningstar High Yield Bond peer group averaged 6.86% for the period. This gap in return was largely due to the fund management’s concerns over overbuying in the lower-rated area and the potential for yields to widen from their historic lows. In other words, valuation appeared very pricey through this period, and management felt it prudent to maintain a more conservative portfolio.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Consumer Discretionary	36.0%
Consumer Staples	5.8%
Energy	13.0%
Financials	0.8%
Health Care	10.1%
Industrials	9.9%
Information Technology	3.7%
Materials	5.6%
Telecommunication Services	8.9%
Utilities	2.9%
Short-Term Investments and Other Net Assets and Liabilities	3.3%
 Consumer Discretionary includes securities in the following industries:  Auto Components; Automobiles; Hotels, Restaurants & Leisure; Household Durables; Media; Specialty Retail; and Textiles, Apparel & Luxury Goods.

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Griffon Corp., 7.125%, 4/1/18	2.0%
Cumulus Media Holdings Inc., 7.75%, 5/1/19	1.8%
Tenet Healthcare Corp., 8%, 8/1/20	1.7%
Ingles Markets Inc., 8.875%, 5/15/17	1.6%
Cooper Standard Automotive Inc., 8.5%, 5/1/18	1.6%
Hughes Satellite Systems Corp., 7.625%, 6/15/21	1.5%
Pinnacle Entertainment Inc., 8.625%, 8/1/17	1.5%
Biomet Inc., 6.5%, 10/1/20	1.5%
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.25%, 1/15/19	1.5%
NRG Energy Inc., 8.25%, 9/1/20	1.5%

Madison Funds | Review of Period (unaudited) - continued | April 30, 2013

DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds. Generally, however, bonds will constitute up to 80% of the fund’s assets, stocks will constitute up to 70% of the fund’s assets, real estate securities will constitute up to 25% of the fund’s assets, foreign stocks and bonds will constitute up to 25% of the fund’s assets and money market instruments may constitute up to 25% of the fund’s assets. The fund intends to limit the investment in lower credit quality bonds to less than 50% of the fund’s assets.

PERFORMANCE DISCUSSION

The Madison Diversified Income Fund (Class A shares) returned 8.84% for the six-month period, outperforming its blended index (50% Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index and 50% S&P 500) which returned 7.56%. The fund’s designated Morningstar peer group is Large Value, which is primarily a pure stock category, and as such, would be expected to outperform in a period in which the stock market had such strong returns. This was indeed the case, as this category averaged a 15.17% return for the period. Although conservative bond positioning was a slight detractor, the fund’s bond benchmark return of 0.99% for the period indicates the modest nature of this difference. The real story for the period was in the stock market, where the S&P 500 advanced 14.42%. Dividend return strategies were strong for the period, as investors were attracted to stocks whose dividend yields far exceeded those available in high-quality bonds. The fund’s stock allocation had strong positive returns from all of the sectors to which it was exposed, overcoming the handful of stocks which had negative returns for the period: Exxon Mobile, M&T Bank, Lockheed Martin, Paychex and QUALCOMM. These strong returns were led by the Financial, Health Care, Industrial and Consumer Discretionary Sectors. In terms of relative performance against S&P Sectors, the fund had the best results in Information Technology while its Consumer Staples and Financial Sector stocks produced slightly smaller positive returns than their index counterparts. Top performing stocks included financial holding BlackRock, Consumer Discretionary holding Time Warner, and industrial holding Boeing.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Asset Backed Securities	0.1%
Common Stocks	57.9%
Corporate Notes and Bonds	13.1%
Mortgage Backed Securities	7.6%
U.S. Government and Agency Obligations	16.5%
Short-Term Investments and Other Net Assets and Liabilities	4.8%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Johnson & Johnson	2.9%
Chevron Corp.	2.6%
The Travelers Cos. Inc.	2.4%
Merck & Co. Inc.	2.3%
Pfizer Inc.	2.3%
U.S. Treasury Note, 0.5%, 10/15/14	2.2%
U.S. Treasury Note, 4.25%, 11/15/17	2.1%
ConocoPhillips	2.1%
PepsiCo Inc.	2.1%
3M Co.	2.0%

DIVIDEND INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Dividend Income Fund invests in equity securities of companies with a market capitalization of over $1 billion and a history of paying dividends, with the ability to increase dividends over time. Under normal market conditions, at least 80% of the fund’s net assets will be invested in dividend paying equity securities. The fund typically owns 40-60 securities which are chosen for having a current yield exceeding the S&P 500’s average yield, strong fundamentals including an attractive balance sheet and reasonable valuations at the time of purchase. A key attraction for management is a company with a history of increasing dividend payments and a business model which supports the possibility of continuing these increases in the future.

PERFORMANCE DISCUSSION

Madison Dividend Income Fund (Class Y shares) returned 15.53% for the six-month period, outpacing its benchmark, the S&P 500 Index, which advanced 14.42%. This performance was also ahead of its peer group, as the Morningstar Large Value category was up 15.17%. Dividend yield strategies were strong during the period, as investors were attracted to stocks yielding far more than high-quality bonds. This effect helped provide the decided outperformance of large-cap value stocks over large-cap growth stocks. The fund had strong positive returns from all of the sectors to which it was exposed, overcoming the handful of stocks which had negative returns for the period: Exxon Mobil, M&T Bank, Lockheed Martin, Paychex and QUALCOMM. These strong returns were led by the Financial, Health Care, Industrial and Consumer Discretionary Sectors. In terms of relative performance against S&P Sectors, the fund had the best results in Information Technology while its Consumer Staples and Financial Sector stocks produced slightly smaller positive returns than their index counterparts. Top performing stocks included Financial holding BlackRock, Consumer Discretionary holding Time Warner, and Industrial holding Boeing.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
	Fund	S&P 500 Index
Consumer Discretionary	9.1%	11.8%
Consumer Staples	13.6%	11.1%
Energy	11.6%	10.6%
Financials	17.0%	16.1%
Health Care	16.9%	12.7%
Industrials	13.8%	9.8%
Information Technology	11.0%	17.8%
Materials	1.4%	3.4%
Telecommunication Services	2.3%	3.1%
Utilities	–	3.6%
Short-Term Investments and Other Net Assets and Liabilities	3.3%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Johnson & Johnson	4.7%
Chevron Corp.	4.5%
Travelers Cos. Inc./The	3.9%
Pfizer Inc.	3.8%
Merck & Co. Inc.	3.7%
ConocoPhillips	3.3%
PepsiCo Inc.	3.3%
3M Co.	3.2%
United Technologies Corp.	2.6%
Wells Fargo & Co.	2.5%

Madison Funds | Review of Period (unaudited) - continued | April 30, 2013

EQUITY INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Equity Income Fund invests, under normal market conditions, primarily in common stocks of large-and mid-capitalization companies that are, in the view of the fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates. The portfolio managers will allocate the fund’s assets among stocks in sectors of the economy based upon their views on forward earnings growth rates, adjusted to reflect their views on economic and market conditions and sector risk factors.

The fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The extent of option writing activity will depend upon market conditions and the portfolio manager’s ongoing assessment of the attractiveness of writing call options on the fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the fund by providing downside protection.

PERFORMANCE DISCUSSION

Madison Equity Income Fund (Class Y shares) returned 6.09% for the six-month period. As expected, the fund did not match the S&P 500’s 14.42% return, since the fund’s covered call strategy is not designed to keep up with rapidly rising markets. However, the fund’s active management of stock holdings and option writing proved to be an advantage over the passive strategy of its covered call benchmark, the CBOE S&P 500 BuyWrite Index (BXM), which was up 4.53%. The fund’s largest weighting was in Information Technology. Broad returns from these holdings produced more than a third of the fund’s positive results, led by strength from Adobe Systems, Broadcom and Microsoft.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
	Fund	S&P 500 Index
Consumer Discretionary	7.7%	11.8%
Consumer Staples	-	11.1%
Energy	17.1%	10.6%
Financials	8.5%	16.1%
Health Care	4.5%	12.7%
Industrials	6.5%	9.8%
Information Technology	28.4%	17.8%
Materials	6.4%	3.4%
Telecommunication Services	–	3.1%
Utilities	–	3.6%
Exchange-Traded Funds	5.1%	–
U.S. Treasury Bills	10.6%	–
Short-Term Investments, Options and Other Net Assets	5.2%	–
 Information Technology includes securities in the following industries: Communications Equipment; Computers & Peripherals; Internet Software & Services; Semiconductors & Semiconductor Equipment; and Software.

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Apple Inc.	5.1%
Freeport-McMoRan Copper & Gold Inc.	4.4%
Schlumberger Ltd.	4.0%
Apache Corp.	3.9%
Expeditors International of Washington Inc.	3.8%
Microsoft Corp.	3.8%
Morgan Stanley	3.6%
Broadcom Corp., Class A	3.5%
Southwestern Energy Co.	3.3%
UnitedHealth Group Inc.	3.2%

LARGE CAP VALUE FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Large Cap Value Fund will, under normal market conditions, invest primarily in large cap stocks. The fund follows a "value" approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The fund will diversify its holdings among various industries and among companies within those industries. The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values.

PERFORMANCE DISCUSSION

Madison Large Cap Value Fund (Class Y shares) returned 12.75% for the six-month period, trailing its benchmark, the Russell 1000¨ Value Index, which was up 16.31%. The fund also trailed its Morningstar Benchmark, Large Cap Value, which showed a 15.17% return. The fund had positive results from its overweighting in industrial companies and strong stock selection in the Consumer Discretionary Sector. But it lost ground against its benchmark in the other sectors, especially Information Technology, Financials and Consumer Staples. The fund had above-benchmark returns from Johnson & Johnson, Time Warner and 3M, while suffering disappointing returns from Newmont Mining and energy holdings Apache Corporation and National Oilwell Varco.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
	Fund	Russell 1000¨ Value Index
Consumer Discretionary	9.3%	8.6%
Consumer Staples	9.4%	7.4%
Energy	13.8%	15.5%
Financials	26.8%	27.9%
Health Care	16.5%	11.9%
Industrials	12.2%	8.6%
Information Technology	1.5%	6.5%
Materials	4.7%	3.5%
Telecommunication Services	1.4%	3.2%
Utilities	–	6.9%
Short-Term Investments and Other Net Assets and Liabilities	4.4%	0.0%
Financials includes securities in the following industries: Capital Markets; Commercial Banks; Insurance; and Real Estate Management & Development.

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Johnson & Johnson	4.5%
Pfizer Inc.	4.1%
Merck & Co. Inc.	3.9%
3M Co.	3.3%
Chevron Corp.	3.1%
Markel Corp.	3.0%
Wells Fargo & Co.	3.0%
Berkshire Hathaway Inc., Class B	3.0%
The Travelers Cos. Inc.	2.5%
American International Group Inc.	2.5%

Madison Funds | Review of Period (unaudited) - continued | April 30, 2013

DISCIPLINED EQUITY FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Disciplined Equity Fund invests primarily in the common stocks of high-quality growth companies. The fund typically owns 25-40 securities which are selected using our long-held investment discipline of seeking the highest-quality, proven companies and purchasing them when valuations appear advantageous. See Note 13 to the accompanying Notes to Financial Statements regarding the pending reorganization of this fund into the Madison Investors Fund.

PERFORMANCE DISCUSSION

Madison Disciplined Equity Fund (Class Y shares) returned 13.81% for the six-month period, trailing its benchmark, the S&P 500 Index, which advanced 14.42%. This performance slightly lagged its peer group, as the Morningstar Large Blend category was up 14.54%. In addition to the drag from the fund’s modest cash holdings, the relative underperformance to the benchmark could be attributed to holdings in the Financial Sector and to a lesser extent, Energy Sector. With a weighting just below the index’s, the fund’s holdings in the Consumer Discretionary Sector showed particular strength, led by exceptional returns from Nike, Omnicom, Discovery Communications and CarMax. Other strong stocks included Accenture, Mondelez International, Johnson & Johnson and 3M. Stocks which detracted from performance included Chevron and Apple. For all but the final weeks of the period, the fund sought to maintain an overall sector weighting in line with the broader market, with monthly rebalancing. See Note 13 regarding the pending reorganization of this fund into the Madison Investors Fund.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
	Fund	S&P 500 Index
Consumer Discretionary	13.1%	11.8%
Consumer Staples	7.8%	11.1%
Energy	6.4%	10.6%
Financials	17.0%	16.1%
Health Care	6.6%	12.7%
Industrials	15.7%	9.8%
Information Technology	20.9%	17.8%
Materials	2.7%	3.4%
Telecommunication Services	–	3.1%
Utilities	–	3.6%
U.S. Treasury Bills	2.4%	–
Short-Term Investments and Other Net Assets and Liabilities	7.4%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Berkshire Hathaway Inc., Class B	4.4%
Microsoft Corp.	4.4%
3M Co.	4.2%
Johnson & Johnson	3.9%
Markel Corp.	3.7%
NIKE Inc., Class B	3.6%
Accenture PLC, Class A	3.4%
Oracle Corp.	3.3%
Omnicom Group Inc.	3.1%
Target Corp.	3.0%

INVESTORS FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Investors Fund invests primarily in the common stocks of established, high-quality growth companies. The fund typically owns 25-40 securities which are selected using our long-held investment discipline of seeking the highest-quality, proven companies and purchasing them when valuations appear advantageous. We follow a rigorous three-step process when evaluating companies. We consider the business model, the management team and the valuation of each potential investment. We strive to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. We corroborate this valuation work with additional valuation methodologies. The fund typically sells a stock when the valuation target the portfolio managers have set for the stock has been achieved, the fundamental business prospects for the company have materially changed, or the portfolio managers find a more attractive alternative.

PERFORMANCE DISCUSSION

Madison Investors Fund (Class Y shares) returned 14.99% for the six-month period, outpacing its benchmark, the S&P 500 Index, which advanced 14.42%. This performance was also well ahead of its peer group, as the Morningstar Large Growth category was up 12.89%. A number of factors were behind our relatively strong performance. During the course of the six-months the top performing sector was Consumer Discretionary, where the fund had a higher exposure than the Index, while the portfolio was under-exposed to Energy and Materials, two sectors which lagged the Index. The worst performing area of the market was the Technology Sector, where Apple, the largest stock in the S&P 500 which constitutes an approximate 13% weighting in the Technology Sector, dropped -24.8% over the period. Our lack of exposure to Apple and index-beating returns from top-ten holdings Microsoft and Accenture plus Google and Visa gave the portfolio a significant advantage over the fund’s benchmark in this sector. Other strong performers in the fund included CarMax, Nike, Omnicom, Berkshire Hathaway, and Johnson & Johnson. On the other side of the ledger, we saw subpar performance for the period from Apache and C.H. Robinson.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
	Fund	S&P 500 Index
Consumer Discretionary	12.9%	11.8%
Consumer Staples	7.6%	11.1%
Energy	5.8%	10.6%
Financials	16.9%	16.1%
Health Care	7.7%	12.7%
Industrials	15.6%	9.8%
Information Technology	20.7%	17.8%
Materials	2.7%	3.4%
Telecommunication Services	–	3.1%
Utilities	–	3.6%
U.S. Treasury Bills	3.3%	–
Short-Term Investments and Other Net Assets and Liabilities	6.8%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Johnson & Johnson	5.0%
Berkshire Hathaway Inc., Class B	4.3%
Microsoft Corp.	4.3%
3M Co.	4.1%
Markel Corp.	3.7%
NIKE Inc., Class B	3.5%
Accenture PLC, Class A	3.4%
Oracle Corp.	3.3%
Omnicom Group Inc.	3.1%
Target Corp.	3.0%

Madison Funds | Review of Period (unaudited) - continued | April 30, 2013

LARGE CAP GROWTH FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Large Cap Growth Fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. Stocks selected for the fund will represent primarily well-established companies that have a demonstrated pattern of consistent growth. To a lesser extent, the fund may invest in less-established companies that may offer more rapid growth potential. The fund has an active trading strategy which will lead to more portfolio turnover than a more passively-managed fund.

PERFORMANCE DISCUSSION

Madison Large Cap Growth Fund (Class Y shares) returned 10.61% for the six-month period, trailing its benchmark, the Russell 1000¨ Growth Index, which was up 13.71%. In a period in which growth strategies lagged value strategies, the fund was hindered by trailing relative returns in Information Technology, Consumer Discretionary and Financials. Its only holding in Telecommunications, Verizon, trailed both the index and its index sector significantly. On the positive side, the fund had strong returns in its Health Care holdings, led by biotechnology concerns Celgene and Biogen Idec. Pepsico led the fund’s Consumer Staples holdings with a strong six-month return while technology holdings Microsoft and Google were up well above the benchmark’s return. The largest single detractor to performance was Apple, which dropped -24.8% over the period, and was the fund’s largest weighted holding.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
	Fund	Russell 1000¨ Growth Index
Consumer Discretionary	18.1%	16.8%
Consumer Staples	6.4%	13.2%
Energy	4.8%	4.0%
Financials	2.5%	5.1%
Health Care	8.7%	13.0%
Industrials	13.6%	12.5%
Information Technology	33.0%	28.5%
Materials	3.0%	4.0%
Telecommunication Services	–	2.6%
Utilities	–	0.3%
Short-Term Investments and Other Net Assets and Liabilities	9.9%	–
 Information Technology includes securities in the following industries:  Communications Equipment; Computers & Peripherals; Internet Software & Services; IT Services; Semiconductors & Semiconductor Equipment; and Software.

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Apple Inc.	6.9%
Microsoft Corp.	4.6%
Google Inc., Class A	3.4%
Schlumberger Ltd.	3.2%
Oracle Corp.	2.9%
QUALCOMM Inc.	2.8%
PepsiCo Inc.	2.7%
Accenture PLC, Class A	2.3%
Amazon.com Inc.	2.2%
Cerner Corp.	2.0%

MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Mid Cap Fund invests generally in common stocks, securities convertible into common stocks and related equity securities of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in such mid cap securities. The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund’s portfolio managers believe in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation. As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment. Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

PERFORMANCE DISCUSSION

The Madison Mid Cap Fund (Class Y shares) returned 14.40% for the six-month period (see Note 12 to the accompanying Notes to Financial Statements), trailing its benchmark Russell Midcap¨ Index which outpaced the broad large- and small-cap domestic indices with an 18.90% return. The fund’s peer group showed an average return of 14.80%, as measured by the Morningstar Mid-Cap Growth category. The strongest sectors in the index were Financials, Consumer Discretionary, Technology, Industrials and Health Care. The fund had positive returns in all of these sectors as well, but only in Consumer Discretionary were the returns stronger than the index’s. In this sector, the fund had excellent results from all of our holdings, led by CarMax and Omnicom Group. The underperformance against the index came largely in Industrials and Health Care followed by Energy and Financials. Stocks lagging the overall market included financial holding M&T Bank, heath care concern Techne Corporation, and Ritchie Brothers Auctioneers, an industrial company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
	Fund	Russell Midcap¨ Index
Consumer Discretionary	24.0%	16.7%
Consumer Staples	0.9%	6.4%
Energy	6.0%	7.1%
Financials	24.6%	20.9%
Health Care	7.6%	9.9%
Industrials	18.5%	12.4%
Information Technology	4.4%	12.5%
Materials	6.3%	6.0%
Telecommunication Services	–	1.9%
Utilities	–	6.2%
Short-Term Investments and Other Net Assets and Liabilities	7.7%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Markel Corp.	5.5%
TJX Cos. Inc.	4.0%
Brookfield Asset Management Inc., Class A	3.8%
Crown Holdings Inc.	3.8%
Advance Auto Parts Inc.	3.5%
WR Berkley Corp.	3.5%
Omnicom Group Inc.	3.3%
C.H. Robinson Worldwide Inc.	3.0%
Bed Bath & Beyond Inc.	3.0%
Laboratory Corp. of America Holdings	2.9%

Madison Funds | Review of Period (unaudited) - continued | April 30, 2013

SMALL CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Small Cap Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. Under normal market conditions, the fund will maintain at least 80% of its net assets in such small cap securities. The portfolio managers employ a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of companies they believe have attractive valuations. The portfolio managers focus on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market. Through fundamental research, the portfolio managers seek to identify those companies which possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average.

PERFORMANCE DISCUSSION

The Madison Small Cap Fund (Class Y shares) returned 15.72% for the period, lagging the Russell 2000¨ Index’s 16.58% and the Russell 2000¨ Value Index’s identical 16.58% return. The fund also trailed its peer group average, as the Morningstar Small Blend category averaged a return of 16.46%. The fund’s underperformance was due to allocation among sectors, a residual of the bottom-up stock selection process, which detracted from relative returns in part due to an allocation to cash in a strong market environment and overweight exposure to materials stocks. Stock selection was positive overall for the period, particularly within the Information Technology, Energy, and Utilities Sectors; this was partially offset by weak stock selection in the Consumer Discretionary, Financials, and Industrials Sectors.

The fund’s largest relative detractors during the period included Cato Corp., a fashion retailer specializing in women’s apparel; Atlas Air Worldwide Holdings, Inc., a global provider of outsourced aircraft and aviation operating solutions; and Deltic Timber Corp., a natural resources company focused on the ownership and management of timberland. The fund’s position in Cubic Corp., an international provider of systems and solutions that address the mass transit and global defense markets, was also among the top detractors from absolute performance. The fund’s largest contributors to relative performance during the period included Belden Inc., a designer and manufacturer of cable, connectivity, and networking products in markets including industrial, enterprise, and broadcast; ICON PLC, a global provider of outsourced development services to the pharmaceutical, biotechnology, and medical device industries; and G&K Services Inc., a provider of branded uniform and facility services programs. Carlisle Cos. Inc., a diversified industrial manufacturer with significant operations in commercial roofing and specialty tires and wheels, was also among the top absolute contributors to performance.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
	Fund	Russell 2000¨ Value Index
Consumer Discretionary	12.0%	12.5%
Consumer Staples	2.2%	2.7%
Energy	5.0%	6.3%
Financials	19.8%	37.9%
Health Care	10.5%	4.4%
Industrials	23.5%	12.1%
Information Technology	9.8%	11.9%
Materials	8.3%	5.3%
Utilities	4.8%	6.4%
Telecommunication Services	–	0.5%
Short-Term Investments and Other Net Assets and Liabilities	4.1%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Belden Inc.	3.4%
Charles River Laboratories International Inc.	2.6%
Mueller Industries Inc.	2.4%
United Stationers Inc.	2.1%
G&K Services Inc.	2.0%
ICON PLC	2.0%
Ascena Retail Group Inc.	1.9%
GATX Corp.	1.9%
Albany International Corp., Class A	1.9%
Amsurg Corp.	1.8%

Madison Funds | Review of Period (unaudited) - continued | April 30, 2013

NORTHROAD INTERNATIONAL FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison NorthRoad International Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the stock of foreign companies, with an emphasis on companies with a market capitalization of approximately $3 billion or greater. The fund expects to have a relatively focused portfolio of between 25-40 holdings.

PERFORMANCE DISCUSSION

The NorthRoad International Fund (Class Y shares) returned 14.95% for the period, trailing the 16.90% return of the MSCI EAFE Index (net). The fund outperformed its peer group, with the Morningstar Foreign Large Blend category averaging a 14.02% return. The fund’s underperformance relative to the benchmark was primarily due to its limited exposure to both financials and Japanese stocks, both of which strongly outperformed. The fund benefited from stock selection in materials. The shares of Givaudan, the global leader in the fragrance and flavor industry, advanced as the company continued to deliver good volume growth and pricing aided by its significant and growing emerging markets exposure. Both stock selection and the fund’s healthy exposure to health care were also positives.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Europe (excluding United Kingdom)	50.7%
United Kingdom	26.4%
Japan	8.7%
Emerging Markets	3.9%
Latin America	2.3%
Pacific Basin (excluding Japan)	1.7%
Short-Term Investments and Other Net Assets and Liabilities	6.3%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Novartis AG	4.5%
Roche Holding AG	3.7%
Unilever PLC	3.4%
Nestle S.A.	3.2%
Sanofi	3.1%
GlaxoSmithKline PLC	3.0%
SAP AG	3.0%
Syngenta AG	2.9%
Diageo PLC	2.8%
Mitsubishi UFJ Financial Group Inc.	2.7%

INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the fund’s assets are invested in relatively large capitalization stocks of companies located or operating in developed countries. The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The fund may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

PERFORMANCE DISCUSSION

The Madison International Stock Fund (Class Y shares) returned 14.17% for the period, trailing the 16.90% return of the MSCI EAFE Index (net). The fund outperformed its peer group, with the Morningstar Foreign Large Blend category averaging a 14.02% return. Benchmark underperformance during the period was primarily due to stock selection. In the Energy Sector, a position in French seismic surveyor CGG negatively impacted the fund due to competitive pressures and higher-than-expected costs at its Sercel equipment-supply unit. Despite favorable positioning, stock selection in materials detracted from relative returns as Australian mineral exploration and production company BHP Billiton declined following weakening commodity prices. Low exposure to the outperforming Financials Sector also negatively impacted the fund. The fund benefited from holdings in the Industrials Sector, as a position in Irish discount airline Ryanair performed well due to the company’s strong operational results. Stock selection in emerging markets benefited the fund as positions in Krung Thai Bank and Indonesia’s Bank Mandiri performed well.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Europe (excluding United Kingdom)	40.2%
United Kingdom	21.4%
Japan	18.6%
Pacific Basin (excluding Japan)	8.5%
Emerging Markets	6.5%
Short-Term Investments and Other Net Assets and Liabilities	2.0%
Latin America	1.7%
Africa	1.1%

TOP TEN ADR HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Novartis AG	3.8%
Anheuser-Busch InBev N.V.	3.4%
Unilever PLC	3.2%
Sanofi S.A.	2.6%
Sumitomo Mitsui Financial Group Inc.	2.5%
Royal Dutch Shell PLC	2.4%
Bayer AG	2.3%
Prudential PLC	2.2%
BNP Paribas S.A.	2.2%
Rexam PLC	2.1%

Madison Funds | Review of Period (unaudited) - concluded | April 30, 2013

BENCHMARK DESCRIPTIONS

Allocation Fund Indexes

The Conservative Allocation Fund Custom Index consists of 65% Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index, 30% Russell 3000¨ Index and 5% MSCI EAFE Index. See market index descriptions below.

The Moderate Allocation Fund Custom Index consists of 40% Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index, 45% Russell 3000¨ Index and 15% MSCI EAFE Index. See market index descriptions below.

The Aggressive Allocation Fund Custom Index consists of 15% Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index, 55% Russell 3000¨ Index and 30% MSCI EAFE Index. See market index descriptions below.

Hybrid Fund Indexes

The Custom Blended Index consists of 50% S&P 500 Index and 50% Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index. See market index descriptions below.

Market Indexes

The CBOE S&P 500 BuyWrite Monthly Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e. holding a long position in and selling covered call options on that position) on the S&P 500 Index.

The Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

The Barclays Capital Credit Bond Index is an unmanaged, market capitalization weighted index that covers the U.S. dollar denominated fixed-rate, taxable bond market, with maturities of one year or more.

The Barclays Capital U.S. Intermediate Government Bond Index is a market-value-weighted index for government fixed-rate debt issues with maturities between one and 10 years.

The Barclays Capital Intermediate Government Credit Bond Index measures the performance of U.S. dollar denominated U.S. Treasuries, government related and investment grade U.S. corporate securities with maturities between one and 10 years.

The Barclays Capital Intermediate Government Credit A+ Bond Index measures the performance of U.S. dollar denominated U.S. Treasuries, government related and investment grade U.S. corporate securities with quality ratings of A3/A- or better and maturities between one and 10 years.

The Barclays Municipal Bond Index measures the performance of the U.S. dollar denominated long-term tax exempt bond market.

The MSCI EAFE (Europe, Australasia & Far East) Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The Russell 1000¨ Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000¨ Index.

The Russell 1000¨ Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000¨ Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000¨ Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000¨ Index.

The Russell 2000¨ Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000¨ Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000¨ Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap¨ Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

Madison Funds | April 30, 2013

Conservative Allocation Fund Portfolio of Investments (unaudited)
	Shares	Value (Note 2)
INVESTMENT COMPANIES - 99.5%
Bond Funds - 60.5%
DoubleLine Total Return Bond Fund Class I	481,674	$ 5,495,903
Franklin Floating Rate Daily Access Fund Advisor Class	516,216	4,754,353
Madison Core Bond Fund Class Y (A)	475,859	5,020,309
Madison Corporate Bond Fund (A)	322,000	3,764,183
Madison High Income Fund Class Y (A)	330,543	2,379,906
Madison High Quality Bond Fund Class Y (A)	444,955	4,983,502
Metropolitan West Total Return Bond Fund Class I	611,169	6,735,082
PIMCO Investment Grade Corporate Bond Fund Institutional Class	243,135	2,757,152
PIMCO Total Return Fund Institutional Class	534,792	6,064,546
		41,954,936
Foreign Bond Funds - 7.6%
TCW Emerging Markets Income Fund Class I	271,300	2,533,942
Templeton Global Bond Fund Advisor Class	202,717	2,758,976
		5,292,918
Foreign Stock Funds - 4.7%
Madison International Stock Fund Class Y (A)	142,251	1,734,038
Vanguard FTSE All-World ex-U.S. ETF	31,149	1,498,267
		3,232,305
Money Market Funds - 0.8%
State Street Institutional U.S. Government Money Market Fund	529,634	529,634
Stock Funds - 25.9%
iShares Russell Midcap Index Fund ETF	13,223	1,705,370
iShares S&P 100 Index Fund ETF	19,223	1,383,095
Madison Disciplined Equity Fund Class Y (A)	373,574	5,577,453
Madison Equity Income Fund Class Y (A)	106,505	1,053,337
Madison Large Cap Growth Fund Class Y (A)	107,250	2,045,251
Madison Large Cap Value Fund Class Y (A)	308,684	4,793,870
Vanguard Dividend Appreciation ETF	20,744	1,385,699
		17,944,075
TOTAL INVESTMENTS - 99.5% (Cost $63,620,634**)		68,953,868
NET OTHER ASSETS AND LIABILITIES - 0.5%		327,546
TOTAL NET ASSETS - 100.0%		$ 69,281,414

**	Aggregate cost for Federal tax purposes was $64,619,757.
(A)	Affiliated Company (see Note 11).
ETF	Exchange Traded Fund.

Moderate Allocation Fund Portfolio of Investments (unaudited)
	Shares	Value (Note 2)
INVESTMENT COMPANIES - 100.5%
Bond Funds - 37.6%
DoubleLine Total Return Bond Fund Class I	837,705	$ 9,558,215
Franklin Floating Rate Daily Access Fund Advisor Class	851,284	7,840,329
Madison Core Bond Fund Class Y (A)	595,896	6,286,704
Madison High Income Fund Class Y (A)	381,972	2,750,201
Madison High Quality Bond Fund Class Y (A)	565,910	6,338,194
Metropolitan West Total Return Bond Fund Class I	1,119,670	12,338,766
PIMCO Investment Grade Corporate Bond Fund Institutional Class	608,232	6,897,356
		52,009,765
Foreign Bond Funds - 3.0%
TCW Emerging Markets Income Fund Class I	442,034	4,128,595
Foreign Stock Funds - 10.7%
Madison International Stock Fund Class Y (A)	230,840	2,813,935
Madison NorthRoad International Fund Class Y (A)	381,254	4,304,357
Matthews Asian Growth and Income Fund Institutional Shares	103,629	2,089,152
Vanguard Emerging Markets ETF	19,290	844,130
Vanguard FTSE All-World ex-U.S. ETF	57,674	2,774,119
WisdomTree Japan Hedged Equity Fund ETF	41,338	1,966,035
		14,791,728
Money Market Funds - 1.0%
State Street Institutional U.S. Government Money Market Fund	1,370,945	1,370,945
Stock Funds - 48.2%
iShares Core S&P Mid-Cap ETF	19,678	2,277,925
iShares S&P 100 Index Fund ETF	72,957	5,249,256
Madison Disciplined Equity Fund Class Y (A)	884,820	13,210,358
Madison Equity Income Fund Class Y (A)	139,303	1,377,712
Madison Large Cap Growth Fund Class Y (A)	477,628	9,108,365
Madison Large Cap Value Fund Class Y (A)	801,026	12,439,932
Madison Mid Cap Fund Class Y (A)	714,132	6,291,506
Madison Small Cap Fund Class Y (A)	106,186	1,372,986
Schwab Fundamental U.S. Large Company Index Fund	960,254	11,811,125
Vanguard Health Care ETF	16,071	1,369,731
Vanguard Information Technology ETF	28,560	2,093,162
		66,602,058
TOTAL INVESTMENTS - 100.5% (Cost $120,431,637**)		138,903,091
NET OTHER ASSETS AND LIABILITIES - (0.5%)		(660,012)
TOTAL NET ASSETS - 100.0%		$138,243,079

**	Aggregate cost for Federal tax purposes was $122,492,714.
(A)	Affiliated Company (see Note 11).
ETF	Exchange Traded Fund.

Aggressive Allocation Fund Portfolio of Investments (unaudited)
	Shares	Value (Note 2)
INVESTMENT COMPANIES - 99.8%
Bond Funds - 15.2%
Madison High Income Fund Class Y (A)	34,429	$ 247,889
Metropolitan West Total Return Bond Fund Class I	487,605	5,373,404
PIMCO Investment Grade Corporate Bond Fund Institutional Class	191,448	2,171,021
		7,792,314
Foreign Bond Funds - 0.5%
TCW Emerging Markets Income Fund Class I	27,163	253,707
Foreign Stock Funds - 15.7%
Madison International Stock Fund Class Y (A)	85,715	1,044,866
Madison NorthRoad International Fund Class Y (A)	146,564	1,654,709
Matthews Asian Growth and Income Fund Institutional Shares	64,299	1,296,270
Vanguard Emerging Markets ETF	10,515	460,137
Vanguard FTSE All-World ex-U.S. ETF	53,532	2,574,889
WisdomTree Japan Hedged Equity Fund ETF	21,911	1,042,087
		8,072,958
Money Market Funds - 1.2%
State Street Institutional U.S. Government Money Market Fund	641,611	641,611
Stock Funds - 67.2%
iShares Core S&P Mid-Cap ETF	8,901	1,030,380
iShares S&P 100 Index Fund ETF	42,769	3,077,230
Madison Disciplined Equity Fund Class Y (A)	430,873	6,432,939
Madison Large Cap Growth Fund Class Y (A)	195,698	3,731,964
Madison Large Cap Value Fund Class Y (A)	379,743	5,897,408
Madison Mid Cap Fund Class Y (A)	487,292	4,293,043
Madison Small Cap Fund Class Y (A)	59,249	766,084
Schwab Fundamental U.S. Large Company Index Fund	552,488	6,795,598
Vanguard Health Care ETF	10,023	854,260
Vanguard Information Technology ETF	22,836	1,673,650
		34,552,556
TOTAL INVESTMENTS - 99.8% (Cost $42,620,537**)		51,313,146
NET OTHER ASSETS AND LIABILITIES - 0.2%		77,622
TOTAL NET ASSETS - 100.0%		$ 51,390,768

**	Aggregate cost for Federal tax purposes was $43,560,770.
(A)	Affiliated Company (see Note 11).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Cash Reserves Fund Portfolio of Investments (unaudited)
	Par Value	Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 95.2%
Fannie Mae - 25.5%
0.101%, 5/1/13	$250,000	$ 250,000
1.750%, 5/7/13	350,000	350,093
0.113%, 5/8/13 (A)	110,000	109,998
0.113%, 5/8/13 (A)	200,000	199,996
0.113%, 5/8/13 (A)	175,000	174,996
0.122%, 5/15/13 (A)	200,000	199,991
0.132%, 5/22/13 (A)	400,000	399,970
0.142%, 5/29/13 (A)	500,000	499,943
0.142%, 5/29/13 (A)	500,000	499,947
0.081%, 6/3/13 (A)	350,000	349,974
0.127%, 6/5/13 (A)	550,000	549,933
0.112%, 6/18/13 (A)	500,000	499,927
0.101%, 6/19/13 (A)	400,000	399,945
0.096%, 6/26/13 (A)	1,600,000	1,599,763
0.101%, 7/1/13 (A)	237,000	236,960
0.091%, 7/17/13 (A)	225,000	224,957
0.096%, 7/31/13 (A)	100,000	99,976
0.086%, 8/1/13 (A)	273,000	272,941
		6,919,310
Federal Farm Credit Bank - 5.9%
0.250%, 5/24/13	500,000	500,048
0.091%, 5/31/13 (A)	500,000	499,962
1.375%, 6/25/13	600,000	601,106
		1,601,116
Federal Home Loan Bank - 34.2%
0.091%, 5/1/13	325,000	325,000
0.091%, 5/1/13	200,000	200,000
0.112%, 5/3/13 (A)	150,000	149,999
0.112%, 5/3/13 (A)	150,000	149,999
0.133%, 5/8/13 (A)	300,000	299,992
0.133%, 5/8/13 (A)	200,000	199,996
0.133%, 5/8/13 (A)	300,000	299,992
0.142%, 5/10/13 (A)	200,000	199,993
0.142%, 5/10/13 (A)	300,000	299,989
0.250%, 5/15/13	300,000	300,017
0.091%, 5/17/13 (A)	100,000	99,996
0.124%, 5/24/13 (A)	350,000	349,969
0.124%, 5/24/13 (A)	200,000	199,989
0.112%, 5/31/13 (A)	300,000	299,972
0.086%, 6/7/13 (A)	450,000	449,961
0.094%, 6/12/13 (A)	365,000	364,961
0.132%, 6/14/13 (A)	800,000	799,873
3.875%, 6/14/13	565,000	567,513
5.375%, 6/14/13	500,000	503,095
1.875%, 6/21/13	600,000	601,488
0.112%, 7/5/13 (A)	350,000	349,930
0.086%, 7/10/13 (A)	100,000	99,983
0.041%, 7/11/13 (A)	750,000	749,941
0.091%, 7/17/13 (A)	265,000	264,949
0.076%, 7/19/13 (A)	800,000	799,868
0.096%, 7/24/13 (A)	250,000	249,945
0.076%, 7/26/13 (A)	100,000	99,982
		9,276,392
Freddie Mac - 21.7%
0.132%, 5/6/13 (A)	300,000	299,995
0.131%, 5/13/13 (A)	650,000	649,972
0.131%, 5/13/13 (A)	400,000	399,983
0.101%, 5/21/13 (A)	800,000	799,956
3.500%, 5/29/13	300,000	300,791
0.111%, 6/10/13 (A)	500,000	499,939
4.000%, 6/12/13	200,000	200,876
0.091%, 6/24/13 (A)	800,000	799,892
0.091%, 7/8/13 (A)	150,000	149,974
0.086%, 7/9/13 (A)	250,000	249,959
0.072%, 7/22/13 (A)	1,238,000	1,237,799
0.071%, 8/2/13 (A)	300,000	299,946
		5,889,082
U.S. Treasury Notes - 7.9%
3.500%, 5/31/13	500,000	501,395
0.375%, 6/30/13	225,000	225,104
1.000%, 7/15/13	100,000	100,194
0.750%, 8/15/13	1,300,000	1,302,620
		2,129,313
Total U.S. Government and Agency Obligations (Cost $25,815,213)		25,815,213
	Shares
INVESTMENT COMPANIES - 2.9%
State Street Institutional U.S. Government Money Market Fund	772,731	772,731
Total Investment Companies (Cost $772,731)		772,731
TOTAL INVESTMENTS - 98.1% (Cost $26,587,944**)		26,587,944
NET OTHER ASSETS AND LIABILITIES - 1.9%		511,693
TOTAL NET ASSETS - 100.0%		$ 27,099,637

**	Aggregate cost for Federal tax purposes was $26,587,944.
(A)	Rate noted represents annualized yield at time of purchase.

Tax-Free Virginia Fund Portfolio of Investments (unaudited)
	Par Value	Value (Note 2)
LONG TERM MUNICIPAL BONDS - 98.3%
Airport - 0.5%
Capital Region Airport Commission, (Prerefunded 7/1/15 @ $100) (AGM), 5%, 7/1/20	$125,000	$ 137,589
Development - 5.4%
Norfolk Economic Development Authority, 5%, 11/1/29	480,000	544,790
Prince William County Industrial Development Authority, 5.25%, 2/1/18	675,000	793,193
		1,337,983
Education - 14.1%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	228,558
Lexington Industrial Development Authority, 4.25%, 12/1/20	150,000	175,922
Prince William County Industrial Development Authority, (Prerefunded 10/1/13 @ $101), 5%, 10/1/18	150,000	154,449
University of Virginia, 5%, 6/1/40	255,000	293,487
Virginia College Building Authority, (ST APPROP), 5%, 2/1/23	500,000	636,765
Virginia College Building Authority, (ST APPROP), 5%, 9/1/26	140,000	165,707
Virginia College Building Authority, (ST APPROP), 5%, 2/1/29	375,000	438,191
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	467,378
Virginia Public School Authority, 5%, 12/1/18	100,000	120,322
Virginia Public School Authority, 5%, 8/1/27	350,000	405,801
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 8/1/33	450,000	429,525
		3,516,105
Facilities - 12.7%
Gloucester County Industrial Development Authority, (NATL-RE), 4.375%, 11/1/25	500,000	520,810
Henrico County Economic Development Authority, 5%, 10/1/18	170,000	203,548
Newport News Economic Development Authority, (Prerefunded 7/1/16 @ $100), 5%, 7/1/25	745,000	850,008
Northwestern Regional Jail Authority, (Prerefunded 7/1/15 @ $100) (NATL-RE), 5%, 7/1/19	50,000	55,035
Prince William County Park Authority, 4%, 4/15/24	320,000	348,784
Roanoke County Economic Development Authority, (ASSURED GTY), 5%, 10/15/16	200,000	227,062
Stafford County & Staunton Industrial Development Authority, (NATL-RE), 4.5%, 8/1/25	700,000	717,843
Virginia Public Building Authority, 5.25%, 8/1/23	200,000	237,130
		3,160,220
General - 7.8%
Fairfax County Economic Development Authority, (NATL-RE), 5.25%, 9/1/19	$500,000	501,420
Fairfax County Economic Development Authority, 4.25%, 8/1/29	340,000	367,707
James City County Economic Development Authority, 4%, 6/15/24	360,000	403,088
Puerto Rico Public Finance Corp, (Escrowed To Maturity) (AMBAC*), 5.5%, 8/1/27	100,000	132,644
Territory of Guam, 5%, 1/1/26	150,000	172,603
Virgin Islands Public Finance Authority, (NATL-RE FGIC), 5%, 10/1/23	100,000	106,436
Virginia Resources Authority, (MORAL OBLG), 5%, 11/1/23	200,000	247,362
		1,931,260
General Obligation - 15.1%
City of Hampton VA, 5%, 1/15/21	250,000	299,440
City of Richmond VA, (ST AID WITHHLDG), 5%, 7/15/22	100,000	121,969
City of Richmond VA, (Prerefunded 7/15/14 @ $100) (AGM), 5%, 7/15/23	400,000	422,600
City of Roanoke VA, (ST AID WITHHLDG), 5%, 2/1/25	230,000	273,486
City of Virginia Beach VA, Series A, 4%, 8/1/22	545,000	649,749
Commonwealth of Virginia, 5%, 6/1/26	300,000	347,961
Commonwealth of Virginia, 5%, 6/1/27	150,000	177,326

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Tax-Free Virginia Fund Portfolio of Investments (unaudited) - continued
	Par Value	Value (Note 2)
LONG TERM MUNICIPAL BONDS (continued)
General Obligation (continued)
County of Arlington VA, (Prerefunded 1/15/17 @ $100), 5%, 1/15/25	$175,000	$ 203,483
County of Fauquier VA, (NATL-RE), 5%, 7/1/14	250,000	263,727
County of Henrico VA, (Prerefunded 12/1/18 @ $100), 5%, 12/1/24	200,000	245,242
County of Henrico VA, 5%, 7/15/25	150,000	180,701
County of Loudoun VA, (Prerefunded 12/1/17 @ $100), 5%, 12/1/18	165,000	196,498
County of Prince George VA, (ASSURED GTY ST AID WITHHLDG), 5%, 2/1/20	200,000	233,938
Town of Leesburg VA, 5%, 1/15/41	135,000	154,132
		3,770,252
Medical - 10.8%
Charlotte County Industrial Development Authority, 5%, 9/1/16	335,000	366,852
Fairfax County Industrial Development Authority, 4%, 5/15/42	600,000	616,032
Fredericksburg Economic Development Authority, 5.25%, 6/15/18	250,000	289,720
Harrisonburg Industrial Development Authority, (AMBAC*), 4%, 8/15/16	200,000	220,150
Harrisonburg Industrial Development Authority, (AMBAC*), 5%, 8/15/46	180,000	191,052
Henrico County Economic Development Authority, (NATL-RE), 6%, 8/15/16	215,000	228,083
Roanoke Economic Development Authority, (Escrowed To Maturity) (NATL-RE), 6.125%, 7/1/17	500,000	561,835
Smyth County Industrial Development Authority, 5%, 7/1/15	200,000	215,270
		2,688,994
Multifamily Housing - 8.6%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	798,036
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	333,639
Suffolk Redevelopment & Housing Authority, 5.6%, 2/1/33	750,000	750,825
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	263,225
		2,145,725
Power - 4.1%
Chesterfield County Economic Development Authority, 5%, 5/1/23	565,000	656,491
Puerto Rico Electric Power Authority, (BHAC-CR MBIA-RE FGIC), 5.25%, 7/1/24	290,000	360,525
		1,017,016
Transportation - 5.1%
Puerto Rico Highway & Transportation Authority, (ASSURED GTY), 5.25%, 7/1/34	100,000	108,584
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE FGIC), 5.25%, 7/15/22	60,000	74,283
Richmond Metropolitan Authority, (NATL-RE FGIC), 5.25%, 7/15/22	140,000	166,568
Virginia Commonwealth Transportation Board, Series A, 5%, 9/15/24	225,000	277,124
Virginia Commonwealth Transportation Board, 5%, 3/15/25	535,000	656,589
		1,283,148
Utilities - 4.1%
City of Richmond VA, (AGM), 4.5%, 1/15/33	940,000	1,014,307
Water - 10.0%
Fairfax County Water Authority, 5.25%, 4/1/23	180,000	234,995
Hampton Roads Sanitation District, 5%, 11/1/20	200,000	247,066
Hampton Roads Sanitation District, 5%, 4/1/33	250,000	282,910
Henry County Public Service Authority, (AGM), 5.25%, 11/15/15	150,000	164,362
Upper Occoquan Sewage Authority, (NATL-RE), 5.15%, 7/1/20	1,000,000	1,201,350
Virginia Resources Authority, 4.5%, 10/1/28	160,000	183,850
Virginia Resources Authority, 5%, 11/1/31	160,000	178,474
		2,493,007
TOTAL INVESTMENTS - 98.3% (Cost $23,070,328**)		24,495,606
NET OTHER ASSETS AND LIABILITIES - 1.7%		411,698
TOTAL NET ASSETS - 100.0%		$ 24,907,304

*
This bond is covered by insurance issued by Ambac Assurance Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.

**	Aggregate cost for Federal tax purposes was $23,070,328.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriations

Tax-Free National Fund Portfolio of Investments (unaudited)
	Par Value	Value (Note 2)
LONG TERM MUNICIPAL BONDS - 98.8%
Alabama - 8.0%
Alabama Incentives Financing Authority, 5%, 9/1/29	$300,000	$ 347,820
Mobile County Board of School Commissioners, 3.625%, 3/1/36	520,000	514,005
Troy University, (ASSURED GTY), 4.125%, 11/1/23	420,000	470,030
Tuscaloosa Public Educational Building Authority, (ASSURED GTY), 6.375%, 7/1/28	295,000	347,979
University of South Alabama, (AMBAC*), 5%, 12/1/24	700,000	794,458
		2,474,292
Arizona - 2.3%
Glendale Western Loop 101 Public Facilities Corp., (Prerefunded 1/1/14 @ $100), 6%, 7/1/24	525,000	544,960
Northern Arizona University, Certificate Participation, (Prerefunded 9/1/15 @ $100) (AMBAC*), 5%, 9/1/23	150,000	166,082
		711,042
Arkansas - 1.7%
City of Fort Smith AR Water & Sewer Revenue, (AGM), 5%, 10/1/21	175,000	204,141
Lake Hamilton School District No 5 of Garland County, General Obligation Ltd., (ST AID WITHHLDG), 3%, 4/1/21	320,000	333,293
		537,434
Colorado - 1.6%
El Paso County Facilities Corp., Certificate Participation, 5%, 12/1/27	400,000	484,912
Florida - 10.9%
City of Port St. Lucie FL Utility System Revenue, 5%, 9/1/27	600,000	704,448
Emerald Coast Utilities Authority, (NATL-RE FGIC), 5%, 1/1/25	300,000	305,055
Highlands County Health Facilities Authority, 5%, 11/15/20	455,000	499,572
Hillsborough County Industrial Development Authority, 5%, 10/1/34	450,000	498,101
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	562,030
Peace River/Manasota Regional Water Supply Authority, (AGM), 5%, 10/1/23	750,000	813,787
		3,382,993
Georgia - 3.4%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	420,726
Emanuel County Hospital Authority, (Prerefunded 7/1/13 @ $100) (AMBAC* CNTY GTD), 4.3%, 7/1/17	250,000	256,645
Georgia State Road & Tollway Authority, 5%, 6/1/21	90,000	108,059
Gwinnett County Development Authority, Certificate Participation, (NATL-RE), 5.25%, 1/1/21	100,000	124,990
Private Colleges & Universities Authority, 5%, 9/1/38	130,000	147,711
		1,058,131
Illinois - 4.4%
County of Winnebago IL, General Obligation, (Prerefunded 6/30/15 @ $100) (NATL-RE), 5%, 12/30/24	1,000,000	1,099,440
Regional Transportation Authority, (AMBAC* GO of AUTH), 7.2%, 11/1/20	240,000	277,730
		1,377,170

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Tax-Free National Fund Portfolio of Investments (unaudited) - continued
	Par Value	Value (Note 2)
LONG TERM MUNICIPAL BONDS (continued)
Indiana - 5.6%
Indianapolis Local Public Improvement Bond Bank, (ASSURED GTY), 5.5%, 1/1/38	$475,000	$ 531,397
Western Boone Multi-School Building Corp., General Obligation, (AGM), 5%, 1/10/20	1,015,000	1,211,656
		1,743,053
Iowa - 2.6%
City of Bettendorf IA, General Obligation, 5%, 6/1/28	475,000	553,261
City of Bettendorf IA, General Obligation, 5%, 6/1/30	210,000	240,196
		793,457
Maryland - 4.6%
Maryland Health & Higher Educational Facilities Authority, (AGM), 5.25%, 8/15/38	535,000	671,409
Maryland State Transportation Authority, (Escrowed To Maturity), 6.8%, 7/1/16	50,000	55,168
Montgomery County Revenue Authority, 5%, 5/1/31	600,000	713,826
		1,440,403
Massachusetts - 2.3%
Massachusetts School Building Authority, (Prerefunded 8/15/15 @ $100) (AGM), 5%, 8/15/23	635,000	702,551
Michigan - 3.2%
Detroit City School District, General Obligation, (FGIC Q-SBLF), 6%, 5/1/20	400,000	498,040
Redford Unified School District No. 1, General Obligation, (AMBAC* Q-SBLF), 5%, 5/1/22	410,000	483,423
		981,463
Minnesota - 1.5%
Litchfield Independent School District No. 465, General Obligation, (SD CRED PROG), 3%, 2/1/20	420,000	460,828
Mississippi - 1.7%
Harrison County Wastewater Management District, (Escrowed To Maturity) (FGIC), 7.75%, 2/1/14	500,000	527,715
Missouri - 3.2%
City of O’Fallon MO, Certificate Participation, (NATL-RE), 5.25%, 11/1/16	100,000	113,562
County of St Louis MO, (Escrowed To Maturity), 5.65%, 2/1/20	500,000	630,420
St Louis Industrial Development Authority, 6.65%, 5/1/16	200,000	232,286
		976,268
New Jersey - 2.9%
New Jersey State Turnpike Authority, (Escrowed To Maturity) (NATL-RE IBC), 6.5%, 1/1/16	525,000	574,959
New Jersey State Turnpike Authority, (BHAC-CR FSA), 5.25%, 1/1/28	250,000	322,878
		897,837
New York - 3.8%
City of North Tonawanda NY, General Obligation, 4%, 4/1/21	240,000	265,121
New York State Dormitory Authority, (BHAC-CR AMBAC*), 5.5%, 7/1/31	250,000	338,702
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	572,786
		1,176,609
North Carolina - 2.4%
North Carolina Medical Care Commission, (HUD SECT 8), 5.5%, 10/1/24	500,000	526,060
State of North Carolina, 4.5%, 5/1/27	200,000	227,508
		753,568
Ohio - 3.8%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	613,955
County of Allen OH, 4.75%, 9/1/27	530,000	577,838
		1,191,793
Pennsylvania - 2.1%
Lehigh County General Purpose Authority, (NATL-RE GO of HOSP), 7%, 7/1/16	625,000	660,575
South Carolina - 1.7%
York County School District No. 1, General Obligation, (SCSDE), 5%, 3/1/27	440,000	512,261
Texas - 17.1%
Beaumont Independent School District, General Obligation, (PSF-GTD), 4.75%, 2/15/38	300,000	333,111
City of San Antonio TX, Water System Revenue, 5.125%, 5/15/29	500,000	586,320
City of Sugar Land TX, General Obligation Ltd., 5%, 2/15/28	350,000	400,239
County of Bexar TX, General Obligation Ltd., 4%, 6/15/32	450,000	479,524
County of Harris TX, General Obligation Ltd., (Prerefunded 10/1/18 @ $100), 5.75%, 10/1/24	250,000	314,498
Frisco Independent School District, General Obligation, (PSF-GTD), 3%, 8/15/35	505,000	501,733
Liberty Hill Independent School District, General Obligation, (PSF-GTD), 5%, 8/1/26	410,000	487,416
Lower Colorado River Authority, (Escrowed To Maturity) (AMBAC*), 6%, 1/1/17	305,000	360,891
Mueller Local Government Corp, 5%, 9/1/25	1,280,000	1,449,856
State of Texas, General Obligation, 5%, 8/1/27	330,000	392,311
		5,305,899
Virginia - 5.4%
City of Virginia Beach VA, General Obligation, Series A, 4%, 8/1/22	600,000	715,320
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	265,000	294,714
Henry County Public Service Authority, (AGM), 5.25%, 11/15/15	150,000	164,363
Virginia Commonwealth Transportation Board, 5%, 3/15/23	200,000	248,340
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	263,225
		1,685,962
Washington - 1.9%
University of Washington, 5%, 7/1/32	500,000	592,765
Wisconsin - 0.7%
Wisconsin Health & Educational Facilities Authority, 5.25%, 10/1/21	200,000	212,678
TOTAL INVESTMENTS - 98.8% (Cost $28,492,346**)		30,641,659
NET OTHER ASSETS AND LIABILITIES - 1.2%		356,982
TOTAL NET ASSETS - 100.0%		$ 30,998,641

*
This bond is covered by insurance issued by Ambac Assurance Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.

**	Aggregate cost for Federal tax purposes was $28,492,346.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty
BHAC-CR	Berkshire Hathaway Assurance Corp.
CNTY GTD	County Guaranteed
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GO of AUTH	General Obligation of the Authority
GO of HOSP	General Obligation of the Hospital District
HUD SECT 8	HUD Insured Multifamily Housing
IBC	Insured Bond Certificate
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
SCSDE	South Carolina School District-Enhanced (State of SC’s Intercept program)
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Government Bond Fund Portfolio of Investments (unaudited)
	Par Value	Value (Note 2)
MORTGAGE BACKED SECURITIES - 9.5%
Fannie Mae - 2.4%
5.5%, 2/1/18 Pool # 555345	$ 9,467	$ 10,096
5%, 6/1/18 Pool # 555545	20,212	21,750
6.5%, 5/1/32 Pool # 636758	4,641	5,496
6.5%, 6/1/32 Pool # 254346	6,612	7,575
6%, 8/1/32 Pool # 254405	10,852	12,187
4.5%, 12/1/35 Pool # 745147	50,058	54,019
5.5%, 1/1/38 Pool # 953589	14,969	16,280
		127,403
Freddie Mac - 5.9%
5.5%, 8/1/17 Pool # E90778	7,889	8,435
4.5%, 11/1/23 Pool # G13342	16,244	17,306
3%, 12/1/26 Pool # J17506	85,251	90,917
3%, 1/1/27 Pool # G18420	61,480	64,933
6.5%, 6/1/32 Pool # C01364	6,592	7,616
4%, 10/1/40 Pool # A94362	113,970	125,193
		314,400
Ginnie Mae - 1.2%
7%, 9/20/27 Pool # E2483	4,606	5,604
6%, 2/15/38 Pool # 676516	13,443	15,201
4%, 4/15/39 Pool # 698089	38,676	42,411
		63,216
Total Mortgage Backed Securities (Cost $473,449)		505,019
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 88.1%
Fannie Mae - 32.4%
4.375%, 7/17/13	150,000	151,337
4.625%, 10/15/13	125,000	127,570
2.375%, 7/28/15	200,000	209,178
1.625%, 10/26/15	200,000	206,265
0.500%, 3/30/16	250,000	250,627
2.375%, 4/11/16	250,000	264,696
1.250%, 1/30/17	500,000	513,142
		1,722,815
Federal Home Loan Bank - 15.2%
4.000%, 9/6/13	150,000	152,030
3.125%, 12/13/13	100,000	101,843
1.375%, 5/28/14	250,000	253,236
3.375%, 6/12/20	265,000	300,495
		807,604
Freddie Mac - 18.1%
4.500%, 7/15/13	150,000	151,366
2.875%, 2/9/15	125,000	130,800
2.500%, 5/27/16	350,000	372,017
1.250%, 5/12/17	300,000	307,900
		962,083
U.S. Treasury Notes - 22.4%
0.500%, 11/15/13	150,000	150,328
4.250%, 8/15/14	100,000	105,262
2.250%, 1/31/15	100,000	103,570
3.125%, 10/31/16	600,000	656,813
3.750%, 11/15/18	150,000	174,457
		1,190,430
Total U.S. Government and Agency Obligations (Cost $4,567,218)		4,682,932
	Shares
SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional U.S. Government Money Market Fund	99,742	99,742
Total Short-Term Investments (Cost $99,742)		99,742
TOTAL INVESTMENTS - 99.5% (Cost $5,140,409**)		5,287,693
NET OTHER ASSETS AND LIABILITIES - 0.5%		26,924
TOTAL NET ASSETS - 100.0%		$ 5,314,617

**	Aggregate cost for Federal tax purposes was $5,140,409.

High Quality Bond Fund Portfolio of Investments (unaudited)
	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - 45.6%
Consumer Discretionary - 3.0%
McDonald’s Corp., 5.35%, 3/1/18	$1,000,000	$ 1,194,180
Target Corp., 2.9%, 1/15/22	2,000,000	2,094,896
		3,289,076
Consumer Staples - 5.4%
Coca-Cola Co./The, 4.875%, 3/15/19	2,000,000	2,361,912
Sysco Corp., 5.25%, 2/12/18	1,000,000	1,181,876
Wal-Mart Stores Inc., 4.55%, 5/1/13	125,000	125,000
Wal-Mart Stores Inc., 4.5%, 7/1/15	2,000,000	2,175,310
		5,844,098
Energy - 2.0%
BP Capital Markets PLC (A), 3.875%, 3/10/15	518,000	548,901
ConocoPhillips, 4.6%, 1/15/15	1,500,000	1,603,410
		2,152,311
Financials - 17.3%
American Express Co., 4.875%, 7/15/13	1,500,000	1,512,939
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	1,500,000	1,560,883
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	1,450,000	1,558,147
General Electric Capital Corp., 5.625%, 9/15/17	2,000,000	2,347,590
John Deere Capital Corp., 1.4%, 3/15/17	2,000,000	2,036,532
JPMorgan Chase & Co., 3.7%, 1/20/15	2,000,000	2,098,478
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	1,450,000	1,502,239
Simon Property Group L.P., 4.125%, 12/1/21	2,000,000	2,248,592
US Bancorp, 4.2%, 5/15/14	1,500,000	1,559,741
Wells Fargo & Co., 5.625%, 12/11/17	2,000,000	2,369,888
		18,795,029
Health Care - 2.4%
Eli Lilly & Co., 4.2%, 3/6/14	450,000	464,717
Pfizer Inc., 5.35%, 3/15/15	2,000,000	2,175,634
		2,640,351
Industrials - 3.2%
Caterpillar Inc., 3.9%, 5/27/21	1,500,000	1,684,573
United Parcel Service Inc., 5.5%, 1/15/18	1,500,000	1,795,545
		3,480,118
Information Technology - 9.0%
Cisco Systems Inc., 5.5%, 2/22/16	2,000,000	2,272,072
Google Inc., 3.625%, 5/19/21	1,500,000	1,679,689
Intel Corp., 1.95%, 10/1/16	2,000,000	2,073,258
Microsoft Corp., 3%, 10/1/20	1,500,000	1,621,640
Texas Instruments Inc., 2.375%, 5/16/16	2,000,000	2,096,266
		9,742,925
Materials - 1.4%
EI du Pont de Nemours & Co., 3.25%, 1/15/15	1,500,000	1,573,372
Telecommunication Service - 1.9%
AT&T Inc., 1.6%, 2/15/17	2,000,000	2,034,110
Total Corporate Notes and Bonds (Cost $47,797,393)		49,551,390
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 52.6%
Fannie Mae - 11.1%
4.625%, 10/15/14	4,500,000	4,788,238
1.375%, 11/15/16	2,500,000	2,578,825
1.250%, 1/30/17	4,500,000	4,618,278
		11,985,341
Freddie Mac - 9.6%
4.500%, 7/15/13	2,250,000	2,270,482
2.875%, 2/9/15	4,000,000	4,185,608
2.500%, 5/27/16	3,750,000	3,985,894
		10,441,984
U.S. Treasury Notes - 31.9%
0.750%, 9/15/13	4,000,000	4,009,844
2.000%, 11/30/13	5,000,000	5,055,080
2.250%, 5/31/14	5,250,000	5,368,944
4.250%, 8/15/14	5,000,000	5,263,085
2.500%, 4/30/15	4,500,000	4,703,553
3.000%, 2/28/17	4,000,000	4,386,248
1.250%, 1/31/19	3,000,000	3,071,952
2.625%, 11/15/20	2,500,000	2,756,250
		34,614,956
Total U.S. Government and Agency Obligations (Cost $56,463,679)		57,042,281
	Shares
SHORT-TERM INVESTMENTS - 0.9%
State Street Institutional U.S. Government Money Market Fund	995,128	995,128
Total Short-Term Investments (Cost $995,128)		995,128
TOTAL INVESTMENTS - 99.1% (Cost $105,256,200**)		107,588,799
NET OTHER ASSETS AND LIABILITIES - 0.9%		944,551
TOTAL NET ASSETS - 100.0%		$108,533,350

**	Aggregate cost for Federal tax purposes was $105,256,200.
(A)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.5% of total net assets.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Core Bond Fund Portfolio of Investments (unaudited)
	Par Value	Value (Note 2)
ASSET BACKED SECURITIES - 0.7%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.52%, 9/21/30	$ 64,040	$ 64,894
New Century Home Equity Loan Trust, Series 2003-5, Class AI5 (B), 5.5%, 11/25/33	854,391	857,103
Total Asset Backed Securities (Cost $915,702)		921,997
CORPORATE NOTES AND BONDS - 23.4%
Consumer Discretionary – 3.5%
American Association of Retired Persons (C) (D), 7.5%, 5/1/31	750,000	1,054,197
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	525,000	810,687
Comcast Corp., 5.3%, 1/15/14	100,000	103,375
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.5%, 3/1/16	100,000	106,496
DR Horton Inc., 5.25%, 2/15/15	215,000	226,556
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34	575,000	724,875
McDonald’s Corp., 5%, 2/1/19	1,000,000	1,184,181
Time Warner Cable Inc., 4%, 9/1/21	100,000	108,276
		4,318,643
Consumer Staples - 4.5%
Bottling Group LLC, 5.125%, 1/15/19	100,000	118,541
Campbell Soup Co., 4.5%, 2/15/19	1,000,000	1,134,230
Costco Wholesale Corp., 5.5%, 3/15/17	100,000	117,742
CVS Caremark Corp., 5.75%, 6/1/17	49,000	57,936
Kellogg Co., 4.45%, 5/30/16	100,000	110,235
Kimberly-Clark Corp., 6.125%, 8/1/17	150,000	181,323
PepsiCo Inc., 7.9%, 11/1/18	1,000,000	1,332,718
Sysco Corp., 5.25%, 2/12/18	100,000	118,188
Walgreen Co., 4.875%, 8/1/13	100,000	101,054
Walgreen Co., 5.25%, 1/15/19	1,000,000	1,167,303
WM Wrigley Jr. Co. (C) (D), 3.05%, 6/28/13	1,240,000	1,243,836
		5,683,106
Energy - 1.5%
BP Capital Markets PLC (E), 3.875%, 3/10/15	52,000	55,102
ConocoPhillips, 4.6%, 1/15/15	150,000	160,341
Enterprise Products Operating LLC, 5.2%, 9/1/20	100,000	119,190
Hess Corp., 7.875%, 10/1/29	240,000	322,747
Transocean Inc. (E), 6%, 3/15/18	850,000	982,627
Valero Energy Corp., 6.125%, 2/1/20	150,000	183,601
		1,823,608
Financials - 2.3%
Allstate Corp./The, 6.2%, 5/16/14	100,000	105,817
American Express Credit Corp., 5.875%, 5/2/13	150,000	150,000
American Express Credit Corp., 2.375%, 3/24/17	380,000	399,029
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	150,000	156,088
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	100,000	107,458
General Electric Capital Corp., 3.1%, 1/9/23	100,000	101,464
HCP Inc., 6.7%, 1/30/18	490,000	597,192
JPMorgan Chase & Co., 3.7%, 1/20/15	150,000	157,386
Lehman Brothers Holdings Inc. * (F), 5.75%, 1/3/17	520,000	52
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	100,000	103,603
Simon Property Group L.P., 5.875%, 3/1/17	270,000	314,303
Swiss Re Solutions Holding Corp., 7%, 2/15/26	290,000	381,696
UBS AG (E), 5.75%, 4/25/18	122,000	145,179
US Bancorp, 4.2%, 5/15/14	100,000	103,983
		2,823,250
Health Care - 2.8%
AbbVie Inc. (C) (D), 2%, 11/6/18	100,000	101,687
Eli Lilly & Co., 4.2%, 3/6/14	100,000	103,270
Eli Lilly & Co., 6.57%, 1/1/16	500,000	573,117
Genentech Inc., 5.25%, 7/15/35	325,000	395,114
Johnson & Johnson, 2.95%, 9/1/20	1,000,000	1,083,970
Merck Sharp & Dohme Corp., 4%, 6/30/15	150,000	161,050
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	500,000	655,234
Pfizer Inc., 5.35%, 3/15/15	100,000	108,782
Wyeth LLC, 6.5%, 2/1/34	230,000	318,476
		3,500,700
Industrials - 2.6%
Boeing Co./The, 8.625%, 11/15/31	240,000	369,535
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	285,000	381,557
Danaher Corp., 3.9%, 6/23/21	100,000	112,830
Honeywell International Inc., 3.875%, 2/15/14	1,000,000	1,026,715
Norfolk Southern Corp., 5.59%, 5/17/25	359,000	441,937
Norfolk Southern Corp., 7.05%, 5/1/37	390,000	569,123
United Parcel Service Inc., 5.5%, 1/15/18	100,000	119,703
Waste Management Inc., 7.125%, 12/15/17	235,000	287,760
		3,309,160
Information Technology - 2.2%
Apple Inc., 2.4%, 5/3/23	1,750,000	1,747,672
Cisco Systems Inc., 5.5%, 2/22/16	500,000	568,018
Google Inc., 3.625%, 5/19/21	100,000	111,979
Hewlett-Packard Co., 5.5%, 3/1/18	100,000	112,890
Intuit Inc., 5.75%, 3/15/17	100,000	114,535
Texas Instruments Inc., 2.375%, 5/16/16	150,000	157,220
		2,812,314
Materials - 0.6%
Dow Chemical Co./The, 4.125%, 11/15/21	100,000	108,927
Weyerhaeuser Co., 7.375%, 3/15/32	500,000	682,846
		791,773
Telecommunication Services - 2.0%
Cellco Partnership / Verizon Wireless Capital LLC, 8.5%, 11/15/18	1,500,000	2,010,350
Rogers Communications Inc. (E), 6.25%, 6/15/13	455,000	457,912
		2,468,262
Utilities - 1.4%
Sierra Pacific Power Co., Series M, 6%, 5/15/16	650,000	749,226
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	993,566
		1,742,792
Total Corporate Notes and Bonds ( Cost $25,786,931 )		29,273,608
MORTGAGE BACKED SECURITIES - 11.9%
Fannie Mae - 9.0%
4%, 4/1/15 Pool # 255719	85,811	91,739
5.5%, 4/1/16 Pool # 745444	92,150	98,339
6%, 5/1/16 Pool # 582558	5,998	6,349
5.5%, 2/1/18 Pool # 673194	125,085	133,785
5%, 2/1/19 Pool # 725341	16,399	17,647
5%, 5/1/20 Pool # 813965	196,011	212,276
4.5%, 9/1/20 Pool # 835465	192,547	206,939
5.5%, 3/1/21 Pool # 837199	27,542	29,943
6%, 3/1/21 Pool # 745406	25,336	27,166
6%, 5/1/21 Pool # 253847	19,194	21,107
4.5%, 4/1/23 Pool # 974401	328,952	353,605
4.5%, 6/1/23 Pool # 984075	182,197	195,531
7%, 12/1/29 Pool # 762813	20,257	23,585
7%, 11/1/31 Pool # 607515	19,187	22,942
6.5%, 3/1/32 Pool # 631377	110,814	125,298
6.5%, 5/1/32 Pool # 636758	6,187	7,328
7%, 5/1/32 Pool # 644591	6,178	7,387
6.5%, 6/1/32 Pool # 545691	238,074	267,562
6%, 12/1/32 Pool # 676552	60,028	67,117
5.5%, 4/1/33 Pool # 690206	480,402	527,288
5%, 10/1/33 Pool # 254903	245,825	267,865
5.5%, 11/1/33 Pool # 555880	304,626	334,356
5%, 5/1/34 Pool # 775604	33,305	36,249
5%, 5/1/34 Pool # 780890	133,111	144,879
5%, 6/1/34 Pool # 255230	56,635	61,641
5.5%, 6/1/34 Pool # 780384	319,465	351,442
7%, 7/1/34 Pool # 792636	8,682	9,135
5.5%, 8/1/34 Pool # 793647	91,952	100,260
5.5%, 3/1/35 Pool # 815976	502,067	552,218
5.5%, 7/1/35 Pool # 825283	219,929	241,806
5%, 8/1/35 Pool # 829670	240,817	261,731
5.5%, 8/1/35 Pool # 826872	135,024	147,836
5%, 9/1/35 Pool # 820347	266,844	301,442
5%, 9/1/35 Pool # 835699	267,886	302,620
5%, 10/1/35 Pool # 797669	238,868	267,443
5.5%, 10/1/35 Pool # 836912	84,851	92,819
5%, 11/1/35 Pool # 844504	342,668	383,661
5%, 11/1/35 Pool # 844809	135,659	147,440
4.5%, 12/1/35 Pool # 745147	50,058	54,019
5%, 12/1/35 Pool # 850561	155,177	168,653
5%, 2/1/36 Pool # 745275	56,135	61,010
5%, 3/1/36 Pool # 745355	74,688	81,175
5.5%, 5/1/36 Pool # 745516	24,193	26,463
6%, 7/1/36 Pool # 870749	147,350	162,760
6%, 11/1/36 Pool # 902510	284,936	319,832
6%, 12/1/36 Pool # 256514	27,175	29,773
6%, 12/1/36 Pool # 902070	34,760	38,105
6%, 12/1/36 Pool # 903002	33,915	37,210
5.5%, 1/1/37 Pool # 905805	64,027	70,896
5.5%, 2/1/37 Pool # 905140	224,491	250,722
5.5%, 5/1/37 Pool # 899323	129,214	141,138
5.5%, 5/1/37 Pool # 928292	406,513	455,335
6%, 10/1/37 Pool # 947563	326,970	367,014
6.5%, 12/1/37 Pool # 889072	403,051	452,507
5.5%, 1/1/38 Pool # 953589	14,969	16,280
6%, 1/1/38 Pool # 965649	16,700	18,276
5%, 4/1/38 Pool # 257160	269,642	291,964
5%, 4/1/38 Pool # 889260	77,422	83,831
5.5%, 7/1/38 Pool # 986805	103,725	112,811
5.5%, 7/1/38 Pool # 986973	234,558	259,261
5%, 8/1/38 Pool # 988934	335,120	367,365
6.5%, 8/1/38 Pool # 987711	458,627	546,168
3%, 9/1/42 Pool # AP6568	197,571	207,063
3.5%, 12/1/42 Pool # AQ8892	199,638	212,911
		11,280,318
Freddie Mac - 2.7%
5%, 5/1/18 Pool # E96322	85,234	90,468
5%, 2/1/21 Pool # G11911	29,890	31,801
4.5%, 4/1/23 Pool # J07302	56,243	59,917
4.5%, 11/1/23 Pool # G13342	32,489	34,611
3%, 12/1/26 Pool # J17506	170,502	181,835
3%, 1/1/27 Pool # G18420	92,220	97,399
8%, 6/1/30 Pool # C01005	2,259	2,801
7%, 3/1/31 Pool # C48133	7,581	8,990

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Core Bond Fund Portfolio of Investments (unaudited) - continued
	Par Value	Value (Note 2)
MORTGAGE BACKED SECURITIES (continued)
Freddie Mac (continued)
6.5%, 1/1/32 Pool # C62333	$ 38,854	$ 45,110
5%, 7/1/33 Pool # A11325	498,271	555,310
6%, 10/1/34 Pool # A28439	56,522	62,366
6%, 10/1/34 Pool # A28598	38,456	42,433
5%, 4/1/35 Pool # A32315	68,753	76,883
5%, 4/1/35 Pool # A32316	74,444	83,247
6%, 8/1/36 Pool # A51727	18,112	19,764
6.5%, 11/1/36 Pool # C02660	35,957	40,940
5.5%, 11/1/37 Pool # A68787	557,525	621,521
5%, 9/1/38 Pool # G04815	36,146	38,804
3%, 9/1/42 Pool # C04233	1,053,259	1,098,424
3%, 2/1/43 Pool # Q15767	199,203	208,115
		3,400,739
Ginnie Mae - 0.2%
8%, 10/20/15 Pool # 2995	5,423	5,663
6.5%, 2/20/29 Pool # 2714	22,925	27,621
6.5%, 4/20/31 Pool # 3068	12,247	14,874
4%, 4/15/39 Pool # 698089	145,033	159,042
		207,200
Total Mortgage Backed Securities (Cost $13,618,905)		14,888,257
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 61.4%
Federal Farm Credit Bank - 0.5%
5.875%, 10/3/16	500,000	589,715
Freddie Mac - 0.7%
4.500%, 1/15/14	400,000	412,236
5.000%, 2/16/17	450,000	524,629
		936,865
U.S. Treasury Bonds - 9.9%
6.625%, 2/15/27	2,905,000	4,478,694
5.375%, 2/15/31	250,000	357,265
4.500%, 5/15/38	5,500,000	7,275,466
3.750%, 8/15/41	250,000	294,883
		12,406,308
U.S. Treasury Notes - 50.3%
3.125%, 8/31/13	2,225,000	2,247,424
4.000%, 2/15/14	3,850,000	3,967,906
4.250%, 8/15/14	8,360,000	8,799,878
2.375%, 9/30/14	2,000,000	2,062,032
2.250%, 1/31/15	7,000,000	7,249,921
2.500%, 3/31/15	265,000	276,573
4.250%, 8/15/15	5,500,000	6,001,875
0.375%, 1/15/16	450,000	451,020
2.750%, 11/30/16	5,000,000	5,414,060
3.125%, 1/31/17	3,800,000	4,179,407
2.375%, 7/31/17	2,200,000	2,371,186
4.250%, 11/15/17	3,550,000	4,133,808
2.750%, 2/15/19	6,200,000	6,876,185
3.125%, 5/15/19	525,000	595,055
3.625%, 8/15/19	2,750,000	3,206,112
2.625%, 11/15/20	3,350,000	3,693,375
1.625%, 11/15/22	1,500,000	1,497,891
		63,023,708
Total U.S. Government and Agency Obligations (Cost $69,736,094)		76,956,596
	Shares
SHORT-TERM INVESTMENTS - 3.2%
State Street Institutional U.S. Government Money Market Fund	3,959,479	3,959,479
Total Short-Term Investments (Cost $3,959,479)		3,959,479
TOTAL INVESTMENTS - 100.6% (Cost $114,017,111**)		125,999,937
NET OTHER ASSETS AND LIABILITIES - (0.6%)		(802,910)
TOTAL NET ASSETS - 100.0%		$125,197,027

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $114,017,111.
(A)	Stepped rate security. Rate shown is as of April 30, 2013.
(B)	Floating rate or variable rate note. Rate shown is as of April 30, 2013.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(D)	Illiquid security (See Note 2).
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.3% of total net assets.
(F)	In default. Issuer is bankrupt.
PLC	Public Limited Company.

Corporate Bond Fund Portfolio of Investments (unaudited)
	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - 96.3%
Consumer Discretionary - 11.7%
Comcast Corp., 6.45%, 3/15/37	$420,000	$ 561,382
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 5%, 3/1/21	400,000	455,578
Discovery Communications LLC, 3.25%, 4/1/23	100,000	104,088
McDonald’s Corp., 5.8%, 10/15/17	20,000	24,122
Target Corp., 5.875%, 7/15/16	20,000	23,298
Target Corp., 5.375%, 5/1/17	400,000	468,049
Time Warner Cable Inc., 4%, 9/1/21	250,000	270,690
Time Warner Inc., 6.25%, 3/29/41	250,000	311,608
Viacom Inc., 3.25%, 3/15/23	100,000	102,420
		2,321,235
Consumer Staples - 14.0%
CVS Caremark Corp., 5.75%, 6/1/17	195,000	230,563
General Mills Inc., 5.65%, 2/15/19	380,000	459,816
Kellogg Co., 1.875%, 11/17/16	400,000	411,744
Kimberly-Clark Corp., 6.125%, 8/1/17	10,000	12,088
Mondelez International Inc., 6.5%, 8/11/17	20,000	24,143
Mondelez International Inc., 5.375%, 2/10/20	400,000	478,485
Sysco Corp., 0.55%, 6/12/15	200,000	200,038
Sysco Corp., 5.25%, 2/12/18	25,000	29,547
Wal-Mart Stores Inc., 3.25%, 10/25/20	420,000	459,503
Walgreen Co., 5.25%, 1/15/19	420,000	490,267
		2,796,194
Energy - 11.5%
BP Capital Markets PLC (A), 3.875%, 3/10/15	13,000	13,775
ConocoPhillips, 4.6%, 1/15/15	420,000	448,955
Devon Energy Corp., 5.625%, 1/15/14	15,000	15,528
Devon Energy Corp., 5.6%, 7/15/41	100,000	115,184
Enterprise Products Operating LLC, 4.45%, 2/15/43	200,000	202,551
Marathon Oil Corp., 6%, 10/1/17	400,000	475,078
Marathon Petroleum Corp., 5.125%, 3/1/21	250,000	295,313
Occidental Petroleum Corp., 1.5%, 2/15/18	200,000	203,580
Valero Energy Corp., 6.625%, 6/15/37	410,000	516,060
		2,286,024
Financials - 27.1%
Banks - 16.0%
Allstate Corp./The, 5%, 8/15/14	400,000	422,617
American Express Co., 4.875%, 7/15/13	25,000	25,216
American Express Co., 6.15%, 8/28/17	400,000	479,768
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	325,000	338,191
Goldman Sachs Group Inc./The, 3.625%, 1/22/23	200,000	207,469
JPMorgan Chase & Co., 4.75%, 3/1/15	20,000	21,430
JPMorgan Chase & Co., 4.25%, 10/15/20	400,000	448,030
KeyCorp, 5.1%, 3/24/21	250,000	295,205
US Bancorp, 4.2%, 5/15/14	25,000	25,996
US Bancorp, 2.2%, 11/15/16	400,000	419,032
Wells Fargo & Co., 5.625%, 12/11/17	410,000	485,827
Wells Fargo & Co., 4.6%, 4/1/21	15,000	17,347
		3,186,128
Diversified Financial Services - 5.0%
General Electric Capital Corp., 6.75%, 3/15/32	425,000	555,860
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	425,000	440,311
		996,171
Insurance - 2.5%
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	20,000	21,492
Berkshire Hathaway Finance Corp., 5.4%, 5/15/18	400,000	479,479
		500,971
Real Estate - 3.5%
HCP Inc., 2.625%, 2/1/20	250,000	253,891
Simon Property Group L.P., 4.125%, 12/1/21	400,000	449,718
		703,609
Health Care - 6.0%
AbbVie Inc. (B) (C), 2%, 11/6/18	400,000	406,750
Merck & Co. Inc., 3.875%, 1/15/21	400,000	453,726
Pfizer Inc., 5.35%, 3/15/15	25,000	27,195
Stryker Corp., 1.3%, 4/1/18	100,000	100,104
UnitedHealth Group Inc., 2.875%, 3/15/23	200,000	203,094
		1,190,869
Industrials - 3.5%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	200,000	210,050
Caterpillar Inc., 5.2%, 5/27/41	20,000	24,094
CSX Corp., 6.15%, 5/1/37	20,000	25,252
Norfolk Southern Corp., 3.25%, 12/1/21	400,000	424,752
United Parcel Service Inc., 5.5%, 1/15/18	20,000	23,941
		708,089

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Corporate Bond Fund Portfolio of Investments (unaudited) - continued
	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS (continued)
Information Technology - 16.2%
Apple Inc., 2.4%, 5/3/23	$200,000	$ 199,734
Cisco Systems Inc., 5.5%, 2/22/16	425,000	482,815
eBay Inc., 1.35%, 7/15/17	200,000	202,805
Hewlett-Packard Co., 4.75%, 6/2/14	400,000	416,029
Hewlett-Packard Co., 3.75%, 12/1/20	25,000	24,942
Intel Corp., 1.95%, 10/1/16	300,000	310,989
Intel Corp., 3.3%, 10/1/21	20,000	21,293
International Business Machines Corp., 1.95%, 7/22/16	400,000	415,135
Intuit Inc., 5.75%, 3/15/17	200,000	229,069
Oracle Corp., 5.75%, 4/15/18	420,000	508,240
Texas Instruments Inc., 1.375%, 5/15/14	400,000	404,512
		3,215,563
Materials - 4.3%
Dow Chemical Co./The, 4.125%, 11/15/21	400,000	435,706
EI du Pont de Nemours & Co., 3.25%, 1/15/15	400,000	419,566
		855,272
Utilities - 2.0%
Dominion Resources Inc., 2.75%, 9/15/22	400,000	405,786
Total Corporate Notes and Bonds (Cost $18,273,383)		19,165,911
	Shares
SHORT-TERM INVESTMENTS - 4.0%
State Street Institutional U.S. Government Money Market Fund	786,942	786,942
Total Short-Term Investments (Cost $786,942)		786,942
TOTAL INVESTMENTS – 100.3% (Cost $19,060,325**)		19,952,853
NET OTHER ASSETS AND LIABILITIES – (0.3%)		(61,169)
TOTAL NET ASSETS – 100.0%		$ 19,891,684

**	Aggregate cost for Federal tax purposes was $19,060,325.
(A)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.1% of total net assets.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 2).
PLC	Public Limited Company.

High Income Fund Portfolio of Investments (unaudited)
	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - 96.7%
Consumer Discretionary - 36.0%
Auto Components - 2.6%
Allison Transmission Inc. (A), 7.125%, 5/15/19	$100,000	$ 108,625
Dana Holding Corp., 6.5%, 2/15/19	350,000	378,437
Goodyear Tire & Rubber Co./The, 6.5%, 3/1/21	500,000	523,125
Lear Corp., 8.125%, 3/15/20	400,000	450,500
		1,460,687
Automobiles - 1.6%
Cooper Standard Automotive Inc., 8.5%, 5/1/18	800,000	874,000
Hotels, Restaurants & Leisure - 4.9%
Boyd Gaming Corp., 9.125%, 12/1/18	200,000	222,000
Felcor Lodging L.P., 6.75%, 6/1/19	550,000	600,875
Peninsula Gaming LLC / Peninsula Gaming Corp. (A), 8.375%, 2/15/18	200,000	216,000
Pinnacle Entertainment Inc., 8.625%, 8/1/17	800,000	846,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20	200,000	221,500
Scientific Games International Inc., 9.25%, 6/15/19	250,000	275,625
Scientific Games International Inc., 6.25%, 9/1/20	350,000	359,625
		2,741,625
Household Durables - 3.0%
Griffon Corp., 7.125%, 4/1/18	1,000,000	1,087,500
Spectrum Brands Holdings Inc., 9.5%, 6/15/18	500,000	561,875
		1,649,375
Media - 19.0%
Allbritton Communications Co., 8%, 5/15/18	500,000	542,500
AMC Networks Inc., 7.75%, 7/15/21	300,000	345,000
Cablevision Systems Corp., 7.75%, 4/15/18	250,000	284,687
Cablevision Systems Corp., 5.875%, 9/15/22	200,000	202,500
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21	750,000	813,750
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 8.625%, 11/15/17	213,000	228,176
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 6.375%, 9/15/20	400,000	426,000
CSC Holdings LLC, 6.75%, 11/15/21	400,000	457,000
Cumulus Media Holdings Inc., 7.75%, 5/1/19	1,000,000	1,020,000
DISH DBS Corp., 6.75%, 6/1/21	500,000	540,000
Hughes Satellite Systems Corp., 6.5%, 6/15/19	250,000	278,125
Hughes Satellite Systems Corp., 7.625%, 6/15/21	750,000	860,625
Inmarsat Finance PLC (A) (B), 7.375%, 12/1/17	300,000	318,375
Intelsat Jackson Holdings S.A. (B), 7.25%, 10/15/20	325,000	360,750
Intelsat Luxembourg S.A. (B), 11.25%, 2/4/17	493,000	525,045
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19	450,000	502,875
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	100,000	110,500
Nielsen Finance LLC / Nielsen Finance Co., 11.625%, 2/1/14	130,000	139,913
Quebecor Media Inc. (B), 7.75%, 3/15/16	136,000	138,550
UPCB Finance V Ltd. (A) (B), 7.25%, 11/15/21	350,000	390,250
UPCB Finance V Ltd. (A) (B), 6.875%, 1/15/22	250,000	274,375
ViaSat Inc., 6.875%, 6/15/20	370,000	403,300
Videotron Ltee (B), 5%, 7/15/22	500,000	515,000
Virgin Media Finance PLC (B), 4.875%, 2/15/22	300,000	306,000
XM Satellite Radio Inc. (A), 7.625%, 11/1/18	500,000	555,000
		10,538,296
Specialty Retail - 4.4%
Jo-Ann Stores Inc. (A), 8.125%, 3/15/19	750,000	800,625
Michaels Stores Inc., 7.75%, 11/1/18	550,000	604,312
Penske Automotive Group Inc. (A), 5.75%, 10/1/22	500,000	529,375
Sally Holdings LLC / Sally Capital Inc., 5.75%, 6/1/22	500,000	538,750
		2,473,062
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands Inc., 6.375%, 12/15/20	250,000	276,563
Consumer Staples - 5.8%
Central Garden and Pet Co., 8.25%, 3/1/18	350,000	366,187
Constellation Brands Inc. (C), 3.75%, 5/1/21	250,000	250,000
Del Monte Corp., 7.625%, 2/15/19	250,000	266,563
Dole Food Co. Inc. (A), 8%, 10/1/16	200,000	208,000
Ingles Markets Inc., 8.875%, 5/15/17	850,000	891,437
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.25%, 9/1/17	500,000	542,500
Stater Brothers Holdings, 7.75%, 4/15/15	250,000	250,000
US Foods Inc. (A), 8.5%, 6/30/19	400,000	435,000
		3,209,687
Energy - 13.0%
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22	400,000	447,000
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19	500,000	541,250
Bill Barrett Corp., 7.625%, 10/1/19	500,000	545,000
Chaparral Energy Inc., 8.25%, 9/1/21	500,000	565,000
Continental Resources Inc., 8.25%, 10/1/19	250,000	281,250
Ferrellgas L.P. / Ferrellgas Finance Corp., 9.125%, 10/1/17	500,000	535,000
FTS International Services LLC / FTS International Bonds Inc. (A), 8.125%, 11/15/18	18,000	19,260
Helix Energy Solutions Group Inc. (A), 9.5%, 1/15/16	145,000	149,169
Key Energy Services Inc., 6.75%, 3/1/21	300,000	313,500
Linn Energy LLC / Linn Energy Finance Corp., 6.5%, 5/15/19	750,000	795,000
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.75%, 11/1/20	500,000	552,500
Oasis Petroleum Inc., 6.875%, 1/15/23	500,000	555,000
PetroBakken Energy Ltd. (A) (B), 8.625%, 2/1/20	300,000	309,000
Precision Drilling Corp. (B), 6.5%, 12/15/21	750,000	811,875
QEP Resources Inc., 5.375%, 10/1/22	250,000	266,250
QEP Resources Inc., 5.25%, 5/1/23	250,000	265,625
Unit Corp., 6.625%, 5/15/21	250,000	267,500
		7,219,179

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

High Income Fund Portfolio of Investments (unaudited) - continued
	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS (continued)
Financials - 0.8%
CIT Group Inc., 5%, 5/15/17	$ 50,000	$ 54,500
MPT Operating Partnership L.P. / MPT Finance Corp., 6.875%, 5/1/21	350,000	381,500
		436,000
Health Care - 10.1%
Air Medical Group Holdings Inc., 9.25%, 11/1/18	300,000	332,250
Biomet Inc. (A), 6.5%, 10/1/20	800,000	836,000
DaVita HealthCare Partners Inc., 6.625%, 11/1/20	250,000	274,063
DaVita HealthCare Partners Inc., 5.75%, 8/15/22	250,000	266,250
Endo Health Solutions Inc., 7%, 12/15/20	500,000	548,750
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19	300,000	335,250
HCA Inc., 6.5%, 2/15/20	250,000	288,750
HCA Inc., 5.875%, 3/15/22	250,000	277,500
Multiplan Inc. (A), 9.875%, 9/1/18	250,000	281,562
Omega Healthcare Investors Inc., 5.875%, 3/15/24	250,000	273,125
Tenet Healthcare Corp., 8%, 8/1/20	850,000	956,250
Valeant Pharmaceuticals International (A), 6.875%, 12/1/18	500,000	544,375
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II Inc., 7.75%, 2/1/19	400,000	434,500
		5,648,625
Industrials - 9.9%
Alliance Data Systems Corp. (A), 5.25%, 12/1/17	100,000	104,250
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	700,000	756,000
Ashtead Capital Inc. (A), 6.5%, 7/15/22	500,000	551,250
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.25%, 1/15/19	750,000	833,437
Belden Inc. (A), 5.5%, 9/1/22	500,000	515,000
Bombardier Inc. (A) (B), 6.125%, 1/15/23	350,000	378,438
Hertz Corp./The, 6.75%, 4/15/19	250,000	276,875
Moog Inc., 7.25%, 6/15/18	500,000	520,625
RBS Global Inc. / Rexnord LLC, 8.5%, 5/1/18	300,000	328,500
Tomkins LLC / Tomkins Inc., 9%, 10/1/18	163,000	181,134
United Rentals North America Inc., 8.25%, 2/1/21	150,000	171,000
United Rentals North America Inc., 7.625%, 4/15/22	300,000	344,250
UR Merger Sub Corp., 9.25%, 12/15/19	500,000	570,000
		5,530,759
Information Technology - 3.7%
Level 3 Financing Inc., 8.125%, 7/1/19	200,000	220,500
Level 3 Financing Inc., 8.625%, 7/15/20	350,000	395,500
Sensata Technologies BV (A) (B), 6.5%, 5/15/19	200,000	218,000
SunGard Data Systems Inc., 7.375%, 11/15/18	500,000	540,000
Syniverse Holdings Inc., 9.125%, 1/15/19	600,000	664,500
		2,038,500
Materials - 5.6%
FMG Resources August 2006 Pty Ltd. (A) (B), 7%, 11/1/15	100,000	104,750
FMG Resources August 2006 Pty Ltd. (A) (B), 6.875%, 4/1/22	450,000	482,625
Graphic Packaging International Inc., 9.5%, 6/15/17	500,000	527,500
Greif Inc., 6.75%, 2/1/17	250,000	281,875
Huntsman International LLC, 4.875%, 11/15/20	250,000	261,875
Huntsman International LLC (A), 4.875%, 11/15/20	150,000	157,125
Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.25%, 4/15/18	700,000	747,250
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.5%, 5/15/18	250,000	266,250
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 9%, 4/15/19	250,000	270,000
		3,099,250
Telecommunication Services - 8.9%
CenturyLink Inc., 5.8%, 3/15/22	500,000	529,250
CommScope Inc. (A), 8.25%, 1/15/19	500,000	546,250
Crown Castle International Corp., 7.125%, 11/1/19	150,000	164,625
Crown Castle International Corp., 5.25%, 1/15/23	250,000	261,875
Frontier Communications Corp., 8.25%, 5/1/14	8,000	8,520
Qwest Communications International Inc., 7.125%, 4/1/18	500,000	520,250
SBA Communications Corp. (A), 5.625%, 10/1/19	500,000	526,250
SBA Telecommunications Inc. (A), 5.75%, 7/15/20	300,000	319,500
Softbank Corp. (A) (B), 4.5%, 4/15/20	500,000	517,972
Sprint Nextel Corp. (A), 7%, 3/1/20	200,000	227,500
Sprint Nextel Corp., 7%, 8/15/20	200,000	219,000
Sprint Nextel Corp., 6%, 11/15/22	250,000	260,625
Windstream Corp., 7.875%, 11/1/17	400,000	467,000
Windstream Corp., 7%, 3/15/19	250,000	255,938
Windstream Corp., 6.375%, 8/1/23	100,000	103,500
		4,928,055
Utilities - 2.9%
GenOn Energy Inc., 7.875%, 6/15/17	200,000	226,000
NRG Energy Inc., 8.25%, 9/1/20	725,000	824,687
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.5%, 10/1/18	211,000	229,990
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.375%, 8/1/21	309,000	343,763
		1,624,440
Total Corporate Notes and Bonds (Cost $49,839,143)		53,748,103
	Shares
SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional U.S. Government Money Market Fund (D)	1,271,804	1,271,804
Total Short-Term Investments (Cost $1,271,804)		1,271,804
TOTAL INVESTMENTS - 99.0% (Cost $51,110,947)		55,019,907
NET OTHER ASSETS AND LIABILITIES - 1.0%		554,526
TOTAL NET ASSETS - 100.0%		$55,574,433

**	Aggregate cost for Federal tax purposes was $51,110,947.
(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 10.2% of total net assets.
(C)	Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
(D)	Security segregated for when-issued purchase commitments outstanding as of April 30, 2013.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Diversified Income Fund Portfolio of Investments (unaudited)
	Shares	Value (Note 2)
COMMON STOCKS - 57.9%
Consumer Discretionary - 5.5%
McDonald’s Corp.	14,500	$ 1,481,030
Omnicom Group Inc.	18,500	1,105,745
Target Corp.	18,900	1,333,584
Time Warner Inc.	23,500	1,404,830
Viacom Inc., Class B	15,000	959,850
		6,285,039
Consumer Staples - 8.2%
Coca-Cola Co./The	25,500	1,079,415
Diageo PLC, ADR	7,300	892,060
Nestle S.A., ADR	16,400	1,168,172
PepsiCo Inc.	29,000	2,391,630
Philip Morris International Inc.	8,500	812,515
Procter & Gamble Co./The	20,300	1,558,431
Sysco Corp.	22,000	766,920
Wal-Mart Stores Inc.	9,500	738,340
		9,407,483
Energy - 6.7%
Chevron Corp.	24,200	2,952,642
ConocoPhillips	40,000	2,418,000
Exxon Mobil Corp.	15,000	1,334,850
Occidental Petroleum Corp.	12,000	1,071,120
		7,776,612
Financials - 10.1%
Axis Capital Holdings Ltd.	26,500	1,182,695
Bank of New York Mellon Corp./The	30,200	852,244
BlackRock Inc.	3,000	799,500
M&T Bank Corp.	9,200	921,840
Northern Trust Corp.	16,000	862,720
PartnerRe Ltd.	13,100	1,235,854
Travelers Cos. Inc./The	33,000	2,818,530
US Bancorp	37,300	1,241,344
Wells Fargo & Co.	46,000	1,747,080
		11,661,807
Health Care - 10.4%
Becton, Dickinson and Co.	9,000	848,700
Johnson & Johnson	39,500	3,366,585
Medtronic Inc.	26,600	1,241,688
Merck & Co. Inc.	57,100	2,683,700
Novartis AG, ADR	17,000	1,253,920
Pfizer Inc.	91,062	2,647,173
		12,041,766
Industrials - 8.3%
3M Co.	21,500	2,251,265
Boeing Co./The	16,500	1,508,265
Emerson Electric Co.	19,000	1,054,690
General Dynamics Corp.	10,000	739,600
United Parcel Service Inc., Class B	17,000	1,459,280
United Technologies Corp.	19,500	1,780,155
Waste Management Inc.	19,500	799,110
		9,592,365
Information Technology - 6.4%
Accenture PLC, Class A	11,900	969,136
Automatic Data Processing Inc.	16,500	1,111,110
Intel Corp.	31,000	742,450
Linear Technology Corp.	25,000	912,500
Microchip Technology Inc.	21,000	764,820
Microsoft Corp.	47,000	1,555,700
QUALCOMM Inc.	22,000	1,355,640
		7,411,356
Materials - 0.9%
Air Products & Chemicals Inc.	11,200	973,952
Telecommunication Services - 1.4%
AT&T Inc.	43,092	1,614,226
Total Common Stocks (Cost $49,882,970)		66,764,606
	Par Value
ASSET BACKED SECURITIES - 0.1%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.52%, 9/21/30	$ 98,971	100,290
Total Asset Backed Securities (Cost $101,492)		100,290
CORPORATE NOTES AND BONDS - 13.1%
Consumer Discretionary – 2.3%
American Association of Retired Persons (B) (C), 7.5%, 5/1/31	750,000	1,054,197
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	415,000	640,829
DR Horton Inc., 5.25%, 2/15/15	130,000	136,987
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	325,000	409,712
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16	400,000	454,000
		2,695,725
Consumer Staples - 0.8%
Kraft Foods Inc., 6.5%, 11/1/31	475,000	607,235
WM Wrigley Jr. Co. (B) (C), 3.05%, 6/28/13	280,000	280,866
		888,101
Energy - 0.9%
Hess Corp., 7.875%, 10/1/29	150,000	201,717
Marathon Oil Corp., 6%, 10/1/17	300,000	356,308
Transocean Inc. (D), 7.5%, 4/15/31	400,000	488,848
		1,046,873
Financials - 1.5%
American Express Credit Corp., 2.375%, 3/24/17	90,000	94,507
HCP Inc., 6.7%, 1/30/18	335,000	408,284
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17	410,000	41
Simon Property Group L.P., 5.875%, 3/1/17	390,000	453,993
Swiss Re Solutions Holding Corp., 7%, 2/15/26	210,000	276,401
US Bank NA, 6.3%, 2/4/14	500,000	522,313
		1,755,539
Health Care - 2.3%
AbbVie Inc. (B) (C), 2%, 11/6/18	300,000	305,062
Amgen Inc., 5.85%, 6/1/17	1,050,000	1,241,059
Eli Lilly & Co., 6.57%, 1/1/16	300,000	343,870
Genentech Inc., 5.25%, 7/15/35	195,000	237,069
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	220,000	288,303
Wyeth LLC, 6.5%, 2/1/34	150,000	207,701
		2,623,064
Industrials - 1.1%
Boeing Co./The, 8.625%, 11/15/31	150,000	230,959
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	175,000	234,290
Norfolk Southern Corp., 5.59%, 5/17/25	239,000	294,214
Norfolk Southern Corp., 7.05%, 5/1/37	260,000	379,416
Waste Management Inc., 7.125%, 12/15/17	150,000	183,677
		1,322,556
Information Technology - 1.0%
Apple Inc., 2.4%, 5/3/23	450,000	449,401
Cisco Systems Inc., 5.5%, 2/22/16	240,000	272,649
International Business Machines Corp., 1.875%, 8/1/22	400,000	385,748
		1,107,798
Materials - 0.2%
Westvaco Corp., 8.2%, 1/15/30	175,000	222,102
Telecommunication Services - 0.3%
Rogers Communications Inc. (D), 6.25%, 6/15/13	315,000	317,016
Utilities - 2.7%
Interstate Power & Light Co., 6.25%, 7/15/39	175,000	240,247
Nevada Power Co., Series R, 6.75%, 7/1/37	400,000	561,377
Sierra Pacific Power Co., Series M, 6%, 5/15/16	126,000	145,235
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	500,000	568,195
Westar Energy Inc., 6%, 7/1/14	600,000	636,262
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	993,565
		3,144,881
Total Corporate Notes and Bonds (Cost $13,363,358)		15,123,655
MORTGAGE BACKED SECURITIES - 7.6%
Fannie Mae - 6.2%
4%, 4/1/15 Pool # 255719	30,838	32,969
5.5%, 4/1/16 Pool # 745444	58,769	62,716
6%, 5/1/16 Pool # 582558	8,997	9,524
5%, 12/1/17 Pool # 672243	143,884	154,834
5%, 5/1/20 Pool # 813965	160,372	173,680
4.5%, 9/1/20 Pool # 835465	192,547	206,939
6%, 5/1/21 Pool # 253847	26,871	29,549
7%, 12/1/29 Pool # 762813	12,891	15,008
7%, 11/1/31 Pool # 607515	19,187	22,942
3.5%, 12/1/31 Pool # MA0919	856,568	914,052
7%, 5/1/32 Pool # 644591	9,885	11,819
5.5%, 10/1/33 Pool # 254904	172,152	188,953
5%, 5/1/34 Pool # 782214	9,550	10,394
5%, 6/1/34 Pool # 255230	138,588	150,840
7%, 7/1/34 Pool # 792636	5,457	5,742
5.5%, 8/1/34 Pool # 793647	56,242	61,324
5.5%, 3/1/35 Pool # 810075	97,655	107,290
5.5%, 3/1/35 Pool # 815976	308,185	338,970
5%, 8/1/35 Pool # 829670	140,010	152,169
5%, 9/1/35 Pool # 820347	$159,170	179,808
5%, 9/1/35 Pool # 835699	166,745	188,365
5%, 10/1/35 Pool # 797669	217,153	243,130
5%, 11/1/35 Pool # 844504	239,868	268,563
5%, 11/1/35 Pool # 844809	86,328	93,826
5%, 12/1/35 Pool # 850561	94,455	102,658
5.5%, 2/1/36 Pool # 851330	25,546	28,005
5.5%, 9/1/36 Pool # 831820	319,427	358,089
6%, 9/1/36 Pool # 831741	157,778	172,676
5.5%, 10/1/36 Pool # 896340	19,450	21,221
5.5%, 10/1/36 Pool # 901723	146,604	159,630
5.5%, 12/1/36 Pool # 902853	267,351	296,034
5.5%, 12/1/36 Pool # 903059	235,143	259,430
5.5%, 12/1/36 Pool # 907512	139,566	152,446
5.5%, 12/1/36 Pool # 907635	210,600	236,419
3.5%, 8/1/42 Pool # AO8100	409,054	436,250
3%, 2/1/43 Pool # AB8486	497,597	520,980
3%, 2/1/43 Pool # AB8563	300,000	314,098
3%, 3/1/43 Pool # AB8818	499,010	522,460
		7,203,802

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Diversified Income Fund Portfolio of Investments (unaudited) - continued
	Par Value	Value (Note 2)
MORTGAGE BACKED SECURITIES (continued)
Freddie Mac - 1.3%
8%, 6/1/30 Pool # C01005	$ 4,180	$ 5,181
6.5%, 1/1/32 Pool # C62333	58,282	67,666
5%, 7/1/33 Pool # A11325	355,908	396,650
6%, 10/1/34 Pool # A28439	33,219	36,654
6%, 10/1/34 Pool # A28598	22,601	24,938
5%, 4/1/35 Pool # A32315	45,377	50,743
5%, 4/1/35 Pool # A32316	42,138	47,121
3%, 8/1/42 Pool # G08502	458,956	478,637
3%, 9/1/42 Pool # C04233	436,308	455,017
		1,562,607
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	3,547	3,704
6.5%, 2/20/29 Pool # 2714	32,096	38,669
6.5%, 4/20/31 Pool # 3068	20,411	24,790
		67,163
Total Mortgage Backed Securities (Cost $8,302,834)		8,833,572
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.5%
U.S. Treasury Bonds - 1.6%
6.625%, 2/15/27	860,000	1,325,878
3.000%, 5/15/42	500,000	511,953
		1,837,831
U.S. Treasury Notes - 14.9%
3.125%, 8/31/13	290,000	292,923
4.000%, 2/15/14	1,150,000	1,185,219
4.250%, 8/15/14	1,575,000	1,657,872
0.500%, 10/15/14	2,500,000	2,511,620
4.250%, 11/15/14	2,000,000	2,124,532
2.500%, 3/31/15	1,190,000	1,241,970
4.250%, 8/15/15	500,000	545,625
3.125%, 1/31/17	1,750,000	1,924,727
2.375%, 7/31/17	200,000	215,562
4.250%, 11/15/17	2,100,000	2,445,351
3.375%, 11/15/19	500,000	576,601
2.625%, 11/15/20	800,000	882,000
1.750%, 5/15/22	1,600,000	1,628,626
		17,232,628
Total U.S. Government and Agency Obligations (Cost $18,331,071)		19,070,459
	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS - 4.4%
State Street Institutional U.S. Government Money Market Fund	5,064,246	$ 5,064,246
Total Short-Term Investments (Cost $5,064,246)		5,064,246
TOTAL INVESTMENTS - 99.6% (Cost $95,045,971**)		114,956,828
NET OTHER ASSETS AND LIABILITIES - 0.4%		404,050
TOTAL NET ASSETS - 100.0%		$115,360,878

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $95,231,265.
(A)	Stepped rate security. Rate shown is as of April 30, 2013.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.1% of total net assets.
(E)	In default. Issuer is bankrupt.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

Dividend Income Fund Portfolio of Investments (unaudited)
	Shares	Value (Note 2)
COMMON STOCKS - 96.7%
Consumer Discretionary - 9.1%
McDonald’s Corp.	3,350	$ 342,169
Omnicom Group Inc.	4,300	257,011
Target Corp.	4,650	328,104
Time Warner Inc.	5,500	328,790
Viacom Inc., Class B	3,200	204,768
		1,460,842
Consumer Staples - 13.6%
Coca-Cola Co./The	5,600	237,048
Diageo PLC, ADR	1,869	228,392
Nestle S.A., ADR	3,700	263,551
PepsiCo Inc.	6,400	527,808
Philip Morris International Inc.	2,150	205,518
Procter & Gamble Co./The	4,400	337,788
Sysco Corp.	5,000	174,300
Wal-Mart Stores Inc.	2,700	209,844
		2,184,249
Energy - 11.6%
Chevron Corp.	6,000	732,060
ConocoPhillips	8,800	531,960
Exxon Mobil Corp.	3,700	329,263
Occidental Petroleum Corp.	3,000	267,780
		1,861,063
Financials - 17.0%
Axis Capital Holdings Ltd.	6,500	290,095
Bank of New York Mellon Corp./The	6,707	189,272
BlackRock Inc.	700	186,550
M&T Bank Corp.	2,200	220,440
Northern Trust Corp.	3,647	196,646
PartnerRe Ltd.	3,200	301,888
Travelers Cos. Inc./The	7,400	632,034
US Bancorp	9,100	302,848
Wells Fargo & Co.	10,800	410,184
		2,729,957
Health Care - 16.9%
Becton, Dickinson and Co.	2,100	198,030
Johnson & Johnson	8,800	750,024
Medtronic Inc.	6,100	284,748
Merck & Co. Inc.	12,800	601,600
Novartis AG, ADR	3,835	282,870
Pfizer Inc.	21,000	610,470
		2,727,742
Industrials - 13.8%
3M Co.	4,900	513,079
Boeing Co./The	3,900	356,499
Emerson Electric Co.	4,500	249,795
General Dynamics Corp.	2,300	170,108
United Parcel Service Inc., Class B	3,900	334,776
United Technologies Corp.	4,600	419,934
Waste Management Inc.	4,500	184,410
		2,228,601
Information Technology - 11.0%
Accenture PLC, Class A	2,800	228,032
Automatic Data Processing Inc.	4,000	269,360
Intel Corp.	7,400	177,230
Linear Technology Corp.	5,800	211,700
Microchip Technology Inc.	5,800	211,236
Microsoft Corp.	10,800	357,480
QUALCOMM Inc.	5,100	314,262
		1,769,300
Materials - 1.4%
Air Products & Chemicals Inc.	2,600	226,096
Telecommunication Services - 2.3%
AT&T Inc.	9,800	367,108
Total Common Stocks (Cost $12,446,524)		15,554,958
SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional U.S. Government Money Market Fund	338,665	338,665
Total Short-Term Investments (Cost $338,665)		338,665
TOTAL INVESTMENTS - 98.8% (Cost $12,785,189**)		15,893,623
NET OTHER ASSETS AND LIABILITIES - 1.2%		190,252
TOTAL NET ASSETS - 100.0%		$16,083,875

**	Aggregate cost for Federal tax purposes was $12,795,913.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Equity Income Fund Portfolio of Investments (unaudited)
	Shares	Value (Note 2)
COMMON STOCKS - 79.1%
Consumer Discretionary (A) - 7.7%
Amazon.com Inc. *	4,000	$ 1,015,240
Bed Bath & Beyond Inc. *	20,000	1,376,000
Best Buy Co. Inc.	30,000	779,700
Lululemon Athletica Inc. *	15,000	1,141,950
		4,312,890
Energy - 17.1%
Apache Corp. (A)	30,000	2,216,400
Canadian Natural Resources Ltd.	56,100	1,645,974
Petroleo Brasileiro S.A., ADR (A)	85,000	1,627,750
Schlumberger Ltd. (A)	30,000	2,232,900
Southwestern Energy Co. * (A)	50,000	1,871,000
		9,594,024
Financials - 8.5%
BB&T Corp. (A)	30,000	923,100
Morgan Stanley (A)	90,100	1,995,715
T. Rowe Price Group Inc.	10,000	717,589
Wells Fargo & Co. (A)	30,000	1,139,400
		4,775,804
Health Care - 4.5%
Mylan Inc. *	25,000	724,632
UnitedHealth Group Inc. (A)	30,000	1,797,900
		2,522,532
Industrials - 6.5%
C.H. Robinson Worldwide Inc.	10,000	590,830
Expeditors International of Washington Inc. (A)	60,000	2,155,800
United Technologies Corp.	10,000	913,550
		3,660,180
Information Technology - 28.4%
Communications Equipment (A) - 2.2%
QUALCOMM Inc.	20,500	1,263,210
Computers & Peripherals (A) - 7.1%
Apple Inc.	6,500	2,877,875
EMC Corp. *	50,000	1,121,500
		3,999,375
Internet Software & Services (A) - 1.4%
eBay Inc. *	15,000	785,850
Semiconductors & Semiconductor Equipment (A) - 7.7%
Altera Corp.	40,000	1,280,400
Broadcom Corp., Class A	54,600	1,965,600
Linear Technology Corp.	30,000	1,095,000
		4,341,000
Software (A) - 10.0%
Check Point Software Technologies Ltd. *	25,000	1,165,500
Microsoft Corp.	65,000	2,151,500
Nuance Communications Inc. *	60,000	1,142,400
Oracle Corp.	35,000	1,147,300
		5,606,700
Materials (A) - 6.4%
Freeport-McMoRan Copper & Gold Inc.	82,000	2,495,260
Mosaic Co./The	18,000	1,108,620
		3,603,880
Total Common Stocks (Cost $47,893,096)		44,465,445
Exchange Traded Funds - 5.1%
Powershares QQQ Trust Series 1 (A)	20,000	1,414,600
SPDR S&P 500 ETF Trust (A)	9,000	1,437,120
Total Exchange Traded Funds (Cost $2,769,663)		2,851,720
	Par Value	Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.6%
U.S. Treasury Bill (B) (C) - 10.6%
0.061%, 6/27/13	$6,000,000	$ 5,999,430
Total U.S. Government and Agency Obligations (Cost $5,999,430)		5,999,430
	Shares
SHORT-TERM INVESTMENTS – 6.0%
State Street Institutional U.S. Government Money Market Fund (C)	3,367,388	3,367,388
Total Short-Term Investments (Cost $3,367,388)		3,367,388
TOTAL INVESTMENTS - 100.8% (Cost $60,029,577**)		56,683,983
NET OTHER ASSETS AND LIABILITIES - 2.1%		1,157,637
TOTAL CALL & PUT OPTIONS WRITTEN - (2.9%)		(1,625,672)
TOTAL NET ASSETS - 100.0%		$ 56,215,948

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $60,029,577.
(A)	All or a portion of these securities’ positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	Rate noted represents annualized yield at time of purchase.
(C)	All or a portion of these securities are segregated as collateral for put options written. As of April 30, 2013, the total amount segregated was $9,366,818.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.

Call Options Written	Contracts (100 shares per contract)	Expiration	Exercise Price	Value (Note 2)
Altera Corp.	300	May 2013	$36.00	$750
Amazon.com Inc.	40	May 2013	280.00	2,240
Apache Corp.	150	July 2013	80.00	16,650
Apple Inc.	35	May 2013	460.00	12,775
Apple Inc.	30	June 2013	470.00	20,400
BB&T Corp.	300	June 2013	31.00	15,600
Bed Bath & Beyond Inc.	200	May 2013	62.50	127,000
Best Buy Co., Inc.	150	May 2013	23.00	47,250
Best Buy Co., Inc.	150	June 2013	25.00	39,375
Broadcom Corp., Class A	300	May 2013	34.00	64,650
Broadcom Corp., Class A	207	May 2013	35.00	28,152
Check Point Software Technologies Ltd.	250	June 2013	46.00	46,526
eBay Inc.	150	June 2013	52.50	28,950
EMC Corp.	250	July 2013	23.00	16,750
Expeditors International of Washington Inc.	300	May 2013	40.00	5,250
Expeditors International of Washington Inc.	300	May 2013	42.50	750
Freeport-McMoRan Copper & Gold Inc.	300	June 2013	34.00	9,300
Freeport-McMoRan Copper & Gold Inc.	300	July 2013	31.00	38,564
Linear Technology Corp.	300	August 2013	36.00	51,000
Lululemon Athletica Inc.	150	June 2013	67.50	150,375
Microsoft Corp.	300	May 2013	28.00	153,000
Microsoft Corp.	200	June 2013	31.00	46,400
Microsoft Corp.	150	July 2013	33.00	17,100
Morgan Stanley	400	June 2013	$20.00	$97,800
Morgan Stanley	500	July 2013	22.00	63,750
Mosaic Co./The	100	May 2013	62.50	8,900
Mosaic Co./The	80	June 2013	62.50	15,280
Nuance Communications Inc.	300	June 2013	22.00	9,000
Nuance Communications Inc.	150	July 2013	23.00	5,250
Oracle Corp.	200	June 2013	33.00	18,400
Petroleo Brasileiro S.A., ADR	200	June 2013	18.00	31,600
Powershares QQQ Trust Series 1	200	June 2013	69.00	52,100
QUALCOMM Inc.	205	June 2013	65.00	12,710
Schlumberger Ltd.	250	August 2013	77.50	54,500
Southwestern Energy Co.	250	June 2013	36.00	62,750
Southwestern Energy Co.	250	June 2013	40.00	18,500
SPDR S&P 500 ETF Trust	90	June 2013	157.00	42,075
UnitedHealth Group Inc.	300	June 2013	57.50	96,000
Wells Fargo & Co.	300	May 2013	35.00	89,550
Total Call Options Written ( Premiums received $1,470,547 )				$ 1,616,972

Put Option Written
Mosaic Co./The	100	June 2013	57.50	8,700
Total Put Options Written ( Premiums received $24,201 )				$8,700
Total Value of Options Written ( Premiums received $1,494,748 )				$ 1,625,672

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Large Cap Value Fund Portfolio of Investments (unaudited)
	Shares	Value (Note 2)
COMMON STOCKS - 95.6%
Consumer Discretionary - 9.3%
DIRECTV *	17,000	$ 961,520
McDonald’s Corp.	19,000	1,940,660
Omnicom Group Inc.	51,778	3,094,771
Target Corp.	49,000	3,457,440
Time Warner Inc.	64,000	3,825,920
Viacom Inc., Class B	40,000	2,559,600
		15,839,911
Consumer Staples - 9.4%
Diageo PLC, ADR	13,999	1,710,678
Nestle S.A., ADR	28,000	1,994,440
PepsiCo Inc.	42,015	3,464,977
Philip Morris International Inc.	28,564	2,730,433
Procter & Gamble Co./The	42,585	3,269,250
Wal-Mart Stores Inc.	36,000	2,797,920
		15,967,698
Energy - 13.8%
Apache Corp.	38,500	2,844,380
Chevron Corp.	42,542	5,190,549
ConocoPhillips	61,568	3,721,786
Exxon Mobil Corp.	20,500	1,824,295
National Oilwell Varco Inc.	44,000	2,869,680
Occidental Petroleum Corp.	43,029	3,840,769
Schlumberger Ltd.	42,000	3,126,060
		23,417,519
Financials - 26.8%
Capital Markets - 2.9%
Bank of New York Mellon Corp./The	110,052	3,105,667
BlackRock Inc.	7,000	1,865,500
		4,971,167
Commercial Banks - 8.0%
BB&T Corp.	77,000	2,369,290
M&T Bank Corp.	18,500	1,853,700
US Bancorp	126,042	4,194,678
Wells Fargo & Co.	136,058	5,167,483
		13,585,151
Insurance - 14.2%
American International Group Inc. *	101,500	4,204,130
Arch Capital Group Ltd. *	60,037	3,185,563
Berkshire Hathaway Inc., Class B *	48,033	5,106,869
Markel Corp. *	9,640	5,169,450
Travelers Cos. Inc./The	50,039	4,273,831
WR Berkley Corp.	48,584	2,109,517
		24,049,360
Real Estate Management & Development - 1.7%
Brookfield Asset Management Inc., Class A	72,052	2,780,487
Health Care - 16.5%
Johnson & Johnson	89,000	7,585,470
Medtronic Inc.	69,526	3,245,474
Merck & Co. Inc.	140,582	6,607,354
Novartis AG, ADR	35,500	2,618,480
Pfizer Inc.	237,223	6,896,072
UnitedHealth Group Inc.	17,000	1,018,810
		27,971,660
Industrials - 12.2%
3M Co.	53,543	5,606,487
Boeing Co./The	37,500	3,427,875
Danaher Corp.	30,000	1,828,200
Emerson Electric Co.	35,300	1,959,503
General Dynamics Corp.	24,500	1,812,020
United Parcel Service Inc., Class B	36,509	3,133,933
United Technologies Corp.	31,000	2,829,990
		20,598,008
Information Technology - 1.5%
International Business Machines Corp.	12,860	2,604,664
Materials - 4.7%
Air Products & Chemicals Inc.	25,504	2,217,828
Mosaic Co./The	63,500	3,910,965
Newmont Mining Corp.	54,000	1,749,600
		7,878,393
Telecommunication Service - 1.4%
AT&T Inc.	65,078	2,437,822
Total Common Stocks (Cost $124,334,915)		162,101,840
SHORT-TERM INVESTMENTS - 4.1%
State Street Institutional U.S. Government Money Market Fund	7,005,978	7,005,978
Total Short-Term Investments (Cost $7,005,978)		7,005,978
TOTAL INVESTMENTS - 99.7% (Cost $131,340,893**)		169,107,818
NET OTHER ASSETS AND LIABILITIES - 0.3%		588,714
TOTAL NET ASSETS - 100.0%		$169,696,532

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $131,643,254.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

Disciplined Equity Fund Portfolio of Investments (unaudited)
	Shares	Value (Note 2)
COMMON STOCKS - 90.2%
Consumer Discretionary - 13.1%
CarMax Inc. *	52,950	$ 2,437,818
McDonald’s Corp.	40,745	4,161,695
NIKE Inc., Class B	110,205	7,009,038
Omnicom Group Inc.	101,782	6,083,510
Target Corp.	85,020	5,999,011
		25,691,072
Consumer Staples - 7.8%
Diageo PLC, ADR	23,295	2,846,649
Mondelez International Inc., Class A	126,970	3,993,206
Nestle S.A., ADR	62,565	4,456,505
PepsiCo Inc.	48,645	4,011,753
		15,308,113
Energy - 6.4%
Apache Corp.	54,929	4,058,155
Occidental Petroleum Corp.	41,945	3,744,011
Schlumberger Ltd.	64,536	4,803,414
		12,605,580
Financials - 17.0%
Berkshire Hathaway Inc., Class B *	80,675	8,577,366
Brookfield Asset Management Inc., Class A	109,235	4,215,379
M&T Bank Corp.	41,865	4,194,873
Markel Corp. *	13,715	7,354,669
Northern Trust Corp.	84,885	4,576,999
US Bancorp	138,270	4,601,625
		33,520,911
Health Care - 6.6%
Becton, Dickinson and Co.	56,345	5,313,334
Johnson & Johnson	90,640	7,725,247
		13,038,581
Industrials - 15.7%
3M Co.	78,198	8,188,112
C.H. Robinson Worldwide Inc.	97,035	5,762,909
Copart Inc. *	126,515	4,459,654
Danaher Corp.	94,840	5,779,549
Jacobs Engineering Group Inc. *	59,910	3,024,257
United Parcel Service Inc., Class B	43,665	3,748,204
		30,962,685
Information Technology - 20.9%
Accenture PLC, Class A	83,230	6,778,251
Google Inc., Class A *	6,990	5,763,744
MICROS Systems Inc. *	117,185	4,969,816
Microsoft Corp.	258,855	8,568,101
Oracle Corp.	199,615	6,543,380
QUALCOMM Inc.	93,455	5,758,697
Visa Inc., Class A	15,759	2,654,761
		41,036,750
Materials - 2.7%
Mosaic Co./The	86,310	5,315,833
Total Common Stocks (Cost $154,095,984)		177,479,525
	Par Value	Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.4%
U.S. Treasury Bills (A) - 2.4%
0.084%, 5/9/13	$4,750,000	$ 4,749,913
Total U.S. Government and Agency Obligations (Cost $4,749,913)		4,749,913
	Shares
SHORT-TERM INVESTMENTS - 7.3%
State Street Institutional U.S. Government Money Market Fund	14,313,213	14,313,213
Total Short-Term Investments (Cost $14,313,213)		14,313,213
TOTAL INVESTMENTS - 99.9% (Cost $173,159,110**)		196,542,651
NET OTHER ASSETS AND LIABILITIES - 0.1%		228,609
TOTAL NET ASSETS - 100.0%		$196,771,260

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $173,215,139.
(A)	Rate noted represents annualized yield at time of purchase.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Investors Fund Portfolio of Investments (unaudited)
	Shares	Value (Note 2)
COMMON STOCKS - 89.9%
Consumer Discretionary - 12.9%
CarMax Inc. *	11,260	$ 518,410
McDonald’s Corp.	8,665	885,043
NIKE Inc., Class B	23,436	1,490,530
Omnicom Group Inc.	21,645	1,293,722
Target Corp.	18,080	1,275,725
		5,463,430
Consumer Staples - 7.6%
Diageo PLC, ADR	4,954	605,379
Mondelez International Inc., Class A	27,001	849,182
Nestle S.A., ADR	12,940	921,716
PepsiCo Inc.	10,345	853,152
		3,229,429
Energy - 5.8%
Apache Corp.	8,863	654,799
Occidental Petroleum Corp.	8,920	796,199
Schlumberger Ltd.	13,724	1,021,477
		2,472,475
Financials - 16.9%
Berkshire Hathaway Inc., Class B *	17,156	1,824,026
Brookfield Asset Management Inc., Class A	23,230	896,446
M&T Bank Corp.	8,903	892,080
Markel Corp. *	2,917	1,564,241
Northern Trust Corp.	18,052	973,364
US Bancorp	29,404	978,565
		7,128,722
Health Care - 7.7%
Becton, Dickinson and Co.	11,982	1,129,902
Johnson & Johnson	24,973	2,128,449
		3,258,351
Industrials - 15.6%
3M Co.	16,629	1,741,223
C.H. Robinson Worldwide Inc.	20,635	1,225,513
Copart Inc. *	26,905	948,401
Danaher Corp.	20,140	1,227,332
Jacobs Engineering Group Inc. *	12,740	643,115
United Parcel Service Inc., Class B	9,286	797,110
		6,582,694
Information Technology - 20.7%
Accenture PLC, Class A	17,700	1,441,488
Google Inc., Class A *	1,486	1,225,311
MICROS Systems Inc. *	24,920	1,056,857
Microsoft Corp.	55,048	1,822,089
Oracle Corp.	42,450	1,391,511
QUALCOMM Inc.	20,039	1,234,803
Visa Inc., Class A	3,351	564,510
		8,736,569
Materials - 2.7%
Mosaic Co./The	18,355	1,130,484
Total Common Stocks (Cost $29,855,415)		38,002,154
	Par Value	Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.3%
U.S. Treasury Bills (A) - 3.3%
0.084%, 5/9/13	$575,000	$ 574,989
0.054%, 5/23/13	800,000	799,974
		1,374,963
Total U.S. Government and Agency Obligations (Cost $1,374,963)		1,374,963
	Shares
SHORT-TERM INVESTMENTS - 6.8%
State Street Institutional U.S. Government Money Market Fund	2,890,459	2,890,459
Total Short-Term Investments (Cost $2,890,459)		2,890,459
TOTAL INVESTMENTS - 100.0% (Cost $34,120,837**)		42,267,576
NET OTHER ASSETS AND LIABILITIES - 0.0%		16,771
TOTAL NET ASSETS - 100.0%		$42,284,347

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $34,146,854.
(A)	Rate noted represents annualized yield at time of purchase.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

Large Cap Growth Fund Portfolio of Investments (unaudited)
	Shares	Value (Note 2)
COMMON STOCKS - 90.1%
Consumer Discretionary - 18.1%
Amazon.com Inc. *	10,506	$ 2,666,528
Chipotle Mexican Grill Inc. *	2,520	915,239
Discovery Communications Inc., Class C *	14,584	1,033,860
Home Depot Inc./The	26,355	1,933,139
Lululemon Athletica Inc. *	16,245	1,236,732
McDonald’s Corp.	16,025	1,636,793
NIKE Inc., Class B	19,450	1,237,020
Omnicom Group Inc.	22,607	1,351,220
Panera Bread Co., Class A *	7,360	1,304,413
priceline.com Inc. *	2,598	1,808,182
Starbucks Corp.	29,950	1,822,158
TJX Cos. Inc.	38,010	1,853,748
Walt Disney Co./The	23,111	1,452,295
Yum! Brands Inc.	26,952	1,835,970
		22,087,297
Consumer Staples - 6.4%
Costco Wholesale Corp.	19,582	2,123,276
PepsiCo Inc.	39,567	3,263,091
Philip Morris International Inc.	25,670	2,453,795
		7,840,162
Energy - 4.8%
Apache Corp.	26,580	1,963,730
Schlumberger Ltd.	51,880	3,861,429
		5,825,159
Financials - 2.5%
Brookfield Asset Management Inc., Class A	40,228	1,552,398
T. Rowe Price Group Inc.	21,226	1,538,885
		3,091,283
Health Care - 8.7%
Allergan Inc.	13,200	1,498,860
Biogen Idec Inc. *	5,666	1,240,457
Celgene Corp. *	11,959	1,411,999
Cerner Corp. *	25,480	2,465,700
Johnson & Johnson	19,621	1,672,298
UnitedHealth Group Inc.	38,231	2,291,184
		10,580,498
Industrials - 13.6%
3M Co.	17,415	1,823,525
Boeing Co./The	19,781	1,808,181
C.H. Robinson Worldwide Inc.	23,385	1,388,835
Danaher Corp.	38,325	2,335,526
Emerson Electric Co.	30,067	1,669,019
Expeditors International of Washington Inc.	23,651	849,780
Roper Industries Inc.	12,949	1,549,348
United Parcel Service Inc., Class B	25,313	2,172,868
United Technologies Corp.	22,779	2,079,495
W.W. Grainger Inc.	4,040	995,739
		16,672,316
Information Technology - 33.0%
Communications Equipment - 2.8%
QUALCOMM Inc.	54,813	3,377,577
Computers & Peripherals - 7.6%
Apple Inc.	19,145	8,476,449
EMC Corp. *	37,342	837,581
		9,314,030
Internet Software & Services - 5.0%
Baidu Inc., ADR *	4,835	415,085
eBay Inc. *	28,487	1,492,434
Google Inc., Class A *	5,050	4,164,078
		6,071,597
IT Services - 5.8%
Accenture PLC, Class A	34,482	2,808,214
International Business Machines Corp.	10,390	2,104,390
Visa Inc., Class A	13,095	2,205,984
		7,118,588
Semiconductors & Semiconductor Equipment - 1.4%
Linear Technology Corp.	47,275	1,725,538
Software - 10.4%
MICROS Systems Inc. *	38,286	1,623,709
Microsoft Corp.	168,175	5,566,592
Nuance Communications Inc. *	103,747	1,975,343
Oracle Corp.	108,574	3,559,056
		12,724,700
Materials - 3.0%
Ecolab Inc.	14,473	1,224,705
Monsanto Co.	22,557	2,409,539
		3,634,244
Total Common Stocks (Cost $87,260,050)		110,062,989
SHORT-TERM INVESTMENTS - 10.1%
State Street Institutional U.S. Government Money Market Fund	12,404,380	12,404,380
Total Short-Term Investments (Cost $12,404,380)		12,404,380
TOTAL INVESTMENTS - 100.2% (Cost $99,664,430**)		122,467,369
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(235,423)
TOTAL NET ASSETS - 100.0%		$122,231,946
*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $100,034,966.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Mid Cap Fund Portfolio of Investments (unaudited)
	Shares	Value (Note 2)
COMMON STOCKS - 92.3%
Consumer Discretionary - 24.0%
Advance Auto Parts Inc.	140,925	$ 11,820,789
Bed Bath & Beyond Inc. *	143,264	9,856,563
CarMax Inc. *	185,600	8,545,024
Discovery Communications Inc., Class C *	105,379	7,470,317
Liberty Global Inc., Series C *	131,878	8,921,547
Omnicom Group Inc.	183,649	10,976,701
Tiffany & Co.	125,578	9,252,587
TJX Cos. Inc.	273,655	13,346,154
		80,189,682
Consumer Staples - 0.9%
Brown-Forman Corp., Class B	44,244	3,119,202
Energy - 6.0%
Ensco PLC, Class A	127,850	7,374,388
Noble Corp.	142,268	5,335,050
World Fuel Services Corp.	183,219	7,429,530
		20,138,968
Financials - 24.6%
Arch Capital Group Ltd. *	180,552	9,580,089
Brookfield Asset Management Inc., Class A	332,620	12,835,806
Brown & Brown Inc.	239,938	7,435,679
Glacier Bancorp Inc.	313,440	5,782,968
Leucadia National Corp.	294,444	9,095,375
M&T Bank Corp.	75,771	7,592,254
Markel Corp. *	34,036	18,251,805
WR Berkley Corp.	265,291	11,518,935
		82,092,911
Health Care - 7.6%
DENTSPLY International Inc.	176,633	7,480,408
Laboratory Corp. of America Holdings *	104,226	9,730,539
Techne Corp.	126,659	8,123,908
		25,334,855
Industrials - 18.5%
C.H. Robinson Worldwide Inc.	169,463	10,064,408
Colfax Corp. *	131,960	6,158,573
Copart Inc. *	268,053	9,448,868
Expeditors International of Washington Inc.	237,110	8,519,362
IDEX Corp.	139,844	7,276,083
Jacobs Engineering Group Inc. *	108,937	5,499,140
Ritchie Bros Auctioneers Inc.	349,614	7,051,715
Wabtec Corp.	73,153	7,676,676
		61,694,825
Information Technology - 4.4%
Amphenol Corp., Class A	86,037	6,497,514
MICROS Systems Inc. *	188,955	8,013,582
		14,511,096
Materials - 6.3%
Crown Holdings Inc. *	293,598	12,530,762
Ecolab Inc.	99,014	8,378,565
		20,909,327
Total Common Stocks (Cost $220,533,374)		307,990,866
SHORT-TERM INVESTMENTS - 7.9%
State Street Institutional U.S. Government Money Market Fund	26,211,574	26,211,574
Total Short-Term Investments (Cost $26,211,574)		26,211,574
TOTAL INVESTMENTS - 100.2% (Cost $246,744,948**)		334,202,440
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(506,910)
TOTAL NET ASSETS - 100.0%		$333,695,530

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $246,976,961.
PLC	Public Limited Company.

Small Cap Fund Portfolio of Investments (unaudited)
	Shares	Value (Note 2)
COMMON STOCKS - 95.9%
Consumer Discretionary - 12.0%
Ascena Retail Group Inc. *	26,100	$ 482,850
Cato Corp./The, Class A	18,620	447,066
CEC Entertainment Inc.	12,200	407,114
Choice Hotels International Inc.	2,600	101,556
Fred’s Inc., Class A	26,100	371,403
Helen of Troy Ltd. *	12,800	446,464
Matthews International Corp., Class A	11,400	419,634
Stage Stores Inc.	13,400	371,046
		3,047,133
Consumer Staples - 2.2%
Casey’s General Stores Inc.	5,800	335,878
Post Holdings Inc. *	5,000	218,950
		554,828
Energy - 5.0%
Bristow Group Inc.	1,900	120,080
Diamondback Energy Inc. *	3,900	102,414
Era Group Inc. *	9,460	216,161
Halcon Resources Corp. *	13,612	89,022
Scorpio Tankers Inc. *	50,300	435,095
SEACOR Holdings Inc.	4,160	299,978
		1,262,750
Financials - 19.8%
AMERISAFE Inc.	6,200	202,492
Assured Guaranty Ltd.	12,500	257,875
Campus Crest Communities Inc., REIT	21,900	299,154
DiamondRock Hospitality Co., REIT	22,984	229,380
First Busey Corp.	33,830	145,469
First Midwest Bancorp Inc.	28,300	355,165
First Niagara Financial Group Inc.	28,480	270,845
Flushing Financial Corp.	14,520	220,414
Hancock Holding Co.	7,500	204,525
International Bancshares Corp.	20,120	390,328
Mack-Cali Realty Corp., REIT	6,500	180,505
MB Financial Inc.	12,100	299,596
National Financial Partners Corp. *	7,100	179,914
Northwest Bancshares Inc.	32,300	395,675
Platinum Underwriters Holdings Ltd.	4,600	261,050
Primerica Inc.	11,100	376,956
Summit Hotel Properties Inc., REIT	20,900	208,791
Webster Financial Corp.	19,100	446,367
Westamerica Bancorporation	2,300	99,797
		5,024,298
Health Care - 10.5%
Allscripts Healthcare Solutions Inc. *	4,800	66,432
Amsurg Corp. *	13,500	453,060
Charles River Laboratories International Inc. *	14,900	648,001
Corvel Corp. *	5,300	251,591
Haemonetics Corp. *	1,500	57,750
ICON PLC *	15,400	494,648
ICU Medical Inc. *	6,500	391,625
STERIS Corp.	7,200	299,448
		2,662,555
Industrials - 23.5%
ACCO Brands Corp. *	47,900	323,325
Acuity Brands Inc.	3,120	227,635
Albany International Corp., Class A	16,400	476,420
Atlas Air Worldwide Holdings Inc. *	7,400	276,760
Belden Inc.	17,222	851,111
Carlisle Cos. Inc.	3,660	237,424
Cubic Corp.	6,800	292,196
ESCO Technologies Inc.	10,600	381,282
G&K Services Inc., Class A	10,600	498,094
GATX Corp.	9,400	478,930
Kirby Corp. *	2,300	172,247
McGrath RentCorp	1,800	55,908
Mueller Industries Inc.	11,800	611,004
Standard Parking Corp. *	13,800	296,562
United Stationers Inc.	16,420	533,158
UTi Worldwide Inc.	17,000	249,730
		5,961,786
Information Technology - 9.8%
Coherent Inc.	4,300	240,499
Diebold Inc.	13,100	383,699
Forrester Research Inc.	11,110	398,293
MAXIMUS Inc.	3,100	247,039
MTS Systems Corp.	5,700	347,415
ScanSource Inc. *	9,300	269,421
Verint Systems Inc. *	800	26,432
Websense Inc. *	12,900	230,136
Zebra Technologies Corp., Class A *	7,100	331,215
		2,474,149
Materials - 8.3%
Aptargroup Inc.	6,500	364,650
Deltic Timber Corp.	5,000	312,400
Greif Inc., Class A	4,500	216,765
Innospec Inc.	8,700	382,887
Koppers Holdings Inc.	6,400	281,024
Sensient Technologies Corp.	5,900	232,165
Zep Inc.	20,600	313,120
		2,103,011

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Small Cap Fund Portfolio of Investments (unaudited) - continued
	Shares	Value (Note 2)
COMMON STOCKS - continued
Utilities - 4.8%
Atmos Energy Corp.	8,000	$ 354,960
New Jersey Resources Corp.	3,150	148,680
UNS Energy Corp.	5,800	295,568
Westar Energy Inc.	5,900	206,264
WGL Holdings Inc.	4,700	217,234
		1,222,706
Total Common Stocks (Cost $17,513,548)		24,313,216
SHORT-TERM INVESTMENTS - 4.1%
State Street Institutional U.S. Government Money Market Fund	1,049,262	1,049,262
Total Short-Term Investments (Cost $1,049,262)		1,049,262
TOTAL INVESTMENTS - 100.0% (Cost $18,562,810**)		25,362,478
NET OTHER ASSETS AND LIABILITIES - 0.0%		(10,735)
TOTAL NET ASSETS - 100.0%		$25,351,743

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $18,680.977.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

NorthRoad International Fund Portfolio of Investments (unaudited)
	Shares	Value (Note 2)
COMMON STOCKS - 93.7%
Australia - 1.7%
BHP Billiton Ltd., ADR	8,018	$ 538,970
Brazil - 2.3%
Petroleo Brasileiro S.A., ADR	38,159	730,745
China - 1.9%
Baidu Inc., ADR *	6,869	589,704
France - 12.1%
AXA S.A., ADR	26,887	501,442
Carrefour S.A., ADR	69,691	397,936
France Telecom S.A., ADR	38,771	413,687
Sanofi, ADR	17,770	948,029
Schneider Electric S.A., ADR	54,755	802,161
Total S.A., ADR	14,151	710,946
		3,774,201
Germany - 5.2%
Allianz SE, ADR	45,689	673,913
SAP AG, ADR	11,636	929,134
		1,603,047
Ireland - 2.1%
CRH PLC, ADR	30,016	645,644
Israel - 2.0%
Teva Pharmaceutical Industries Ltd., ADR	16,109	616,814
Italy - 2.6%
Eni SpA, ADR	16,840	805,120
Japan - 8.7%
Canon Inc., ADR	16,525	595,065
Mitsubishi UFJ Financial Group Inc., ADR	125,326	849,710
NTT DOCOMO Inc., ADR	34,005	563,463
Secom Co. Ltd., ADR	49,745	689,963
		2,698,201
Netherlands - 5.1%
Akzo Nobel N.V., ADR	38,646	790,311
Royal Dutch Shell PLC, ADR	11,684	794,161
		1,584,472
Sweden - 2.1%
Telefonaktiebolaget LM Ericsson, ADR	54,171	666,845
Switzerland - 21.5%
ABB Ltd., ADR	33,980	766,928
Credit Suisse Group AG, ADR	23,100	664,818
Givaudan S.A., ADR	31,996	823,897
Nestle S.A., ADR	13,907	990,596
Novartis AG, ADR	18,947	1,397,531
Roche Holding AG, ADR	18,185	1,135,108
Syngenta AG, ADR	10,389	888,259
		6,667,137
United Kingdom - 26.4%
Compass Group PLC, ADR	46,935	617,195
Diageo PLC, ADR	7,016	857,355
GlaxoSmithKline PLC, ADR	18,016	930,346
HSBC Holdings PLC, ADR	15,398	844,735
Imperial Tobacco Group PLC, ADR	10,609	763,954
Reed Elsevier PLC, ADR	15,105	704,195
Tesco PLC, ADR	48,496	847,710
Unilever PLC, ADR	24,322	1,053,629
Vodafone Group PLC, ADR	25,910	792,587
WPP PLC, ADR	9,436	778,848
		8,190,554
Total Common Stocks (Cost $25,360,684)		29,111,454
SHORT-TERM INVESTMENTS - 5.9%
State Street Institutional U.S. Government Money Market Fund	1,831,584	1,831,584
Total Short-Term Investments (Cost $1,831,584)		1,831,584
TOTAL INVESTMENTS - 99.6% (Cost $27,192,268**)		30,943,038
NET OTHER ASSETS AND LIABILITIES - 0.4%		120,951
TOTAL NET ASSETS - 100.0%		$31,063,989

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $27,203,616.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Consumer Discretionary	6.7%	Materials	11.9%
Consumer Staples	15.8%	Money Market Funds	5.9%
Energy	9.8%	Telecommunication Services	5.7%
Financials	11.4%
Health Care	16.2%	Net Other Assets and Liabilities	0.4%
Industrials	7.3%
Information Technology	8.9%

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

International Stock Fund Portfolio of Investments (unaudited)
	Shares	Value (Note 2)
COMMON STOCKS - 98.0%
Australia - 2.4%
Ansell Ltd.	28,085	$ 460,029
James Hardie Industries PLC	81,968	861,659
		1,321,688
Belgium - 3.4%
Anheuser-Busch InBev N.V.	19,862	1,889,863
Brazil - 1.1%
Anhanguera Educacional Participacoes S.A.	23,300	419,243
Estacio Participacoes S.A.	7,200	171,655
		590,898
Canada - 3.7%
MacDonald Dettwiler & Associates Ltd.	8,500	613,971
Potash Corp. of Saskatchewan Inc.	14,600	614,462
Rogers Communications Inc.	16,500	813,822
		2,042,255
Denmark - 0.9%
Carlsberg AS	5,434	504,419
Finland - 1.5%
Sampo	20,089	801,623
France - 8.3%
BNP Paribas S.A.	21,537	1,200,045
European Aeronautic Defence and Space Co. N.V.	9,371	494,942
Sanofi S.A.	13,098	1,435,497
Technip S.A.	5,647	606,101
Valeo S.A.	13,794	801,121
		4,537,706
Germany - 7.7%
Bayer AG	12,212	1,274,064
Bayerische Motoren Werke AG	7,864	725,473
Merck KGaA	6,219	946,777
SAP AG	11,439	908,546
ThyssenKrupp AG *	18,868	341,290
		4,196,150
Indonesia - 1.1%
Bank Mandiri Persero Tbk PT, ADR	57,900	626,825
Ireland - 0.9%
Ryanair Holdings PLC, ADR	11,600	502,744
Italy - 2.7%
Atlantia SpA	35,969	642,803
Eni SpA	34,325	820,910
		1,463,713
	Shares	Value (Note 2)
Japan - 18.6%
AEON Financial Service Co. Ltd.	23,300	$ 698,152
Asics Corp.	46,290	834,298
Canon Inc.	6,800	243,791
Daikin Industries Ltd.	11,600	465,261
Daito Trust Construction Co. Ltd.	5,050	489,019
Daiwa House Industry Co. Ltd.	28,000	632,467
Don Quijote Co. Ltd.	20,500	1,116,633
FANUC Corp.	2,200	331,743
Japan Tobacco Inc.	23,100	873,196
Komatsu Ltd.	28,600	780,093
LIXIL Group Corp.	35,300	792,652
Seven & I Holdings Co. Ltd.	23,300	893,902
Sumitomo Mitsui Financial Group Inc.	28,700	1,355,732
Yahoo! Japan Corp.	1,322	661,102
		10,168,041
Mexico - 0.6%
Genomma Lab Internacional S.A.B. de C.V. *	151,600	327,364
New Zealand - 0.7%
Telecom Corp. of New Zealand Ltd.	184,338	411,604
Norway - 0.8%
Petroleum Geo-Services ASA	30,336	444,006
Philippines - 1.4%
BDO Unibank Inc. *	160,030	356,529
LT Group Inc. *	664,000	392,012
		748,541
Russia - 1.4%
Sberbank of Russia	239,653	760,898
South Africa - 1.1%
Mediclinic International Ltd.	84,730	614,218
South Korea - 1.9%
Hyundai Mobis	2,244	509,398
Samsung Electronics Co. Ltd., GDR	768	530,688
		1,040,086
Spain - 2.9%
Mediaset Espana Comunicacion S.A. *	94,573	742,430
Red Electrica Corp. S.A.	15,514	825,215
		1,567,645
Sweden - 4.2%
Assa Abloy AB	21,272	847,132
Getinge AB	11,332	341,129
Swedbank AB	31,911	785,336
Volvo AB	24,794	343,158
		2,316,755
Switzerland - 6.9%
GAM Holding AG *	27,718	488,896
Glencore International PLC *	122,345	602,346
Novartis AG	27,874	2,070,015
Swatch Group AG/The	1,049	600,766
		3,762,023
	Shares	Value (Note 2)
Thailand - 1.0%
Krung Thai Bank PCL	677,900	$ 572,808
Turkey - 1.4%
KOC Holding AS	61,131	369,974
Turkcell Iletisim Hizmetleri AS *	61,398	380,152
		750,126
United Kingdom - 21.4%
BG Group PLC	25,541	430,266
British American Tobacco PLC	19,655	1,088,739
Direct Line Insurance Group PLC	171,039	538,009
Informa PLC	141,140	1,047,966
Lloyds Banking Group PLC *	765,495	646,028
Prudential PLC	70,707	1,213,651
Reed Elsevier PLC	56,051	654,742
Rexam PLC	141,443	1,134,804
Royal Dutch Shell PLC	38,752	1,319,483
Signet Jewelers Ltd.	9,596	653,775
Standard Chartered PLC	34,510	866,811
Taylor Wimpey PLC	282,516	408,127
Unilever PLC	40,469	1,751,350
		11,753,751
Total Common Stocks (Cost $41,090,171)		53,715,750
SHORT-TERM INVESTMENTS - 2.0%
United States - 2.0%
State Street Institutional U.S. Government Money Market Fund	1,069,847	1,069,847
Total Short-Term Investments (Cost $1,069,847)		1,069,847
TOTAL INVESTMENTS - 100.0% (Cost $42,160,018**)		54,785,597
NET OTHER ASSETS AND LIABILITIES - 0.0%		17,336
TOTAL NET ASSETS - 100.0%		$ 54,802,933

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $42,454,177.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/13
Consumer Discretionary	15.8%	Materials	6.5%
Consumer Staples	13.5%	Money Market Funds	2.0%
Energy	6.6%	Telecommunication Services	2.9%
Financials	22.0%
Health Care	13.6%	Utilities	1.5%
Industrials	10.2%	Net Other Assets and Liabilities	–
Information Technology	5.4%

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Statements of Assets and Liabilities as of April 30, 2013 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Cash Reserves Fund	Tax-Free Virginia Fund	Tax-Free National Fund	Government Bond Fund4	High Quality Bond Fund5
Assets:
Investments:
Investments at cost
Unaffiliated issuers	$ 36,279,100	$ 67,789,565	$ 24,711,927	$ 26,587,944	$ 23,070,328	$ 28,492,346	$ 5,140,409	$105,256,200
Affiliated issuers1	27,341,534	52,642,072	17,908,610	–	–	–	–	–
Net unrealized appreciation (depreciation)
Unaffiliated issuers	1,322,920	4,819,278	2,532,317	–	1,425,278	2,149,313	147,284	2,332,599
Affiliated issuers1	4,010,314	13,652,176	6,160,292	–	–	–	–	–
Total investments at value	68,953,868	$138,903,091	51,313,146	26,587,944	24,495,606	30,641,659	5,287,693	107,588,799
Cash	–	–	–	–	128,421	32,056	–	–
Receivables:
Investments sold	742,617	1,059,100	836,311	–	–	–	–	–
Fund shares sold	120,106	49,123	42,319	468,103	15,050	–	2,850	203,670
Dividends and interest	117,266	158,900	25,566	46,793	288,667	387,806	26,815	831,292
Due from Adviser	–	–	–	11,002	–	–	443	–
Total assets	69,933,857	140,170,214	52,217,342	27,113,842	24,927,744	31,061,521	5,317,801	108,623,761
Liabilities:
Payables:
Investments purchased	583,806	1,782,134	784,628	–	–	–	–	–
Fund shares repurchased	14,468	43,436	4,785	814	188	18,433	177	46,334
Advisory agreement fees	11,204	22,424	8,312	7,565	10,222	12,764	1,773	26,986
Service agreement fees	14,004	28,030	10,390	2,050	2,149	2,682	329	5,125
Distribution fees - Class B	6,746	19,560	7,030	501	–	–	–	–
Distribution fees - Class C	8,211	3,521	1,039	–	–	–	–	–
Shareholder servicing fees	14,004	28,030	10,390	3,275	5,006	6,252	779	11,966
Accrued expenses and other payables	–	–	–	–	2,875	22,749	126	–
Total liabilities	652,443	1,927,135	826,574	14,205	20,440	62,880	3,184	90,411
Net Assets	$ 69,281,414	$138,243,079	$ 51,390,768	$ 27,099,637	$ 24,907,304	$ 30,998,641	$ 5,314,617	$108,533,350
Net Assets consist of:
Paid-in capital	$ 66,118,314	$131,445,583	$ 47,566,162	$ 27,099,643	$ 23,046,537	$ 28,537,613	$ 5,152,297	$105,651,344
Accumulated undistributed net investment income (loss)	(485,194)	(270,946)	(173,336)	–	3,019	4,065	(838)	102,702
Accumulated net realized gain (loss) on investments sold and foreign currency related transactions	(1,684,940)	(11,403,012)	(4,694,667)	(6)	432,470	307,650	15,874	446,705
Net unrealized appreciation (depreciation) of investments (including appreciation (depreciation) of foreign currency related transactions	5,333,234	18,471,454	8,692,609	–	1,425,278	2,149,313	147,284	2,332,599
Net Assets	$ 69,281,414	$138,243,079	$ 51,390,768	$ 27,099,637	$ 24,907,304	$ 30,998,641	$ 5,314,617	$108,533,350
Class A Shares:
Net Assets	$ 44,397,471	$100,322,285	$ 38,114,678	$ 26,287,203
Shares of beneficial interest outstanding	4,151,484	9,129,823	3,487,799	26,289,507
Net Asset Value and redemption price per share	$10.69	$10.99	$10.93	$1.00
Sales charge of offering price2	0.65	0.67	0.67	–
Maximum offering price per share	$ 11.34	$ 11.66	$ 11.60	$ 1.00
Class B Shares:
Net Assets	$ 11,159,804	$ 32,110,630	$ 11,538,046	$ 812,434
Shares of beneficial interest outstanding	1,039,928	2,928,679	1,064,066	815,247
Net Asset Value and redemption price per share3	$ 10.73	$ 10.96	$ 10.84	$ 1.00
Class C Shares:
Net Assets	$ 13,724,139	$ 5,810,164	$ 1,738,044
Shares of beneficial interest outstanding	1,278,192	529,578	160,165
Net Asset Value and redemption price per share3	$ 10.74	$ 10.97	$ 10.85
Class Y Shares:
Net Assets					$ 24,907,304	$ 30,998,641	$ 5,314,617	$108,533,350
Shares of beneficial interest outstanding					2,057,034	2,731,338	492,872	9,694,615
Net Asset Value and redemption price per share3					$ 12.11	$ 11.35	$ 10.78	$ 11.20

1 See Note 11 for information on affiliated issuers.
2 Sales charge of offering price is 5.75% for the Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds.
3 If applicable, redemption price per share may be reduced by a contingent deferred sales charge.
4 Prior to the close of business on April 19, 2013, the fund was known as the Government Fund. See Note 12.
5 Prior to the close of business on April 19, 2013, the fund was known as the Institutional Bond Fund. See Note 12.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Statements of Assets and Liabilities as of April 30, 2013 (unaudited)

	Core Bond Fund1	Corporate Bond Fund2	High Income Fund	Diversified Income Fund	Dividend Income Fund	Equity Income Fund	Large Cap Value Fund	Disciplined Equity Fund
Assets:
Investments:
Investments at cost
Unaffiliated issuers	$114,017,111	$ 19,060,325	$ 51,110,947	$ 95,045,971	$ 12,785,189	$ 60,029,577	$131,340,893	$173,159,110
Net unrealized appreciation (depreciation)
Unaffiliated issuers	11,982,826	892,528	3,908,960	19,910,857	3,108,434	(3,345,594)	37,766,925	23,383,541
Total investments at value	125,999,937	19,952,853	55,019,907	114,956,828	15,893,623	56,683,983	169,107,818	196,542,651
Receivables:
Investments sold	–	–	–	537,743	113,524	4,087,670	1,017,721	–
Fund shares sold	191,883	11	910	–	70,274	86,790	33,003	137,252
Dividends and interest	1,164,068	182,448	1,017,905	539,054	17,135	63,636	175,686	236,368
Due from Adviser	–	–	–	–	1,927	–	–	23,404
Other assets	–	–	–	11,935	1,524	–	12,193	27,244
Total assets	127,355,888	20,135,312	56,038,722	116,045,560	16,098,007	60,922,079	170,346,421	196,966,919
Liabilities:
Payables:
Investments purchased	1,747,673	199,734	250,000	449,402	–	2,946,602	426,855	–
Fund shares repurchased	300,792	143	4,231	117,082	–	83,309	80,374	22,043
Advisory agreement fees	50,396	6,527	25,437	60,758	9,636	41,194	75,842	118,955
Service agreement fees	14,475	1,227	9,250	18,695	1,372	7,258	49,642	16,511
Distribution fees - Class B	3,615	–	1,705	8,649	–	–	3,364	–
Distribution fees - Class C	–	–	–	1,665	–	541	–	–
Shareholder servicing fees	11,937	2,853	6,461	26,829	3,124	1,555	13,812	38,150
Accrued expenses and other payables	29,973	33,144	167,205	1,602	–	–	–	–
Options written, at value (premium received $1,494,748) (Note 6)	–	–	–	–	–	1,625,672	–	–
Total liabilities	2,158,861	243,628	464,289	684,682	14,132	4,706,131	649,889	195,659
Net Assets	$125,197,027	$ 19,891,684	$ 55,574,433	$115,360,878	$ 16,083,875	$ 56,215,948	$169,696,532	$196,771,260
Net Assets consist of:
Paid-in capital	$113,068,925	$ 19,006,541	$ 50,071,796	$104,224,105	$ 12,846,426	$ 56,233,106	$143,785,789	$160,374,355
Accumulated undistributed net investment income	25,503	1,778	14,841	(12,360)	8,890	(1,251,892)	746,424	618,068
Accumulated net realized gain (loss) on investments sold and foreign currency related transactions	119,773	(9,163)	1,578,836	(8,761,724)	120,125	4,711,252	(12,602,606)	12,395,296
Net unrealized appreciation (depreciation) of investments (including appreciation (depreciation) of foreign currency related transactions	11,982,826	892,528	3,908,960	19,910,857	3,108,434	(3,476,518)	37,766,925	23,383,541
Net Assets	$125,197,027	$ 19,891,684	$ 55,574,433	$115,360,878	$ 16,083,875	$ 56,215,948	$169,696,532	$196,771,260
Class A Shares:
Net Assets	$ 46,132,661		$ 29,017,744	$ 98,251,265		$ 6,831,208	$ 62,446,127
Shares of beneficial interest outstanding	4,364,473		3,994,240	7,265,317		696,707	4,021,572
Net Asset Value and redemption price per share	$10.57		$7.26	$13.52		$9.80	$15.53
Sales charge of offering price3	0.50		0.34	0.82		0.60	0.95
Maximum offering price per share	$ 11.07		$ 7.60	$ 14.34		$ 10.40	$ 16.48
Class B Shares:
Net Assets	$ 5,828,912		$ 2,764,243	$ 14,240,208			$ 5,466,872
Shares of beneficial interest outstanding	551,260		372,915	1,046,804			357,020
Net Asset Value and redemption price per share4	$ 10.57		$ 7.41	$ 13.60			$ 15.31
Class C Shares:
Net Assets				$ 2,869,405		$ 955,676
Shares of beneficial interest outstanding				211,024		98,051
Net Asset Value and redemption price per share4				$ 13.60		$ 9.75
Class Y Shares:
Net Assets	$ 73,225,158	$ 19,891,684	$ 23,792,446		$ 16,083,875	$ 48,319,753	$101,783,533	$193,612,425
Shares of beneficial interest outstanding	6,943,871	1,701,850	3,303,659		785,541	4,891,052	6,555,477	12,968,738
Net Asset Value and redemption price per share4	$ 10.55	$ 11.69	$ 7.20		$ 20.47	$ 9.88	$ 15.53	$ 14.93
Class R6 Shares5:
Net Assets	$ 10,296					$ 109,311		$ 3,158,835
Shares of beneficial interest outstanding	976					11,060		211,549
Net Asset Value and redemption price per share4	$ 10.55					$ 9.88		$ 14.93

1 Prior to February 28, 2013, the fund was known as the Bond Fund.
2 Prior to the close of business on April 19, 2013, the fund was known as the Investment Grade Corporate Bond Fund. See Note 12.
3 Sales charge of offering price is 4.50% for the Core Bond and High Income Funds and 5.75% for the Diversified Income Fund, Equity Income and Large Cap Value Funds.
4 If applicable, redemption price per share may be reduced by a contingent deferred sales charge.
5 The Core Bond Class R6 shares commenced investment operations at the close of business on April 19, 2013. See Note 12.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Statements of Assets and Liabilities as of April 30, 2013 (unaudited)

	Investors Fund	Large Cap Growth Fund	Mid Cap Fund	Small Cap Fund	NorthRoad International Fund	International Stock Fund
Assets:
Investments:
Investments at cost
Unaffiliated issuers	$ 34,120,837	$ 99,664,430	$246,744,948	$ 18,562,810	$ 27,192,268	$ 42,160,018
Net unrealized appreciation (depreciation)
Unaffiliated issuers	8,146,739	22,802,939	87,457,492	6,799,668	3,750,770	12,625,579
Total investments at value	42,267,576	122,467,369	334,202,440	25,362,478	30,943,038	54,785,597
Foreign currency (cost of $62,614)(Note 2)	–	–	–	–	–	63,116
Receivables:
Investments sold	–	–	–	75,056	–	351,793
Fund shares sold	4,472	9,381	366,958	58,095	9,871	123,458
Dividends and interest	41,991	46,974	64,155	14,560	118,145	302,181
Due from Adviser	5,074	–	–	–	–	–
Other assets	5,635	1,472	–	–	22,507	156,026
Total assets	42,324,748	122,525,196	334,633,553	25,510,189	31,093,561	55,782,171
Liabilities:
Bank overdrafts	–	–	4,837	–	–	–
Payables:
Investments purchased	–	–	–	131,571	–	810,383
Fund shares repurchased	3,190	183,865	605,606	–	1,498	82,252
Advisory agreement fees	25,371	74,209	204,613	20,459	19,532	46,265
Service agreement fees	3,587	19,789	64,560	5,114	2,599	13,218
Distribution fees - Class B	–	3,286	3,558	230	–	1,871
Shareholder servicing fees	8,253	12,101	54,849	1,072	5,943	5,300
Accrued expenses and other payables	–	–	–	–	–	19,949
Total liabilities	40,401	293,250	938,023	158,446	29,572	979,238
Net Assets	$ 42,284,347	$122,231,946	$333,695,530	$ 25,351,743	$ 31,063,989	$ 54,802,933
Net Assets consist of:
Paid-in capital	$ 34,107,719	$ 95,997,453	$244,712,911	$ 19,554,550	$ 26,815,234	$ 55,711,042
Accumulated undistributed net investment income (loss)	90,376	68,522	(51,941)	20,205	246,185	411,425
Accumulated net realized gain (loss) on investments sold and foreign currency related transactions	(60,487)	3,363,032	1,577,068	(1,022,680)	251,800	(13,937,888)
Net unrealized appreciation (depreciation) of investments (including appreciation (depreciation) of foreign currency related transactions	8,146,739	22,802,939	87,457,492	6,799,668	3,750,770	12,618,354
Net Assets	$ 42,284,347	$122,231,946	$333,695,530	$ 25,351,743	$ 31,063,989	$ 54,802,933
Class A Shares3:
Net Assets		$ 54,303,164	$ 52,540,572	$ 5,256,722		$ 22,927,887
Shares of beneficial interest outstanding		2,868,125	6,065,925	406,438		1,881,165
Net Asset Value and redemption price per share		$18.93	$8.66	$12.93		$12.19
Sales charge of offering price1		1.15	0.53	0.79		0.74
Maximum offering price per share		$ 20.08	$ 9.19	$ 13.72		$ 12.93
Class B Shares3:
Net Assets		$ 5,379,574	$ 5,803,914	$ 384,170		$ 3,072,805
Shares of beneficial interest outstanding		313,411	739,998	30,598		256,849
Net Asset Value and redemption price per share2		$ 17.16	$ 7.84	$ 12.56		$ 11.96
Class Y Shares:
Net Assets	$ 42,284,347	$ 62,549,208	$269,769,056	$ 19,710,851	$ 31,052,391	$ 28,802,241
Shares of beneficial interest outstanding	2,018,740	3,280,242	30,604,640	1,524,763	2,751,609	2,363,188
Net Asset Value and redemption price per share2	$ 20.95	$ 19.07	$ 8.81	$ 12.93	$ 11.29	$ 12.19
Class R6 Shares:
Net Assets			$ 5,581,988		$ 11,598
Shares of beneficial interest outstanding			633,211		1,027
Net Asset Value and redemption price per share2			$ 8.82		$ 11.29

1 Sales charge of offering price is 5.75% for the Large Cap Growth, Mid Cap, Small Cap Fund and International Stock Funds.
2 If applicable, redemption price per share may be reduced by a contingent deferred sales charge.
3 For accounting purposes, the Mid Cap Fund Class A and B are treated as having commenced investment operations at the close of business on April 19, 2013. See Note 12.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Statements of Operations

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Cash Reserves Fund	Tax-Free Virginia Fund	Tax-Free National Fund
	Six-Months Ended April 30, 2013 (unaudited)	Six-Months Ended April 30, 2013 (unaudited)	Six-Months Ended April 30, 2013 (unaudited)	Six-Months Ended April 30, 2013 (unaudited)	Period Ended April 30, 2013 (unaudited)1	Period Ended April 30, 2013 (unaudited)1
Investment Income:
Interest	$ 89	$ 140	$ 75	$ 8,040	$ 535,551	$ 684,992
Dividends
Unaffiliated issuers	684,602	1,150,325	372,493	–	–	–
Affiliated issuers2	417,095	818,202	252,691	–	–	–
Total investment income	1,101,786	1,968,667	625,259	8,040	535,551	684,992
Expenses:
Advisory agreement fees	63,937	130,478	47,241	26,675	74,329	90,501
Service agreement fees3	79,921	163,098	59,052	10,003	52,031	63,351
Distribution fees - Class B	37,746	114,350	41,637	3,012	–	–
Distribution fees - Class C	43,845	19,930	4,895	–	–	–
Shareholder servicing fees - Class A	52,723	118,337	43,541	–	–	–
Shareholder servicing fees - Class B	12,582	38,117	13,879	–	–	–
Shareholder servicing fees - Class C	14,615	6,643	1,632	–	–	–
Other Expenses	2	–	–	–	–	–
Total expenses before reimbursement/waiver	305,371	590,953	211,877	39,690	126,360	153,852
Less reimbursement/waiver4	–	–	–	(31,650)	–	–
Total expenses net of reimbursement/waiver	305,371	590,953	211,877	8,040	126,360	153,852
Net Investment Income	796,415	1,377,714	413,382	–	409,191	531,140
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	349,216	845,528	220,143	–	432,470	307,650
Affiliated issuers2	151,116	1,162,280	439,513	–	–	–
Capital gain distributions received from underlying funds
Unaffiliated issuers	398,942	449,506	96,541	–	–	–
Affiliated issuers2	334,770	870,961	382,394	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	307,169	2,817,885	1,800,883	–	(543,295)	(339,328)
Affiliated issuers2	928,598	3,441,976	1,812,752	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments	2,469,811	9,588,136	4,752,226	–	(110,825)	(31,678)
Net Increase in Net Assets from Operations	$ 3,266,226	$ 10,965,850	$ 5,165,608	$ –	$ 298,366	$ 499,462

1 Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 7 months of information. See Note 12.
2 See Note 11 for information on affiliated issuers.
3 See Note 3 for information on service agreement fees.
4 See Note 3 for more information on these waivers.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Statements of Operations

	Government Bond Fund1		High Quality Bond Fund2		Core Bond Fund3	Corporate Bond Fund4
	Period Ended April 30, 2013 (unaudited)5	Year Ended December 31, 2012	Period Ended April 30, 2013 (unaudited)5	Year Ended December 31, 2012	Six Months Ended April 30, 2013 (unaudited)	Period Ended April 30, 2013 (unaudited)5	Year Ended December 31, 2012
Investment Income:
Interest	$ 32,806	$ 113,639	$ 563,565	$ 1,800,126	$ 2,047,716	$ 174,804	$ 512,098
Total investment income	32,806	113,639	563,565	1,800,126	2,047,716	174,804	512,098
Expenses:
Advisory agreement fees	7,459	22,795	108,438	329,901	297,310	25,933	75,349
Service agreement fees6	4,662	15,023	68,677	208,937	89,192	16,208	51,536
Distribution fees - Class B	–	–	–	–	22,409	–	–
Shareholder servicing fees - Class A	–	–	–	–	57,019	–	–
Shareholder servicing fees - Class B	–	–	–	–	7,470	–	–
Other Expenses	–	–	–	–	15	–	–
Total expenses before reimbursement/waiver	12,121	37,818	177,115	538,838	473,415	42,141	126,885
Less reimbursement/waiver	(1,865)	(3,112)	–	–	–	–	–
Total expenses net of reimbursement	10,256	34,706	177,115	538,838	473,415	42,141	126,885
Net Investment Income	22,550	78,933	386,450	1,261,288	1,574,301	132,663	385,213
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	16,535	11,280	446,797	667,181	294,904	(9,158)	47,118
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	(25,967)	(9,925)	(432,611)	264,756	(1,409,744)	71,266	606,580
Net Realized and Unrealized Gain (Loss) on Investments	(9,432)	1,355	14,186	931,937	(1,114,840)	62,108	653,698
Net Increase in Net Assets from Operations	$ 13,118	$ 80,288	$ 400,636	$ 2,193,225	$ 459,461	$ 194,771	$ 1,038,911

1 Prior to the close of business on April 19, 2013, the fund was known as the Government Fund. See Note 12.
2 Prior to the close of business on April 19, 2013, the fund was known as the Institutional Bond Fund. See Note 12.
3 Prior to February 28, 2013, the fund was known as the Bond Fund.
4 Prior to the close of business on April 19, 2013, the fund was known as the Investment Grade Corporate Bond Fund. See Note 12.
5 Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 4 months of information. See Note 12.
6 See Note 3 for information on service agreement fees.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Statements of Operations

	High Income Fund	Diversified Income Fund	Dividend Income Fund		Equity Income Fund	Large Cap Value Fund
	Six-Months Ended April 30, 2013 (unaudited)	Six-Months Ended April 30, 2013 (unaudited)	Period Ended April 30, 2013 (unaudited)1	Year Ended December 31, 2012	Six Months Ended April 30, 2013 (unaudited)	Six Months Ended April 30, 2013 (unaudited)
Investment Income:
Interest	$ 2,331,167	$ 674,057	$ 22	$ 18,594	$ 4,490	$ 963
Dividends
Unaffiliated issuers	–	911,918	127,483	361,831	443,525	2,062,754
Less: Foreign taxes withheld	–	(11,746)	(2,503)	–	(6,929)	(25,478)
Total investment income	2,331,167	1,574,229	125,002	380,425	441,086	2,038,239
Expenses:
Advisory agreement fees	187,009	345,333	36,232	93,769	335,856	430,021
Service agreement fees2	68,003	106,256	16,908	52,444	59,201	281,468
Distribution fees - Class B	10,532	51,627	–	–	–	20,688
Distribution fees - Class C	–	6,778	–	–	2,702	–
Shareholder servicing fees - Class A	34,901	113,352	–	–	8,040	73,162
Shareholder servicing fees - Class B	3,511	17,209	–	–	–	6,896
Shareholder servicing fees - Class C	–	2,259	–	–	901	–
Other Expenses	89	–	28	–	–	–
Total expenses before reimbursement/waiver	304,045	642,814	53,168	146,213	406,700	812,235
Less reimbursement/waiver	–	–	(7,246)	(10,069)	–	–
Total expenses net of reimbursement/waiver	304,045	642,814	45,922	136,144	406,700	812,235
Net Investment Income	2,027,122	931,415	79,080	244,281	34,386	1,226,004
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments (including net realized gain (loss) on foreign currency related transactions)
Options	–	–	–	–	3,315,071	–
Unaffiliated issuers	1,894,052	807,930	144,637	235,265	1,396,217	3,216,255
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options	–	–	–	–	(805,259)	–
Unaffiliated issuers	(575,851)	7,421,013	1,782,107	781,331	836,352	14,571,712
Net Realized and Unrealized Gain on Investments and Option Transactions	1,318,201	8,228,943	1,926,744	1,016,596	4,742,381	17,787,967
Net Increase in Net Assets from Operations	$ 3,345,323	$ 9,160,358	$ 2,005,824	$ 1,260,877	$ 4,776,767	$ 19,013,971

	Disciplined Equity Fund		Investors Fund		Large Cap Growth Fund
	Period Ended April 30, 2013 (unaudited)1	Year Ended December 31, 2012	Period Ended April 30, 2013 (unaudited)1	Year Ended December 31, 2012	Six-Months Ended April 30, 2013 (unaudited)
Investment Income:
Interest	$ 1,176	$ 863	$ 353	$ 215	$ 490
Dividends
Unaffiliated issuers	1,193,925	3,275,761	216,576	620,934	1,095,248
Less: Foreign taxes withheld	(41,386)	–	(5,144)	–	(1,602)
Total investment income	1,153,715	3,276,624	211,785	621,149	1,094,136
Expenses:
Advisory agreement fees	424,074	1,164,725	95,849	270,608	444,788
Service agreement fees2	194,472	444,751	44,730	106,553	118,610
Distribution fees - Class B	–	–	–	–	20,402
Shareholder servicing fees - Class A	–	–	–	–	63,963
Shareholder servicing fees - Class B	–	–	–	–	6,801
Other Expenses	357	–	–	–	683
Total expenses before reimbursement/waiver	618,903	1,609,476	140,579	377,161	655,247
Less reimbursement/waiver	(83,256)	(130,332)	(19,170)	(27,216)	–
Total expenses net of reimbursement	535,647	1,479,144	121,409	349,945	655,247
Net Investment Income	618,068	1,797,480	90,376	271,204	438,889
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	12,452,202	7,145,805	1,250,222	2,058,621	6,995,581
Net change in unrealized appreciation on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	6,433,362	9,954,955	3,238,542	2,486,753	4,652,382
Net Realized and Unrealized Gain on Investments and Option Transactions	18,885,564	17,100,760	4,488,764	4,545,374	11,647,963
Net Increase in Net Assets from Operations	$ 19,503,632	$ 18,898,240	$ 4,579,140	$ 4,816,578	$ 12,086,852

1 Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 4 months of information. See Note 12.
2 See Note 3 for information on service agreement fees.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Statements of Operations

	Mid Cap Fund		Small Cap Fund	NorthRoad International Fund		International Stock Fund
	Period Ended April 30, 2013 (unaudited)1	Year Ended December 31, 2012	Six-Months Ended April 30, 2013 (unaudited)	Period Ended April 30, 2013 (unaudited)1	Year Ended December 31, 2012	Six-Months Ended April 30, 2013 (unaudited)
Investment Income:
Interest	$ 1,910	$ 1,390	$ 109	$ 43	$ 151	$ 248
Dividends
Unaffiliated issuers	706,495	2,118,139	221,758	396,302	736,721	901,891
Less: Foreign taxes withheld	(14,349)	–	–	(36,192)	–	(73,567)
Total investment income	694,056	2,119,529	221,867	360,153	736,872	828,572
Expenses:
Advisory agreement fees	487,829	1,326,185	106,776	77,837	190,018	272,217
Service agreement fees2	253,550	787,027	26,694	34,042	83,107	77,776
Distribution fees - Class B	1,057	–	1,279	–	–	11,739
Shareholder servicing fees - Class A	3,208	–	5,470	–	–	27,328
Shareholder servicing fees - Class B	353	–	426	–	–	3,913
Other Expenses	–	–	–	2,089	–	134
Total expenses before reimbursement/waiver	745,997	2,113,212	140,645	113,968	273,125	393,107
Total expenses net of reimbursement/waiver	745,997	2,113,212	140,645	113,968	273,125	393,107
Net Investment Income (Loss)	(51,941)	6,317	81,222	246,185	463,747	435,465
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	8,177,695	10,532,602	1,876,145	318,024	(65,728)	1,135,757
Net change in unrealized appreciation on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	16,822,240	14,509,191	1,149,030	1,887,285	2,035,365	5,292,518
Net Realized and Unrealized Gain on Investments and Option Transactions	24,999,935	25,041,793	3,025,175	2,205,309	1,969,637	6,428,275
Net Increase in Net Assets from Operations	$ 24,947,994	$ 25,048,110	$ 3,106,397	$ 2,451,494	$ 2,433,384	$ 6,863,740

1 Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 4 months of information. See Note 12.
2 See Note 3 for information on service agreement fees.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Cash Reserves Fund
	Six-Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Six-Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Six-Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Six-Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012
Net Assets at beginning of period	$ 62,239,358	$ 49,342,098	$128,028,167	$115,188,206	$ 45,166,984	$ 40,992,945	$ 12,479,952	$ 13,898,862
Increase (decrease) in net assets from operations:
Net investment income	796,415	1,159,543	1,377,714	1,992,858	413,382	438,357	–	–
Net realized gain (loss)	1,234,044	687,487	3,328,275	1,923,456	1,138,591	1,077,419	–	(1)
Net change in unrealized appreciation (depreciation)	1,235,767	2,098,441	6,259,861	5,771,328	3,613,635	2,011,473	–	–
Net increase (decrease) in net assets from operations	3,266,226	3,945,471	10,965,850	9,687,642	5,165,608	3,527,249	–	(1)
Distributions to shareholders from:
Net investment income
Class A	(1,102,896)	(954,164)	(2,245,469)	(1,916,288)	(695,513)	(403,523)	–	–
Class B	(184,962)	(157,672)	(508,352)	(418,284)	(148,698)	(76,406)	–	–
Class C	(214,044)	(132,926)	(87,019)	(65,044)	(15,231)	(6,635)
Total distributions	(1,501,902)	(1,244,762)	(2,840,840)	(2,399,616)	(859,442)	(486,564)	–	–
Capital Stock transactions:
Class A Shares
Shares sold	3,953,453	9,208,301	6,847,304	15,558,035	3,757,609	5,399,683	18,731,671	6,411,177
Issued to shareholders in reinvestment of distributions	1,093,173	947,278	2,228,353	1,901,340	693,978	402,976	–	–
Shares redeemed	(3,649,837)	(5,428,325)	(7,511,838)	(14,146,049)	(2,758,531)	(4,959,514)	(4,098,262)	(7,054,867)
Net increase (decrease) from capital stock transactions	1,396,789	4,727,254	1,563,819	3,313,326	1,693,056	843,145	14,633,409	(643,690)
Class B Shares
Shares sold	1,877,156	2,312,706	2,480,718	5,277,522	527,895	1,782,472	384,415	130,529
Issued to shareholders in reinvestment of distributions	184,441	156,562	506,855	417,419	148,453	76,278	–	–
Shares redeemed	(728,226)	(1,577,184)	(2,669,801)	(4,485,480)	(961,990)	(1,767,198)	(398,139)	(905,748)
Net increase (decrease) from capital stock transactions	1,333,371	892,084	317,772	1,209,461	(285,642)	91,552	(13,724)	(775,219)
Class C Shares
Shares sold	3,348,270	5,980,421	1,009,446	1,746,641	548,487	341,846
Issued to shareholders in reinvestment of distributions	212,560	132,711	81,665	60,111	14,082	6,493
Shares redeemed	(1,013,258)	(1,535,919)	(882,800)	(777,604)	(52,365)	(149,682)
Net increase (decrease) from capital stock transactions	2,547,572	4,577,213	208,311	1,029,148	510,204	198,657
Total net increase from capital stock transactions	5,277,732	10,196,551	2,089,902	5,551,935	1,917,618	1,133,354	14,619,685	(1,418,909)
Total increase (decrease) in net assets	7,042,056	12,897,260	10,214,912	12,839,961	6,223,784	4,174,039	14,619,685	(1,418,910)
Net Assets at end of period	$ 69,281,414	$ 62,239,358	$138,243,079	$128,028,167	$ 51,390,768	$ 45,166,984	$ 27,099,637	$ 12,479,952
Undistributed net investment income (loss)	$ (485,194)	$ (220,293)	$ (270,946)	$ 1,192,180	$ (173,336)	$ 272,724	$ –	$ –
Capital Share transactions:
Class A Shares
Shares sold	376,341	908,810	646,717	1,565,188	360,251	561,746	18,731,671	6,411,177
Issued to shareholders in reinvestment of distributions	105,392	94,012	217,188	199,093	69,537	43,802	–	–
Shares redeemed	(348,461)	(533,812)	(713,007)	(1,425,270)	(267,739)	(517,860)	(4,098,262)	(7,054,867)
Net increase (decrease) in shares outstanding	133,272	469,010	150,898	339,011	162,049	87,688	14,633,409	(643,690)
Class B Shares
Shares sold	177,747	228,183	234,662	531,188	51,439	186,372	384,415	130,529
Issued to shareholders in reinvestment of distributions	17,661	15,602	49,401	43,709	14,950	8,336	–	–
Shares redeemed	(69,141)	(155,144)	(253,131)	(452,791)	(92,584)	(184,748)	(398,138)	(905,748)
Net increase (decrease) in shares outstanding	126,267	88,641	30,932	122,106	(26,195)	9,960	(13,723)	(775,219)
Class C Shares
Shares sold	317,030	588,367	95,306	175,970	53,004	36,346
Issued to shareholders in reinvestment of distributions	20,349	13,167	7,952	6,288	1,417	710
Shares redeemed	(96,290)	(152,123)	(83,829)	(77,919)	(5,212)	(15,752)
Net increase (decrease) in shares outstanding	241,089	449,411	19,429	104,339	49,209	21,304

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Statements of Changes in Net Assets

	Tax-Free Virginia Fund			Tax-Free National Fund			Government Bond Fund1
	Period Ended April 30, 2013 (unaudited)2	Six-Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Period Ended April 30, 2013 (unaudited)2	Six-Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	Period Ended April 30, 2013 (unaudited)3	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Assets at beginning of period	$ 24,733,052	$ 26,117,230	$ 25,008,718	$ 30,985,321	$ 31,526,202	$ 31,318,612	$ 6,123,246	$ 5,328,364	$ 5,047,549
Increase (decrease) in net assets from operations:
Net investment income	54,925	354,266	732,285	73,758	457,382	938,373	22,550	78,933	93,158
Net realized gain (loss)	158,871	273,599	182,600	119,547	188,103	211,524	16,535	11,280	47,196
Net change in unrealized appreciation (depreciation)	73,152	(616,447)	518,009	169,836	(509,164)	982,635	(25,967)	(9,925)	44,311
Net increase in net assets from operations	286,948	11,418	1,432,894	363,141	136,321	2,132,532	13,118	80,288	184,665
Distributions to shareholders from:
Net investment income
Class Y	(59,942)	(346,230)	(732,285)	(80,433)	(446,642)	(938,373)	(23,388)	(78,933)	(93,158)
Net realized gains
Class Y	–	(182,600)	(17,310)	–	(209,589)	(108,328)	–	(14,284)	(44,407)
Total distributions	(59,942)	(528,830)	(749,595)	(80,433)	(656,231)	(1,046,701)	(23,388)	(93,217)	(137,565)
Capital Stock transactions:
Class Y Shares
Shares sold	35,620	397,529	1,789,012	167,142	1,475,838	2,201,412	281,747	2,333,762	2,417,691
Issued to shareholders in reinvestment of distributions	57,067	504,917	710,910	57,684	491,862	779,789	22,868	90,774	133,374
Shares redeemed	(145,441)	(1,769,212)	(2,074,709)	(494,214)	(1,988,671)	(3,859,442)	(1,102,974)	(1,616,725)	(2,317,350)
Net increase (decrease) from capital stock transactions	(52,754)	(866,766)	425,213	(269,388)	(20,971)	(878,241)	(798,359)	807,811	233,715
Total net increase from capital stock transactions	(52,754)	(866,766)	425,213	(269,388)	(20,971)	(878,241)	(798,359)	807,811	233,715
Total increase (decrease) in net assets	174,252	(1,384,178)	1,108,512	13,320	(540,881)	207,590	(808,629)	794,882	280,815
Net Assets at end of period	$ 24,907,304	$ 24,733,052	$ 26,117,230	$ 30,998,641	$ 30,985,321	$ 31,526,202	$ 5,314,617	$ 6,123,246	$ 5,328,364
Undistributed net investment income (loss)	$ 3,019	$ 8,036	$ –	$ 4,065	$ 10,740	$ –	$ (838)	$ –	$ –
Capital Share transactions:
Class Y Shares
Shares sold	2,941	32,499	147,504	14,759	130,178	195,306	26,147	215,243	223,668
Issued to shareholders in reinvestment of distributions	4,713	41,640	58,811	5,082	43,247	69,345	2,124	8,377	12,353
Shares redeemed	(12,016)	(145,724)	(171,359)	(43,654)	(174,277)	(342,824)	(102,381)	(149,294)	(214,360)
Net increase (decrease) in shares outstanding	(4,362)	(71,585)	34,956	(23,813)	(852)	(78,173)	(74,110)	74,326	21,661

1 Prior to the close of business on April 19, 2013, the fund was known as the Government Fund. See Note 12.
2 Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 1 month of information. See Note 12.
3 Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 4 months of information. See Note 12.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Statements of Changes in Net Assets

	High Quality Bond Fund1			Core Bond Fund2		Corporate Bond Fund3
	Period Ended April 30, 2013 (unaudited)4	Year Ended December 31, 2012	Year Ended December 31, 2011	Six-Months Ended April 30, 2013 (unaudited)5	Year Ended October 31, 2012	Period Ended April 30, 2013 (unaudited)4, 5	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Assets at beginning of period	$109,693,730	$104,848,636	$ 52,387,782	$126,245,592	$194,577,898	$ 19,812,541	$ 17,550,454	$ 1,069,104
Increase (decrease) in net assets from operations:
Net investment income	386,450	1,261,288	1,034,945	1,574,301	3,795,054	132,663	385,213	68,187
Net realized gain (loss)	446,797	667,181	(52,876)	294,904	3,140,346	(9,158)	47,118	20,796
Net change in unrealized appreciation (depreciation)	(432,611)	264,756	1,255,427	(1,409,744)	(1,952,463)	71,266	606,580	147,554
Net increase in net assets from operations	400,636	2,193,225	2,237,496	459,461	4,982,937	194,771	1,038,911	236,537
Distributions to shareholders from:
Net investment income
Class A	–	–	–	(573,491)	(1,068,087)	–	–	–
Class B	–	–	–	(52,907)	(95,578)	–	–	–
Class Y	(283,748)	(1,261,288)	(1,034,945)	(937,359)	(2,676,061)	(130,885)	(385,213)	(68,187)
Class R6	–	–	–	(6)	–	–	–	–
Net realized gains
Class Y	(228,548)	(385,849)	(59,296)	–	–	(38,809)	(8,314)	(23,110)
Total distributions	(512,296)	(1,647,137)	(1,094,241)	(1,563,763)	(3,839,726)	(169,694)	(393,527)	(91,297)
Capital Stock transactions:
Class A Shares
Shares sold				4,790,135	7,560,580
Issued to shareholders in reinvestment of distributions				542,598	1,004,430
Shares redeemed				(4,459,716)	(6,971,049)
Net increase (decrease) from capital stock transactions				873,017	1,593,961
Class B Shares
Shares sold				727,438	2,278,896
Issued to shareholders in reinvestment of distributions				52,305	94,633
Shares redeemed				(983,802)	(1,999,266)
Net increase (decrease) from capital stock transactions				(204,059)	374,263
Class Y Shares
Shares sold	18,714,021	31,070,711	57,572,393	14,990,096	9,859,822	64,550	1,595,553	17,067,503
Issued to shareholders in reinvestment of distributions	150,862	429,590	187,051	133,415	278,173	9,996	21,405	33,583
Shares redeemed	(19,913,603)	(27,201,295)	(6,441,845)	(15,747,018)	(81,581,736)	(20,480)	(255)	(764,976)
Net increase (decrease) from capital stock transactions	(1,048,720)	4,299,006	51,317,599	(623,507)	(71,443,741)	54,066	1,616,703	16,336,110
Class R6 Shares
Shares sold				10,280
Issued to shareholders in reinvestment of distributions				6
Net increase (decrease) from capital stock transactions				10,286
Total net increase from capital stock transactions	(1,048,720)	4,299,006	51,317,599	55,737	(69,475,517)	54,066	1,616,703	16,336,110
Total increase (decrease) in net assets	(1,160,380)	4,845,094	52,460,854	(1,048,565)	(68,332,306)	79,143	2,262,087	16,481,350
Net Assets at end of period	$108,533,350	$109,693,730	$104,848,636	$125,197,027	$126,245,592	$ 19,891,684	$ 19,812,541	$ 17,550,454
Undistributed net investment income (loss)	$ 102,702	$ –	$ –	$ 25,503	$ 14,965	$ 1,778	$ –	$ –
Capital Share transactions:
Class A Shares
Shares sold				452,230	709,207
Issued to shareholders in reinvestment of distributions				51,377	94,226
Shares redeemed				(422,248)	(654,505)
Net increase (decrease) in shares outstanding				81,359	148,928
Class B Shares
Shares sold				68,659	213,572
Issued to shareholders in reinvestment of distributions				4,951	8,873
Shares redeemed				(93,101)	(187,778)
Net increase (decrease) in shares outstanding				(19,491)	34,667
Class Y Shares
Shares sold	1,672,450	2,766,242	5,176,600	1,422,337	927,096	5,571	138,008	1,525,450
Issued to shareholders in reinvestment of distributions	13,494	38,279	16,928	12,659	26,188	861	1,852	3,068
Shares redeemed	(1,780,006)	(2,418,194)	(580,883)	(1,490,892)	(7,673,765)	(1,767)	(22)	(70,047)
Net increase (decrease) in shares outstanding	(94,062)	386,327	4,612,645	(55,896)	(6,720,481)	4,665	139,838	1,458,471
Class R6 Shares
Shares sold				976
Net increase (decrease) in shares outstanding				976

1 Prior to the close of business on April 19, 2013, the fund was known as the Institutional Bond Fund. See Note 12.
2 Prior to February 28, 2013, the fund was known as the Bond Fund.
3 Prior to the close of business on April 19, 2013, the fund was known as the Investment Grade Corporate Bond Fund. See Note 12.
4 Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 4 months of information. See Note 12.
5 The Core Bond Fund Class R6 commenced investment operations at the close of business on April 19, 2013. See Note 12.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Statements of Changes in Net Assets

	High Income Fund		Diversified Income Fund		Dividend Income Fund
	Six-Months Ended April 30,2013 (unaudited)	Year Ended October 31, 2012	Six-Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Period Ended April 30, 2013 (unaudited)1	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Assets at beginning of period	$ 83,165,229	$109,894,185	$102,262,963	$ 88,819,418	$ 13,263,105	$ 11,188,990	$ 12,256,219
Increase (decrease) in net assets from operations:
Net investment income	2,027,122	6,568,390	931,415	1,931,077	79,080	244,281	128,629
Net realized gain (loss)	1,894,052	2,367,981	807,930	1,282,486	144,637	235,265	949,897
Net change in unrealized appreciation (depreciation)	(575,851)	556,083	7,421,013	5,385,049	1,782,107	781,331	(868,837)
Net increase in net assets from operations	3,345,323	9,492,454	9,160,358	8,598,612	2,005,824	1,260,877	209,689
Distributions to shareholders from:
Net investment income
Class A	(943,782)	(1,699,686)	(866,897)	(1,711,801)	–	–	–
Class B	(72,742)	(154,205)	(77,778)	(206,557)	–	–	–
Class C	–	–	(10,086)	(1,327)	–	–	–
Class Y	(1,341,667)	(4,841,184)	–	–	(70,190)	(244,281)	(128,629)
Net realized gains
Class Y	–	–	–	–	–	(555,330)	(276,130)
Total distributions	(2,358,191)	(6,695,075)	(954,761)	(1,919,685)	(70,190)	(799,611)	(404,759)
Capital Stock transactions:
Class A Shares
Shares sold	2,640,817	4,302,192	9,219,968	16,959,889
Issued to shareholders in reinvestment of distributions	772,809	1,394,116	850,322	1,676,783
Shares redeemed	(1,915,323)	(4,692,747)	(5,772,793)	(10,192,166)
Net increase (decrease) from capital stock transactions	1,498,303	1,003,561	4,297,497	8,444,506
Class B Shares
Shares sold	302,076	828,079	1,554,144	2,570,360
Issued to shareholders in reinvestment of distributions	62,328	137,349	77,412	204,674
Shares redeemed	(640,479)	(1,095,552)	(2,824,613)	(5,382,351)
Net increase (decrease) from capital stock transactions	(276,075)	(130,124)	(1,193,057)	(2,607,317)
Class C Shares
Shares sold			1,792,668	928,648
Issued to shareholders in reinvestment of distributions			9,997	1,306
Shares redeemed			(14,787)	(2,525)
Net increase (decrease) from capital stock transactions			1,787,878	927,429
Class Y Shares
Shares sold	492,646	3,503,814			1,299,898	2,158,121	430,035
Issued to shareholders in reinvestment of distributions	3,049	22,416			67,223	766,208	381,752
Shares redeemed	(30,295,851)	(33,926,002)			(481,985)	(1,311,480)	(1,683,946)
Net increase (decrease) from capital stock transactions	(29,800,156)	(30,399,772)			885,136	1,612,849	(872,159)
Total net increase from capital stock transactions	(28,577,928)	(29,526,335)	4,892,318	6,764,618	885,136	1,612,849	(872,159)
Total increase (decrease) in net assets	(27,590,796)	(26,728,956)	13,097,915	13,443,545	2,820,770	2,074,115	(1,067,229)
Net Assets at end of period	$ 55,574,433	$ 83,165,229	$115,360,878	$102,262,963	$ 16,083,875	$ 13,263,105	$ 11,188,990
Undistributed net investment income (loss)	$ 14,841	$ 345,910	$ (12,360)	$ 10,986	$ 8,890	$ –	$ –
Capital Share transactions:
Class A Shares
Shares sold	366,781	609,219	713,653	1,392,685
Issued to shareholders in reinvestment of distributions	107,522	197,816	65,860	137,621
Shares redeemed	(266,048)	(661,444)	(447,662)	(837,293)
Net increase (decrease) in shares outstanding	208,255	145,591	331,851	693,013
Class B Shares
Shares sold	41,123	115,954	118,566	209,678
Issued to shareholders in reinvestment of distributions	8,502	19,195	5,981	16,747
Shares redeemed	(87,476)	(153,326)	(218,432)	(440,167)
Net increase (decrease) in shares outstanding	(37,851)	(18,177)	(93,885)	(213,742)
Class C Shares
Shares sold			138,145	73,355
Issued to shareholders in reinvestment of distributions			767	103
Shares redeemed			(1,146)	(200)
Net increase (decrease) in shares outstanding			137,766	73,258
Class Y Shares
Shares sold	69,184	505,952			65,716	118,437	24,388
Issued to shareholders in reinvestment of distributions	428	3,306			3,355	42,399	22,148
Shares redeemed	(4,246,836)	(4,814,252)			(24,535)	(71,446)	(95,334)
Net increase (decrease) in shares outstanding	(4,177,224)	(4,304,994)			44,536	89,390	(48,798)
1 Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 4 months of information. See Note 12.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Statements of Changes in Net Assets

	Equity Income Fund		Large Cap Value Fund		Disciplined Equity Fund
	Six-Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Six-Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Period Ended April 30, 2013 (unaudited)1	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Assets at beginning of period	$ 88,706,560	$ 67,466,736	$148,849,589	$139,813,547	$148,526,996	$164,229,804	$ 98,981,340
Increase (decrease) in net assets from operations:
Net investment income	34,386	71,096	1,226,004	2,330,148	618,068	1,797,480	1,581,978
Net realized gain (loss)	4,711,288	8,568,289	3,216,255	5,413,750	12,452,202	7,145,805	2,888,003
Net change in unrealized appreciation (depreciation)	31,093	(1,215,306)	14,571,712	11,695,666	6,433,362	9,954,955	(2,766,220)
Net increase in net assets from operations	4,776,767	7,424,079	19,013,971	19,439,564	19,503,632	18,898,240	1,703,761
Distributions to shareholders from:
Net investment income
Class A	(134,371)	–	(807,513)	(834,914)	–	–	–
Class B	–	–	(38,341)	(54,356)	–	–	–
Class C	(17,616)	–	–	–	–	–	–
Class Y	(1,156,722)	(46,384)	(1,508,749)	(1,426,893)	–	(1,755,531)	(1,581,978)
Class R6	(2,281)	–	–	–	–	(41,949)	–
Net realized gains
Class A	(198,092)	(425,229)	–	–	–	–	–
Class C	(18,383)	(8,339)	–	–	–	–	–
Class Y	(2,491,716)	(7,438,957)	–	–	(1,533,824)	(7,483,283)	(1,169,811)
Class R6	(3,203)	(2,058)	–	–	(24,987)	(145,634)	–
Total distributions	(4,022,384)	(7,920,967)	(2,354,603)	(2,316,163)	(1,558,811)	(9,426,397)	(2,751,789)
Capital Stock transactions:
Class A Shares
Shares sold	882,669	2,471,567	2,505,425	4,471,921
Issued to shareholders in reinvestment of distributions	327,127	408,292	794,950	819,618
Shares redeemed	(711,885)	(600,124)	(5,614,246)	(7,814,640)
Net increase (decrease) from capital stock transactions	497,911	2,279,735	(2,313,871)	(2,523,101)
Class B Shares
Shares sold			281,283	343,203
Issued to shareholders in reinvestment of distributions			37,945	53,910
Shares redeemed			(1,220,701)	(2,617,278)
Net increase (decrease) from capital stock transactions			(901,473)	(2,220,165)
Class C Shares
Shares sold	399,245	528,648
Issued to shareholders in reinvestment of distributions	29,963	8,133
Shares redeemed	(4,109)	–
Net increase (decrease) from capital stock transactions	425,099	536,781
Class Y Shares
Shares sold	5,827,187	46,994,347	8,933,321	10,978,450	37,254,227	22,929,830	111,168,962
Issued to shareholders in reinvestment of distributions	348,202	436,737	80,022	14,923	937,453	924,899	191,757
Shares redeemed	(40,348,878)	(28,612,946)	(1,610,424)	(14,337,466)	(7,696,097)	(52,274,674)	(45,064,227)
Net increase (decrease) from capital stock transactions	(34,173,489)	18,818,138	7,402,919	(3,344,093)	30,495,583	(28,419,945)	66,296,492
Class R6 Shares
Shares sold	–	100,000			53,143	3,057,711
Issued to shareholders in reinvestment of distributions	5,484	2,058			24,987	187,583
Shares redeemed	–	–			(274,270)	–
Net increase (decrease) from capital stock transactions	5,484	102,058			(196,140)	3,245,294
Total net increase from capital stock transactions	(33,244,995)	21,736,712	4,187,575	(8,087,359)	30,299,443	(25,174,651)	66,296,492
Total increase (decrease) in net assets	(32,490,612)	21,239,824	20,846,943	9,036,042	48,244,264	(15,702,808)	65,248,464
Net Assets at end of period	$ 56,215,948	$ 88,706,560	$169,696,532	$148,849,589	$196,771,260	$148,526,996	$164,229,804
Undistributed net investment income (loss)	$ (1,251,892)	$ 24,712	$ 746,424	$ 1,875,023	$ 618,068	$ –	$ –
Capital Share transactions:
Class A Shares
Shares sold	90,126	247,158	170,922	339,012
Issued to shareholders in reinvestment of distributions	33,879	41,590	57,647	65,517
Shares redeemed	(72,658)	(60,508)	(391,208)	(588,442)
Net increase (decrease) in shares outstanding	51,347	228,240	(162,639)	(183,913)
Class B Shares
Shares sold			19,710	26,209
Issued to shareholders in reinvestment of distributions			2,782	4,358
Shares redeemed			(85,118)	(200,764)
Net increase (decrease) in shares outstanding			(62,626)	(170,197)
Class C Shares
Shares sold	41,194	53,328
Issued to shareholders in reinvestment of distributions	3,113	827
Shares redeemed	(411)	–
Net increase (decrease) in shares outstanding	43,896	54,155
Class Y Shares
Shares sold	590,992	4,700,801	622,026	824,369	2,562,966	1,663,701	8,711,757
Issued to shareholders in reinvestment of distributions	35,835	44,135	5,807	1,194	64,697	68,590	15,099
Shares redeemed	(4,061,830)	(2,879,140)	(108,435)	(1,087,426)	(533,838)	(3,813,583)	(3,574,466)
Net increase (decrease) in shares outstanding	(3,435,003)	1,865,796	519,398	(261,863)	2,093,825	(2,081,292)	5,152,390
Class R6 Shares
Shares sold	–	10,288			3,684	210,937
Issued to shareholders in reinvestment of distributions	564	208			1,725	13,899
Shares redeemed	–	–			(18,696)	–
Net increase (decrease) in shares outstanding	564	10,496			(13,287)	224,836

1 Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 4 months of information. See Note 12.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Statements of Changes in Net Assets

	Investors Fund			Large Cap Growth Fund		Mid Cap Fund
	Period Ended April 30, 2013 (unaudited)1	Year Ended December 31, 2012	Year Ended December 31, 2011	Six-Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Period Ended April 30, 2013 (unaudited)1, 2	Year Ended December 31, 2012	Year Ended December 31, 2011
Net Assets at beginning of period	$ 35,175,535	$ 36,338,819	$ 42,881,679	$119,512,186	$116,770,538	$173,283,378	$160,327,768	$159,413,393
Increase (decrease) in net assets from operations:
Net investment income (loss)	90,376	271,204	330,669	438,889	219,333	(51,941)	6,317	(312,288)
Net realized gain (loss)	1,250,222	2,058,621	2,427,210	6,995,581	3,134,792	8,177,695	10,532,602	13,451,723
Net change in unrealized appreciation (depreciation)	3,238,542	2,486,753	(2,846,126)	4,652,382	5,345,945	16,822,240	14,509,191	(4,808,581)
Net increase (decrease) in net assets from operations	4,579,140	4,816,578	(88,247)	12,086,852	8,700,070	24,947,994	25,048,110	8,330,854
Distributions to shareholders from:
Net investment income
Class A	–	–	–	(188,549)	(9)	–	–	–
Class B	–	–	–	(10,362)	–	–	–	–
Class Y	–	(271,204)	(330,669)	(391,738)	(79,708)	–	–	–
Class R6	–	–	–	–	–	–	(6,317)	–
Net realized gains
Class Y	–	–	–	–	–	(9,686,917)	(6,194,230)	–
Class R6	–	–	–	–	–	(283,380)	(173,726)	(6,784,343)
Total distributions	–	(271,204)	(330,669)	(590,649)	(79,717)	(9,970,297)	(6,374,273)	(6,784,343)
Capital Stock transactions:
Class A Shares
Shares sold				2,474,228	5,061,091	52,251,154
Issued to shareholders in reinvestment of distributions				185,813	9	–
Shares redeemed				(3,214,915)	(6,795,165)	(1,238,793)
Net increase (decrease) from capital stock transactions				(554,874)	(1,734,065)	51,012,361
Class B Shares
Shares sold				402,910	416,580	5,650,325
Issued to shareholders in reinvestment of distributions				10,310	–	–
Shares redeemed				(1,288,765)	(2,720,479)	(13,776)
Net increase (decrease) from capital stock transactions				(875,545)	(2,303,899)	5,636,549
Class Y Shares
Shares sold	4,871,049	1,414,571	2,916,555	2,491,469	15,807,505	94,042,012	45,976,991	45,366,790
Issued to shareholders in reinvestment of distributions	–	252,425	298,924	17,972	740	6,911,778	4,420,424	5,638,474
Shares redeemed	(2,341,377)	(7,375,654)	(9,339,423)	(9,855,465)	(17,648,986)	(12,579,547)	(61,089,654)	(51,637,400)
Net increase (decrease) from capital stock transactions	2,529,672	(5,708,658)	(6,123,944)	(7,346,024)	(1,840,741)	88,374,243	(10,692,239)	(632,136)
Class R6 Shares
Shares sold						241,868	4,793,969
Issued to shareholders in reinvestment of distributions						283,380	180,043
Shares redeemed						(113,946)	–
Net increase (decrease) from capital stock transactions						411,302	4,974,012
Total net increase from capital stock transactions	2,529,672	(5,708,658)	(6,123,944)	(8,776,443)	(5,878,705)	145,434,455	(5,718,227)	(632,136)
Total increase (decrease) in net assets	7,108,812	(1,163,284)	(6,542,860)	2,719,760	2,741,648	160,412,152	12,955,610	914,375
Net Assets at end of period	$ 42,284,347	$ 35,175,535	$ 36,338,819	$122,231,946	$119,512,186	$333,695,530	$173,283,378	$160,327,768
Undistributed net investment income (loss)	$ 90,376	$ –	$ –	$ 68,522	$ 220,282	$ (51,941)	$ –	$ –
Capital Share transactions:
Class A Shares
Shares sold				138,518	300,073	6,212,657
Issued to shareholders in reinvestment of distributions				10,797	1	–
Shares redeemed				(180,776)	(405,649)	(146,732)
Net increase (decrease) in shares outstanding				(31,461)	(105,575)	6,065,925
Class B Shares
Shares sold				24,638	27,187	741,800
Issued to shareholders in reinvestment of distributions				659	–	–
Shares redeemed				(79,136)	(177,945)	(1,802)
Net increase (decrease) in shares outstanding				(53,839)	(150,758)	739,998
Class Y Shares
Shares sold	240,996	79,305	174,182	135,324	935,714	18,089,075	3,647,804	3,775,539
Issued to shareholders in reinvestment of distributions	–	13,601	18,171	1,037	47	518,903	342,403	482,333
Shares redeemed	(117,231)	(413,818)	(567,726)	(547,203)	(1,038,659)	(970,482)	(4,789,291)	(4,270,190)
Net increase (decrease) in shares outstanding	123,765	(320,912)	(375,373)	(410,842)	(102,898)	17,637,496	(799,084)	(12,318)
Class R6 Shares
Shares sold						248,231	358,895
Issued to shareholders in reinvestment of distributions						21,195	13,889
Shares redeemed						(8,999)	–
Net increase (decrease) in shares outstanding						260,427	372,784

1 Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 4 months of information. See Note 12.
2 For accounting purposes, the Mid Cap Fund Class A and B are treated as having commenced investment operations at the close of business on April 19, 2013. See Note 12.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Statements of Changes in Net Assets

	Small Cap Fund		NorthRoad International Fund			International Stock Fund
	Six-Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Period Ended April 30, 2013 (unaudited)1	Year Ended December 31, 2012	Year Ended December 31, 2011	Six-Months Ended April 30,2013 (unaudited)	Year Ended October 31, 2012
Net Assets at beginning of period	$ 18,066,656	$ 20,505,842	$ 28,867,033	$ 1,620,854	$ 1,763,306	$ 47,501,195	$ 68,992,523
Increase (decrease) in net assets from operations:
Net investment income	81,222	139,649	246,185	463,747	6,986	435,465	665,605
Net realized gain (loss)	1,876,145	1,808,408	318,024	(65,728)	361,522	1,135,757	3,794,611
Net change in unrealized appreciation (depreciation)	1,149,030	545,958	1,887,285	2,035,365	(454,433)	5,292,518	344,807
Net increase (decrease) in net assets from operations	3,106,397	2,494,015	2,451,494	2,433,384	(85,925)	6,863,740	4,805,023
Distributions to shareholders from:
Net investment income
Class A	(29,464)	(2)	–	–	–	(243,677)	(424,281)
Class B	(487)	–	–	–	–	(16,140)	(56,775)
Class Y	(154,857)	(506)	–	(463,551)	(6,986)	(359,912)	(973,905)
Class R6	–	–	–	(196)	–	–	–
Net realized gains
Class A	(185,387)	(106,289)	–	–	–	–	–
Class B	(15,426)	(9,033)	–	–	–	–	–
Class Y	(721,797)	(533,628)	–	–	(380,990)	–	–
Total distributions	(1,107,418)	(649,458)	–	(463,747)	(387,976)	(619,729)	(1,454,961)
Capital Stock transactions:
Class A Shares
Shares sold	907,059	651,324				1,232,718	1,766,826
Issued to shareholders in reinvestment of distributions	214,851	106,290				240,555	418,874
Redemption fees	–	402				205	–
Shares redeemed	(232,551)	(342,284)				(2,183,617)	(3,314,254)
Net increase (decrease) from capital stock transactions	889,359	415,732				(710,139)	(1,128,554)
Class B Shares
Shares sold	61,192	49,659				151,860	180,977
Issued to shareholders in reinvestment of distributions	15,032	8,926				16,044	56,439
Shares redeemed	(41,662)	(30,124)				(684,361)	(1,117,821)
Net increase (decrease) from capital stock transactions	34,562	28,461				(516,457)	(880,405)
Class Y Shares
Shares sold	9,766,146	269,929	1,655,007	26,932,428	466,822	5,016,594	5,210,309
Issued to shareholders in reinvestment of distributions	110,137	–	–	55,504	387,975	41,891	7,305
Shares redeemed	(5,514,096)	(4,997,865)	(1,909,545)	(1,721,586)	(523,348)	(2,774,162)	(28,050,045)
Net increase (decrease) from capital stock transactions	4,362,187	(4,727,936)	(254,538)	25,266,346	331,449	2,284,323	(22,832,431)
Class R6 Shares
Shares sold			–	10,000
Issued to shareholders in reinvestment of distributions			–	196
Net increase (decrease) from capital stock transactions			–	10,196
Total net increase from capital stock transactions	5,286,108	(4,283,743)	(254,538)	25,276,542	331,449	1,057,727	(24,841,390)
Total increase (decrease) in net assets	7,285,087	(2,439,186)	2,196,956	27,246,179	(142,452)	7,301,738	(21,491,328)
Net Assets at end of period	$ 25,351,743	$ 18,066,656	$ 31,063,989	$ 28,867,033	$ 1,620,854	$ 54,802,933	$ 47,501,195
Undistributed net investment income (loss)	$ 20,205	$ 123,791	$ 246,185	$ –	$ –	$ 411,425	$ 595,689
Capital Share transactions:
Class A Shares
Shares sold	73,173	57,143				107,494	173,514
Issued to shareholders in reinvestment of distributions	18,538	9,971				21,345	44,656
Shares redeemed	(19,081)	(30,008)				(190,743)	(326,980)
Net increase (decrease) in shares outstanding	72,630	37,106				(61,904)	(108,810)
Class B Shares
Shares sold	5,063	4,438				13,342	17,929
Issued to shareholders in reinvestment of distributions	1,333	857				1,447	6,108
Shares redeemed	(3,529)	(2,737)				(60,814)	(111,399)
Net increase (decrease) in shares outstanding	2,867	2,558				(46,025)	(87,362)
Class Y Shares
Shares sold	783,158	22,902	151,825	2,766,606	39,794	444,310	514,327
Issued to shareholders in reinvestment of distributions	9,519	–	–	5,342	42,087	3,720	780
Shares redeemed	(436,508)	(436,397)	(176,611)	(170,139)	(39,827)	(238,118)	(2,741,504)
Net increase (decrease) in shares outstanding	356,169	(413,495)	(24,786)	2,601,809	42,054	209,912	(2,226,397)
Class R6 Shares
Shares sold			–	1,008
Issued to shareholders in reinvestment of distributions			–	19
Net increase (decrease) in shares outstanding			–	1,027

1 Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 4 months of information. See Note 12.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

	CONSERVATIVE ALLOCATION FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$10.43	$9.94	$10.02	$9.34	$8.53	$11.13	$10.42	$9.94	$10.03	$9.34	$8.48	$11.07
Income from Investment Operations:
Net investment income1	0.15	0.24	0.25	0.27	0.24	0.28	0.10	0.16	0.17	0.20	0.18	0.18
Net realized and unrealized gain (loss) on investments	0.39	0.50	0.04	0.70	0.98	(2.58)	0.40	0.50	0.05	0.71	0.98	(2.55)
Total from investment operations	0.54	0.74	0.29	0.97	1.22	(2.30)	0.50	0.66	0.22	0.91	1.16	(2.37)
Less Distributions:
Distributions from net investment income	(0.28)	(0.25)	(0.37)	(0.29)	(0.41)	(0.27)	(0.19)	(0.18)	(0.31)	(0.22)	(0.30)	(0.19)
Distributions from capital gains	–	–	–	–	–	(0.03)	–	–	–	–	–	(0.03)
Total distributions	(0.28)	(0.25)	(0.37)	(0.29)	(0.41)	(0.30)	(0.19)	(0.18)	(0.31)	(0.22)	(0.30)	(0.22)
Net increase (decrease) in net asset value	0.26	0.49	(0.08)	0.68	0.81	(2.60)	0.31	0.48	(0.09)	0.69	0.86	(2.59)
Net Asset Value at end of period	$10.69	$10.43	$9.94	$10.02	$9.34	$8.53	$10.73	$10.42	$9.94	$10.03	$9.34	$8.48
Total Return (%)2	5.233	7.60	3.00	10.58	14.91	(21.19)	4.903	6.75	2.19	9.87	14.09	(21.82)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$44,397	$41,905	$35,293	$33,274	$27,225	$19,753	$11,160	$9,521	$8,203	$8,363	$6,287	$5,506
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.704	0.70	0.70	0.70	0.92	1.14	1.454	1.45	1.45	1.45	1.68	1.89
After reimbursement of expenses by Adviser (%)	0.704	0.70	0.70	0.70	0.70	0.70	1.454	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.764	2.34	2.40	2.79	2.80	2.75	1.983	1.61	1.67	2.04	2.16	2.01
Portfolio Turnover (%)5	223	40	26	50	38	90	223	40	26	50	38	90

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

	CONSERVATIVE ALLOCATION FUND
	CLASS C
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,				Inception to 10/31/081
		2012	2011	2010	2009
Net Asset Value at beginning of period	$10.43	$9.95	$10.04	$9.35	$8.48	$10.47
Income from Investment Operations:
Net investment income2	0.10	0.16	0.19	0.20	0.16	0.03
Net realized and unrealized gain (loss) on investments	0.40	0.50	0.03	0.71	1.01	(2.02)
Total from investment operations	0.50	0.66	0.22	0.91	1.17	(1.99)
Less Distributions:
Distributions from net investment income	(0.19)	(0.18)	(0.31)	(0.22)	(0.30)	–
Total distributions	(0.19)	(0.18)	(0.31)	(0.22)	(0.30)	–
Net increase (decrease) in net asset value	0.31	0.48	(0.09)	0.69	0.87	(1.99)
Net Asset Value at end of period	$10.74	$10.43	$9.95	$10.04	$9.35	$8.48
Total Return (%)3	4.894	6.75	2.19	9.86	14.21	(19.01)4
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$13,724	$10,813	$5,846	$5,417	$3,412	$2,198
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.455	1.45	1.45	1.45	1.87	2.675
After reimbursement of expenses by Adviser (%)	1.455	1.45	1.45	1.45	1.45	1.455
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.955	1.49	1.76	2.03	2.03	0.605
Portfolio Turnover (%)6	224	40	26	50	38	904

1	Commenced investment operations February 28, 2008.
2	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
3	Total return without applicable sales charge.
4	Not annualized.
5	Annualized.
6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

	MODERATE ALLOCATION FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$10.35	$9.76	$9.63	$8.77	$7.84	$11.82	$10.29	$9.70	$9.58	$8.72	$7.80	$11.75
Income from Investment Operations:
Net investment income1	0.12	0.19	0.16	0.18	0.15	0.16	0.09	0.11	0.08	0.10	0.10	0.06
Net realized and unrealized gain (loss) on investments	0.77	0.63	0.22	0.83	0.93	(3.88)	0.76	0.63	0.21	0.84	0.92	(3.84)
Total from investment operations	0.89	0.82	0.38	1.01	1.08	(3.72)	0.85	0.74	0.29	0.94	1.02	(3.78)
Less Distributions:
Distributions from net investment income	(0.25)	(0.23)	(0.25)	(0.15)	(0.15)	(0.18)	(0.18)	(0.15)	(0.17)	(0.08)	(0.10)	(0.09)
Distributions from capital gains	–	–	–	–	–	(0.08)	–	–	–	–	–	(0.08)
Total distributions	(0.25)	(0.23)	(0.25)	(0.15)	(0.15)	(0.26)	(0.18)	(0.15)	(0.17)	(0.08)	(0.10)	(0.17)
Net increase (decrease) in net asset value	0.64	0.59	0.13	0.86	0.93	(3.98)	0.67	0.59	0.12	0.86	0.92	(3.95)
Net Asset Value at end of period	$10.99	$10.35	$9.76	$9.63	$8.77	$7.84	$10.96	$10.29	$9.70	$9.58	$8.72	$7.80
Total Return (%)2	8.823	8.55	3.97	11.68	14.12	(32.18)	8.343	7.77	3.19	10.78	13.20	(32.64)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$100,322	$92,954	$84,321	$79,765	$64,631	$50,326	$32,111	$29,821	$26,928	$25,002	$20,221	$17,728
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.704	0.70	0.70	0.70	0.78	0.79	1.454	1.45	1.45	1.45	1.53	1.54
After reimbursement of expenses by Adviser (%)	0.704	0.70	0.70	0.70	0.70	0.70	1.454	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.314	1.86	1.64	1.98	1.93	1.41	1.594	1.11	0.88	1.24	1.26	0.66
Portfolio Turnover (%)5	243	50	20	54	30	83	243	50	20	54	30	83

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

	MODERATE ALLOCATION FUND
	CLASS C
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,				Inception to 10/31/081
		2012	2011	2010	2009
Net Asset Value at beginning of period1	$10.30	$9.71	$9.58	$8.72	$7.80	$10.61
Income from Investment Operations:
Net investment income2	0.09	0.10	0.08	0.10	0.09	0.02
Net realized and unrealized gain (loss) on investments	0.76	0.64	0.22	0.84	0.93	(2.83)
Total from investment operations	0.85	0.74	0.30	0.94	1.02	(2.81)
Less Distributions:
Distributions from net investment income	(0.18)	(0.15)	(0.17)	(0.08)	(0.10)	–
Total distributions	(0.18)	(0.15)	(0.17)	(0.08)	(0.10)	–
Net increase (decrease) in net asset value	0.67	0.59	0.13	0.86	0.92	(2.81)
Net Asset Value at end of period	$10.97	$10.30	$9.71	$9.58	$8.72	$7.80
Total Return (%)3	8.334	7.77	3.19	10.89	13.20	(26.48)4
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$5,810	$5,253	$3,939	$3,856	$3,094	$2,149
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.455	1.45	1.45	1.45	1.74	2.385
After reimbursement of expenses by Adviser (%)	1.455	1.45	1.45	1.45	1.45	1.455
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.555	1.02	0.90	1.23	0.98	0.395
Portfolio Turnover (%)6	244	50	20	54	30	834

1	Commenced investment operations February 29, 2008.
2	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
3	Total return without applicable sales charge.
4	Not annualized.
5	Annualized.
6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

	AGGRESSIVE ALLOCATION FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$10.01	$9.32	$9.04	$8.12	$7.16	$12.53	$9.89	$9.23	$8.96	$8.05	$7.12	$12.46
Income from Investment Operations:
Net investment income (loss)1	0.10	0.12	0.07	0.09	0.08	0.04	0.07	0.05	0.006	0.03	0.03	(0.06)
Net realized and unrealized gain (loss) on investments	1.03	0.70	0.32	0.92	0.92	(5.18)	1.02	0.68	0.32	0.91	0.90	(5.14)
Total from investment operations	1.13	0.82	0.39	1.01	1.00	(5.14)	1.09	0.73	0.32	0.94	0.93	(5.20)
Less Distributions:
Distributions from net investment income	(0.21)	(0.13)	(0.11)	(0.09)	(0.04)	(0.13)	(0.14)	(0.07)	(0.05)	(0.03)	–	(0.04)
Distributions from capital gains	–	–	–	–	–	(0.10)	–	–	–	–	–	(0.10)
Total distributions	(0.21)	(0.13)	(0.11)	(0.09)	(0.04)	(0.23)	(0.14)	(0.07)	(0.05)	(0.03)	–	(0.14)
Net increase (decrease) in net asset value	0.92	0.69	0.28	0.92	0.96	(5.37)	0.95	0.66	0.27	0.91	0.93	(5.34)
Net Asset Value at end of period	$10.93	$10.01	$9.32	$9.04	$8.12	$7.16	$10.84	$9.89	$9.23	$8.96	$8.05	$7.12
Total Return (%)2	11.513	8.87	4.29	12.50	14.00	(41.73)	11.113	7.99	3.54	11.67	13.06	(42.17)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$38,115	$33,282	$30,190	$27,823	$21,855	$14,975	$11,538	$10,787	$9,975	$9,109	$7,518	$6,050
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.704	0.70	0.70	0.70	1.11	1.25	1.454	1.45	1.45	1.45	1.88	2.00
After reimbursement of expenses by Adviser (%)	0.704	0.70	0.70	0.70	0.70	0.70	1.454	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	1.934	1.22	0.74	1.03	1.06	0.09	1.284	0.48	(0.00)6	0.30	0.44	(0.73)
Portfolio Turnover (%)5	263	67	29	62	17	91	263	67	29	62	17	90

1	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
6	Amounts represent less than $0.005 per share.

	AGGRESSIVE ALLOCATION FUND
	CLASS C
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,				Inception to 10/31/081
		2012	2011	2010	2009
Net Asset Value at beginning of period1	$9.90	$9.24	$8.97	$8.06	$7.12	$10.70
Income from Investment Operations:
Net investment income (loss)2	0.06	0.03	(0.02)	0.03	0.01	(0.06)
Net realized and unrealized gain (loss) on investments	1.03	0.70	0.34	0.91	0.93	(3.52)
Total from investment operations	1.09	0.73	0.32	0.94	0.94	(3.58)
Less Distributions:
Distributions from net investment income	(0.14)	(0.07)	(0.05)	(0.03)	–	–
Total distributions	(0.14)	(0.07)	(0.05)	(0.03)	–	–
Net increase (decrease) in net asset value	0.95	0.66	0.27	0.91	0.94	(3.58)
Net Asset Value at end of period	$10.85	$9.90	$9.24	$8.97	$8.06	$7.12
Total Return (%)3	11.104	7.98	3.54	11.66	13.20	(33.46)4
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,738	$1,099	$828	$508	$470	$229
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.455	1.45	1.45	1.45	3.72	7.845
After reimbursement of expenses by Adviser (%)	1.455	1.45	1.45	1.45	1.45	1.455
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	0.845	0.32	(0.32)	0.34	0.28	(1.23)5
Portfolio Turnover (%)6	264	67	29	62	17	914

1	Commenced investment operations February 29, 2008.
2	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
3	Total return without applicable sales charge.
4	Not annualized.
5	Annualized.
6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

	CASH RESERVES FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income (loss)2	0.001	0.001	0.001	(0.00)1	0.001	0.02	0.001	0.001	0.001	(0.00)1	0.001	0.01
Total from investment operations	0.001	0.001	0.001	(0.00)1	0.001	0.02	0.001	0.001	0.001	(0.00)1	0.001	0.01
Less Distributions:
Distributions from net investment income	–	–	–	–	(0.00)1	(0.02)	–	–	–	–	(0.00)1	(0.01)
Total distributions	–	–	–	–	(0.00)1	(0.02)	0.00	0.00	0.00	0.00	(0.00)1	(0.01)
Net increase (decrease) in net asset value	–	–	–	–	–	–	0.00	0.00	0.00	(0.00)1	(0.00)1	–
Net Asset Value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)3	0.004	0.00	0.00	0.00	0.07	2.26	0.00	0.00	0.00	0.00	0.01	1.50
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$26,287	$11,654	$12,298	$11,687	$13,690	$15,339	$812	$826	$1,601	$2,056	$3,250	$4,655
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.545	0.55	0.55	0.55	0.80	1.02	1.30	1.30	1.30	1.30	1.56	1.77
After reimbursement of expenses by Adviser (%)	0.126	0.086	0.106	0.146	0.33	0.55	0.126	0.076	0.106	0.146	0.40	1.30
Ratio of net investment income (loss) to average net assets
After reimbursement and waiver of expenses by Adviser (%)	0.006	0.006	0.006	0.006	0.07	2.16	(0.02)6	0.006	0.006	0.006	0.01	1.32

1	Amounts represent less than $0.005 per share.
2	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
3	Total return without applicable sales charge.
4	Not annualized.
5	Annualized.
6	Ratio is net of fees waived by the adviser and distributor (See Note 3).

	TAX-FREE VIRGINIA FUND
	CLASS Y
	One Month Ended 4/30/13 (unaudited)6	Six Months Ended 3/31/13 (unaudited)	Year Ended September 30,
			2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$12.00	$12.24	$11.92	$11.98	$11.87	$11.01	$11.43
Income from Investment Operations:
Net investment income1	0.03	0.16	0.35	0.35	0.37	0.37	0.38
Net realized and unrealized gain (loss) on investments	0.11	(0.15)	0.33	–	0.16	0.91	(0.39)
Total from investment operations	0.14	0.01	0.68	0.35	0.53	1.28	(0.01)
Less Distributions:
Distributions from net investment income	(0.03)	(0.16)	(0.35)	(0.35)	(0.37)	(0.37)	(0.38)
Distributions from capital gains	–	(0.09)	(0.01)	(0.06)	(0.05)	(0.05)	(0.03)
Total distributions	(0.03)	(0.25)	(0.36)	(0.41)	(0.42)	(0.42)	(0.41)
Net increase (decrease) in net asset value	0.11	(0.24)	0.22	(0.06)	0.11	0.86	(0.42)
Net Asset Value at end of period	$12.11	$12.00	$12.24	$11.92	$11.98	$11.87	$11.01
Total Return (%)2	1.164	0.084	5.75	3.10	4.54	11.87	(0.11)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$24,907	$24,733	$26,117	$25,009	$26,170	$25,883	$22,416
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.855	0.855	0.98	1.03	1.03	1.03	1.03
After reimbursement of expenses by Adviser (%)	0.855	0.855	–	–	–	–	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.695	2.765	2.88	3.03	3.10	3.26	3.31
Portfolio Turnover (%)3	54	134	12	7	19	18	7

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
4	Not annualized.
5	Annualized.
6	Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. See Note 12.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

	TAX-FREE NATIONAL FUND
	CLASS Y
	One Month Ended 4/30/13 (unaudited)6	Six Months Ended 3/31/13 (unaudited)	Year Ended September 30,
			2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$11.25	$11.44	$11.05	$11.16	$11.09	$10.34	$10.75
Income from Investment Operations:
Net investment income1	0.03	0.16	0.33	0.34	0.36	0.37	0.38
Net realized and unrealized gain (loss) on investments	0.10	(0.11)	0.43	(0.02)	0.12	0.82	(0.38)
Total from investment operations	0.13	0.05	0.76	0.32	0.48	1.19	–
Less Distributions:
Distributions from net investment income	(0.03)	(0.16)	(0.33)	(0.34)	(0.36)	(0.37)	(0.38)
Distributions from capital gains	–	(0.08)	(0.04)	(0.09)	(0.05)	(0.07)	(0.03)
Total distributions	(0.03)	(0.24)	(0.37)	(0.43)	(0.41)	(0.44)	(0.41)
Net increase (decrease) in net asset value	0.10	(0.19)	0.39	(0.11)	0.07	0.75	(0.41)
Net Asset Value at end of period	$11.35	$11.25	$11.44	$11.05	$11.16	$11.09	$10.34
Total Return (%)2	1.154	0.454	7.02	3.02	4.43	11.73	(0.13)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$30,999	$30,985	$31,526	$31,319	$29,347	$29,143	$26,598
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.855	0.855	1.00	1.06	1.06	1.06	1.06
After reimbursement of expenses by Adviser (%)	0.855	0.855	–	–	–	–	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.895	2.945	2.97	3.11	3.26	3.44	3.47
Portfolio Turnover (%)3	44	144	13	13	19	17	13

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
4	Not annualized.
5	Annualized.
6	Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. See Note 12.

	GOVERNMENT BOND FUND						HIGH QUALITY BOND FUND
	CLASS Y						CLASS Y
	Period Ended 4/30/13 (unaudited)6	Year Ended December 31,					Period Ended Ended 4/30/13 (unaudited)6	Year Ended December 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$10.80	$10.82	$10.72	$10.63	$10.81	$10.30	$11.21	$11.15	$10.94	$10.68	$10.47	$10.41
Income from Investment Operations:
Net investment income1	0.05	0.15	0.20	0.26	0.27	0.32	0.04	0.13	0.16	0.19	0.20	0.48
Net realized and unrealized gain (loss) on investments	(0.02)	0.01	0.19	0.10	(0.15)	0.51	–	0.10	0.22	0.27	0.21	0.16
Total from investment operations	0.03	0.16	0.39	0.36	0.12	0.83	0.04	0.23	0.38	0.46	0.41	0.64
Less Distributions:
Distributions from net investment income	(0.05)	(0.15)	(0.20)	(0.26)	(0.27)	(0.32)	(0.03)	(0.13)	(0.16)	(0.19)	(0.20)	(0.48)
Distributions from capital gains	–	(0.03)	(0.09)	(0.01)	(0.03)	–	(0.02)	(0.04)	(0.01)	(0.01)	–	(0.10)
Total distributions	(0.05)	(0.18)	(0.29)	(0.27)	(0.30)	(0.32)	(0.05)	(0.17)	(0.17)	(0.20)	(0.20)	(0.58)
Net increase (decrease) in net asset value	(0.02)	(0.02)	0.10	0.09	(0.18)	0.51	(0.01)	0.06	0.21	0.26	0.21	0.06
Net Asset Value at end of period	$10.78	$10.80	$10.82	$10.72	$10.63	$10.81	$11.20	$11.21	$11.15	$10.94	$10.68	$10.47
Total Return (%)2	0.244	1.44	3.65	3.40	1.19	8.17	0.384	2.04	3.53	4.35	3.99	6.30
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$5,315	$6,123	$5,328	$5,048	$4,300	$5,071	$108,533	$109,694	$104,849	$52,388	$26,382	$2,155
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.655	0.61	0.69	0.68	0.69	0.78	0.495	0.49	0.49	0.49	0.49	0.56
After reimbursement of expenses by Adviser (%)	0.555	0.61	–	–	–	–	0.495	–	–	–	–	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.215	1.38	1.81	2.39	2.55	3.00	1.075	1.15	1.48	1.76	2.21	3.70
Portfolio Turnover (%)3	64	23	45	20	38	67	184	29	9	21	11	73

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
4	Not annualized.
5	Annualized.
6	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 4 months of information. See Note 12.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

	CORE BOND FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$10.66	$10.59	$10.46	$10.11	$9.48	$9.78	$10.67	$10.59	$10.46	$10.12	$9.48	$9.78
Income from Investment Operations:
Net investment income1	0.13	0.26	0.26	0.25	0.30	0.39	0.09	0.18	0.19	0.17	0.23	0.32
Net realized and unrealized gain (loss) on investments	(0.09)	0.07	0.13	0.35	0.63	(0.30)	(0.10)	0.08	0.12	0.34	0.64	(0.30)
Total from investment operations	0.04	0.33	0.39	0.60	0.93	0.09	(0.01)	0.26	0.31	0.51	0.87	0.02
Less Distributions:
Distributions from net investment income	(0.13)	(0.26)	(0.26)	(0.25)	(0.30)	(0.39)	(0.09)	(0.18)	(0.18)	(0.17)	(0.23)	(0.32)
Total distributions	(0.13)	(0.26)	(0.26)	(0.25)	(0.30)	(0.39)	(0.09)	(0.18)	(0.18)	(0.17)	(0.23)	(0.32)
Net increase (decrease) in net asset value	(0.09)	0.07	0.13	0.35	0.63	(0.30)	(0.10)	0.08	0.13	0.34	0.64	(0.30)
Net Asset Value at end of period	$10.57	$10.66	$10.59	$10.46	$10.11	$9.48	$10.57	$10.67	$10.59	$10.46	$10.12	$9.48
Total Return (%)2	0.404	3.11	3.81	5.97	9.91	0.89	(0.06)4	2.43	3.04	5.08	9.20	0.13
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$46,133	$45,671	$43,775	$44,238	$44,099	$37,882	$5,829	$6,088	$5,678	$8,388	$9,363	$15,941
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.905	0.90	0.90	0.90	0.94	1.02	1.655	1.65	1.65	1.65	1.69	1.77
After reimbursement of expenses by Adviser (%)	0.905	0.90	0.90	0.90	0.90	0.90	1.655	1.65	1.65	1.65	1.65	1.65
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.555	2.41	2.54	2.42	3.04	4.05	1.805	1.66	1.78	1.68	2.37	3.29
Portfolio Turnover (%)3	44	6	12	7	37	22	44	6	12	7	37	22

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
4	Not annualized.
5	Annualized.

	CORE BOND FUND							CORPORATE BOND FUND
	CLASS Y						CLASS R6	CLASS Y
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,					Inception to 4/30/13 (unaudited)6	Period Ended 4/30/13 (unaudited)8	Year Ended December 31,
		2012	2011	2010	2009	2008			2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$10.64	$10.58	$10.46	$10.11	$9.47	$9.77	$10.53	$11.67	$11.27	$10.81	$10.68	$10.16	$10.26
Income from Investment Operations:
Net investment income1	0.15	0.29	0.29	0.27	0.32	0.42	0.01	0.08	0.24	0.22	0.48	0.53	0.52
Net realized and unrealized gain (loss) on investments	(0.09)	0.06	0.12	0.35	0.64	(0.30)	0.02	0.04	0.39	0.61	0.13	0.52	(0.09)
Total from investment operations	0.06	0.35	0.41	0.62	0.96	0.12	0.03	0.12	0.63	0.83	0.61	1.05	0.43
Less Distributions:
Distributions from net investment income	(0.15)	(0.29)	(0.29)	(0.27)	(0.32)	(0.42)	(0.01)	(0.08)	(0.23)	(0.36)	(0.48)	(0.53)	(0.52)
Distributions from capital gains	–	–	–	–	–	–	–	(0.02)	0.007	(0.01)	–	–	(0.01)
Total distributions	(0.15)	(0.29)	(0.29)	(0.27)	(0.32)	(0.42)	(0.01)	(0.10)	(0.23)	(0.37)	(0.48)	(0.53)	(0.53)
Net increase (decrease) in net asset value	(0.09)	0.06	0.12	0.35	0.64	(0.30)	0.02	0.02	0.40	0.46	0.13	0.52	(0.10)
Net Asset Value at end of period	$10.55	$10.64	$10.58	$10.46	$10.11	$9.47	$10.55	$11.69	$11.67	$11.27	$10.81	$10.68	$10.16
Total Return (%)2	0.564	3.36	4.03	6.23	10.30	1.14	0.244	1.034	5.72	7.83	5.81	10.58	4.29
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$73,225	$74,486	$145,125	$164,190	$147,145	$105,043	$10	$19,892	$19,813	$17,550	$1,069	$987	$948
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.655	0.65	0.65	0.65	0.69	0.76	0.395	0.655	0.67	0.69	0.06	–	–
After reimbursement of expenses by Adviser (%)	0.655	0.65	0.65	0.65	0.65	0.65	0.395	0.655	–	–	–	–	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.795	2.64	2.79	2.67	3.28	4.23	2.765	2.055	2.04	1.98	4.44	5.05	5.21
Portfolio Turnover (%)3	44	6	12	7	37	22	44	54	11	10	14	18	5

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
4	Not annualized.
5	Annualized.
6	Commenced investment operations April 19, 2013.
7	Amounts represent less than $0.005 per share.
8	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 4 months of information. See Note 12.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

	HIGH INCOME FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$7.15	$6.95	$7.10	$6.66	$5.57	$7.29	$7.26	$7.05	$7.19	$6.74	$5.63	$7.32
Income from Investment Operations:
Net investment income1	0.21	0.45	0.48	0.51	0.46	0.47	0.19	0.40	0.44	0.46	0.44	0.45
Net realized and unrealized gain (loss) on investments	0.14	0.20	(0.16)	0.43	1.09	(1.65)	0.15	0.20	(0.17)	0.44	1.09	(1.70)
Total from investment operations	0.35	0.65	0.32	0.94	1.55	(1.18)	0.34	0.60	0.27	0.90	1.53	(1.25)
Less Distributions:
Distributions from net investment income	(0.24)	(0.45)	(0.47)	(0.50)	(0.46)	(0.54)	(0.19)	(0.39)	(0.41)	(0.45)	(0.42)	(0.44)
Total distributions	(0.24)	(0.45)	(0.47)	(0.50)	(0.46)	(0.54)	(0.19)	(0.39)	(0.41)	(0.45)	(0.42)	(0.44)
Net increase (decrease) in net asset value	0.11	0.20	(0.15)	0.44	1.09	(1.72)	0.15	0.21	(0.14)	0.45	1.11	(1.69)
Net Asset Value at end of period	$7.26	$7.15	$6.95	$7.10	$6.66	$5.57	$7.41	$7.26	$7.05	$7.19	$6.74	$5.63
Total Return (%)2	4.994	9.67	4.61	14.73	28.98	(17.24)	4.724	8.74	3.89	13.86	28.08	(17.93)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$29,018	$27,061	$25,299	$24,986	$25,684	$17,818	$2,764	$2,983	$3,023	$4,571	$4,711	$5,833
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.005	1.00	1.00	1.00	1.05	1.14	1.755	1.75	1.75	1.75	1.81	1.90
After reimbursement of expenses by Adviser (%)	1.005	1.00	1.00	1.00	1.00	1.00	1.755	1.75	1.75	1.75	1.75	1.75
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	5.865	6.35	6.73	7.38	7.78	6.77	5.125	5.60	6.01	6.62	7.01	6.04
Portfolio Turnover (%)3	84	36	55	47	73	59	84	36	55	47	73	59

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
4	Not annualized.
5	Annualized.

	HIGH INCOME FUND
	CLASS Y
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$7.10	$6.92	$7.09	$6.65	$5.56	$7.30
Income from Investment Operations:
Net investment income1	0.25	0.47	0.49	0.52	0.47	0.48
Net realized and unrealized gain (loss) on investments	0.12	0.19	(0.16)	0.44	1.10	(1.65)
Total from investment operations	0.37	0.66	0.33	0.96	1.57	(1.17)
Less Distributions:
Distributions from net investment income	(0.27)	(0.48)	(0.50)	(0.52)	(0.48)	(0.57)
Total distributions	(0.27)	(0.48)	(0.50)	(0.52)	(0.48)	(0.57)
Net increase (decrease) in net asset value	0.10	0.18	(0.17)	0.44	1.09	(1.74)
Net Asset Value at end of period	$7.20	$7.10	$6.92	$7.09	$6.65	$5.56
Total Return (%)2	5.244	9.92	4.81	15.04	29.35	(17.09)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$23,792	$53,121	$81,572	$94,907	$80,394	$33,127
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.755	0.75	0.75	0.75	0.80	0.89
After reimbursement of expenses by Adviser (%)	0.755	0.75	0.75	0.75	0.75	0.75
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	6.145	6.61	7.00	7.61	8.04	7.03
Portfolio Turnover (%)3	84	36	55	47	73	59

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

	DIVERSIFIED INCOME FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$12.54	$11.68	$11.16	$10.17	$9.92	$13.24	$12.61	$11.74	$11.22	$10.22	$9.96	$13.25
Income from Investment Operations:
Net investment income1	0.12	0.26	0.29	0.34	0.38	0.45	0.07	0.18	0.20	0.26	0.32	0.39
Net realized and unrealized gain (loss) on investments	0.98	0.86	0.52	0.98	0.28	(2.30)	0.99	0.86	0.52	0.99	0.28	(2.34)
Total from investment operations	1.10	1.12	0.81	1.32	0.66	(1.85)	1.06	1.04	0.72	1.25	0.60	(1.95)
Less Distributions:
Distributions from net investment income	(0.12)	(0.26)	(0.29)	(0.33)	(0.41)	(0.47)	(0.07)	(0.17)	(0.20)	(0.25)	(0.34)	(0.34)
Distributions from capital gains	–	–	–	–	–	(1.00)	–	–	–	–	–	(1.00)
Total distributions	(0.12)	(0.26)	(0.29)	(0.33)	(0.41)	(1.47)	(0.07)	(0.17)	(0.20)	(0.25)	(0.34)	(1.34)
Net increase (decrease) in net asset value	0.98	0.86	0.52	0.99	0.25	(3.32)	0.99	0.87	0.52	1.00	0.26	(3.29)
Net Asset Value at end of period	$13.52	$12.54	$11.68	$11.16	$10.17	$9.92	$13.60	$12.61	$11.74	$11.22	$10.22	$9.96
Total Return (%)2	8.844	9.69	7.32	13.15	7.07	(15.39)	8.454	8.89	6.47	12.35	6.24	(16.01)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$98,251	$86,952	$72,913	$73,040	$71,014	$70,095	$14,240	$14,387	$15,906	$18,511	$18,322	$28,156
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.105	1.10	1.10	1.10	1.27	1.29	1.855	1.85	1.85	1.85	2.04	2.04
After reimbursement of expenses by Adviser (%)	1.105	1.10	1.10	1.10	1.10	1.10	1.855	1.85	1.85	1.85	1.85	1.85
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.865	2.14	2.51	3.10	3.98	3.94	1.125	1.42	1.77	2.35	3.33	3.18
Portfolio Turnover (%)3	74	21	17	24	28	15	74	21	17	24	28	15

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
4	Not annualized.
5	Annualized.

	DIVERSIFIED INCOME FUND		DIVIDEND INCOME FUND
	CLASS C		CLASS Y
	Six Months Ended 4/30/13 (unaudited)	Inception to 10/31/121	Period Ended 4/30/13 (unaudited)7	Year Ended December 31,
				2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$12.61	$12.53	$17.90	$17.17	$17.50	$16.39	$13.29	$17.62
Income from Investment Operations:
Net investment income2	0.07	0.04	0.10	0.36	0.20	0.19	0.17	0.25
Net realized and unrealized gain (loss) on investments	0.99	0.08	2.56	1.50	0.10	1.11	3.10	(3.72)
Total from investment operations	1.06	0.12	2.66	1.86	0.30	1.30	3.27	(3.47)
Less Distributions:
Distributions from net investment income	(0.07)	(0.04)	(0.09)	(0.35)	(0.20)	(0.19)	(0.17)	(0.25)
Distributions from capital gains	–	–	–	(0.78)	(0.43)	–	–	(0.61)
Total distributions	(0.07)	(0.04)	(0.09)	(1.13)	(0.63)	(0.19)	(0.17)	(0.86)
Net increase (decrease) in net asset value	0.99	0.08	2.57	0.73	(0.33)	1.11	–	–
Net Asset Value at end of period	$13.60	$12.61	$20.47	$17.90	$17.17	$17.50	$16.39	$13.29
Total Return (%)3	8.455	0.945	14.895	10.86	1.73	8.02	24.82	(19.92)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,869	$924	$16,084	$13,263	$11,189	$12,256	$12,119	$10,139
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.846	1.836	1.106	1.17	1.25	1.24	1.25	1.24
After reimbursement of expenses by Adviser (%)	1.846	1.836	0.956	1.09	–	–	–	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.036	0.836	1.636	1.95	–	–	–	–
Portfolio Turnover (%)4	75	21	45	61	56	39	57	50

1	Commenced investment operations July 31, 2012.
2	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
3	Total return without applicable sales charge.
4	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
5	Not annualized.
6	Annualized.
7	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 4 months of information. See Note 12.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

	EQUITY INCOME FUND
	CLASS A				CLASS C
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,		Inception to 10/31/101	Six Months Ended 4/30/13 (unaudited)	Inception to 10/31/128
		2012	2011
Net Asset Value at beginning of period	$9.76	$9.76	$10.27	$10.00	$9.74	$9.66
Income from Investment Operations:
Net investment income (loss)2	0.007	0.007	0.007	(0.04)	(0.01)	0.007
Net realized and unrealized gain (loss) on investments	0.55	0.82	0.50	0.71	0.53	0.28
Total from investment operations	0.55	0.82	0.50	0.67	0.52	0.28
Less Distributions:
Distributions from net investment income	(0.20)	–	–	–	(0.20)	–
Distributions from capital gains	(0.31)	(0.82)	(1.01)	(0.40)	(0.31)	(0.20)
Total distributions	(0.51)	(0.82)	(1.01)	(0.40)	(0.51)	(0.20)
Net increase (decrease) in net asset value	0.04	–	(0.51)	0.27	0.01	0.08
Net Asset Value at end of period	$9.80	$9.76	$9.76	$10.27	$9.75	$9.74
Total Return (%)3	5.854	8.61	5.22	7.03	5.434	2.884
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$6,831	$6,297	$4,072	$2,886	$956	$527
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.255	1.24	1.25	1.25	2.005	1.965
After reimbursement of expenses by Adviser (%)	1.255	1.24	1.25	1.25	2.005	1.965
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	(0.14)5	(0.15)	(0.44)	(0.64)	(0.88)5	(0.89)5
Portfolio Turnover (%)6	394	84	107	58	394	84
1	Fund was seeded on October 31, 2009.
2	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
3	Total return without applicable sales charge.
4	Not annualized.
5	Annualized.
6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
7	Amounts represent less than $0.005 per share.
8	Commenced investment operations July 31, 2012.
9	Fund was seeded on July 31, 2012.

	EQUITY INCOME FUND
	CLASS Y				CLASS R6
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,		Inception to 10/31/101	Six Months Ended 4/30/13 (unaudited)	Inception to 10/31/129
		2012	2011
Net Asset Value at beginning of period	$9.82	$9.81	$10.29	$10.00	$9.82	$9.72
Income from Investment Operations:
Net investment income (loss)2	(0.02)	0.007	0.03	(0.04)	0.02	0.007
Net realized and unrealized gain (loss) on investments	0.60	0.84	0.50	0.73	0.56	0.30
Total from investment operations	0.58	0.84	0.53	0.69	0.58	0.30
Less Distributions:
Distributions from net investment income	(0.21)	(0.02)	–	–	(0.21)	–
Distributions from capital gains	(0.31)	(0.81)	(1.01)	(0.40)	(0.31)	(0.20)
Total distributions	(0.52)	(0.83)	(1.01)	(0.40)	(0.52)	(0.20)
Net increase (decrease) in net asset value	0.06	0.01	(0.48)	0.29	0.06	0.10
Net Asset Value at end of period	$9.88	$9.82	$9.81	$10.29	$9.88	$9.82
Total Return (%)3	6.094	8.73	5.51	7.23	6.134	3.074
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$48,320	$81,779	$63,395	$32,634	$109	$103
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.005	1.00	1.00	1.00	0.875	0.865
After reimbursement of expenses by Adviser (%)	1.005	1.00	1.00	1.00	0.875	0.865
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.125	0.09	(0.15)	(0.46)	0.245	0.175
Portfolio Turnover (%)6	394	84	107	58	394	844

1	Fund was seeded on October 31, 2009.
2	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
3	Total return without applicable sales charge.
4	Not annualized.
5	Annualized.
6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
7	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

	LARGE CAP VALUE FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$13.99	$12.42	$11.40	$10.57	$10.60	$16.91	$13.74	$12.21	$11.20	$10.38	$10.42	$16.61
Income from Investment Operations:
Net investment income1	0.11	0.21	0.18	0.12	0.20	0.28	0.08	0.16	0.12	0.06	0.19	0.27
Net realized and unrealized gain (loss) on investments	1.63	1.55	0.98	0.85	(0.01)	(6.30)	1.59	1.47	0.94	0.82	(0.08)	(6.29)
Total from investment operations	1.74	1.76	1.16	0.97	0.19	(6.02)	1.67	1.63	1.06	0.88	0.11	(6.02)
Less Distributions:
Distributions from net investment income	(0.20)	(0.19)	(0.14)	(0.14)	(0.22)	(0.19)	(0.10)	(0.10)	(0.05)	(0.06)	(0.15)	(0.07)
Distributions from capital gains	–	–	–	–	–	(0.10)	–	–	–	–	–	(0.10)
Total distributions	(0.20)	(0.19)	(0.14)	(0.14)	(0.22)	(0.29)	(0.10)	(0.10)	(0.05)	(0.06)	(0.15)	(0.17)
Net increase (decrease) in net asset value	1.54	1.57	1.02	0.83	(0.03)	(6.31)	1.57	1.53	1.01	0.82	(0.04)	(6.19)
Net Asset Value at end of period	$15.53	$13.99	$12.42	$11.40	$10.57	$10.60	$15.31	$13.74	$12.21	$11.20	$10.38	$10.42
Total Return (%)2	12.634	14.37	10.27	9.22	2.08	(36.17)	12.214	13.41	9.52	8.45	1.23	(36.59)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$62,446	$58,537	$54,271	$53,520	$54,242	$58,075	$5,467	$5,768	$7,199	$8,863	$9,637	$14,993
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.165	1.16	1.16	1.16	1.19	1.16	1.915	1.91	1.91	1.91	1.95	1.91
After reimbursement of expenses by Adviser (%)	1.165	1.16	1.16	1.16	1.18	1.16	1.915	1.91	1.91	1.91	1.94	1.91
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.455	1.51	1.44	1.07	2.00	1.87	0.715	0.79	0.70	0.31	1.36	1.11
Portfolio Turnover (%)3	154	25	39	70	86	55	154	25	39	70	86	55

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
4	Not annualized.
5	Annualized.

	LARGE CAP VALUE FUND						DISCIPLINED EQUITY FUND
	CLASS Y						CLASS Y
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,					Period Ended 4/30/13 (unaudited)6	Year Ended December 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$14.01	$12.44	$11.42	$10.58	$10.62	$16.93	$13.38	$12.68	$12.68	$11.66	$8.81	$13.78
Income from Investment Operations:
Net investment income1	0.12	0.22	0.23	0.15	0.18	0.22	0.05	0.16	0.12	0.07	0.01	0.09
Net realized and unrealized gain (loss) on investments	1.64	1.57	0.97	0.86	0.03	(6.20)	1.62	1.39	0.09	1.05	2.85	(4.80)
Total from investment operations	1.76	1.79	1.20	1.01	0.21	(5.98)	1.67	1.55	0.21	1.12	2.86	4.71
Less Distributions:
Distributions from net investment income	(0.24)	(0.22)	(0.18)	(0.17)	(0.25)	(0.23)	–	(0.16)	(0.12)	(0.07)	(0.01)	(0.09)
Distributions from capital gains	–	–	–	–	–	(0.10)	(0.12)	(0.69)	(0.09)	(0.03)	–	(0.17)
Total distributions	(0.24)	(0.22)	(0.18)	(0.17)	(0.25)	(0.33)	(0.12)	(0.85)	(0.21)	(0.10)	(0.01)	(0.26)
Net increase (decrease) in net asset value	1.52	1.57	1.02	0.84	(0.04)	(6.31)	1.55	0.70	–	1.02	2.85	4.97
Net Asset Value at end of period	$15.53	$14.01	$12.44	$11.42	$10.58	$10.62	$14.93	$13.38	$12.68	$12.68	$11.66	$8.81
Total Return (%)2	12.754	14.64	10.53	9.58	2.24	(35.97)	12.504	12.25	1.68	9.58	32.50	(34.20)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$101,784	$84,545	$78,344	$90,233	$80,167	$54,828	$193,612	$145,520	$164,230	$98,981	$41,450	$3,072
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.915	0.91	0.91	0.91	0.93	0.91	1.105	1.04	0.98	1.09	1.06	1.14
After reimbursement of expenses by Adviser (%)	0.915	0.91	0.91	0.91	0.93	0.91	0.955	0.95	0.96	0.99	0.96	1.06
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.695	1.76	1.69	1.31	2.12	2.07	1.095	1.16	0.96	0.78	0.60	0.80
Portfolio Turnover (%)3	154	25	39	70	86	55	414	29	57	40	62	63

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
4	Not annualized.
5	Annualized.
6	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 4 months of information. See Note 12.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

	DISCIPLINED EQUITY FUND - continued		INVESTORS FUND
	CLASS R6		CLASS Y
	Period Ended Ended 4/30/13 (unaudited)7	Inception to 12/31/126	Period Ended 4/30/13 (unaudited)7	Year Ended December 31,
				2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$13.38	$12.68	$18.56	$16.40	$16.55	$15.07	$11.31	$18.44
Income from Investment Operations:
Net investment income1	0.06	0.22	0.04	0.13	0.15	0.09	0.05	0.08
Net realized and unrealized gain (loss) on investments	1.61	1.36	2.35	2.17	(0.15)	1.48	3.76	(6.28)
Total from investment operations	1.67	1.58	2.39	2.30	–	1.57	3.81	(6.20)
Less Distributions:
Distributions from net investment income	–	(0.19)	–	(0.14)	(0.15)	(0.09)	(0.05)	(0.08)
Distributions from capital gains	(0.12)	(0.69)	–	–	–	–	–	(0.85)
Total distributions	(0.12)	(0.88)	–	(0.14)	(0.15)	(0.09)	(0.05)	(0.93)
Net increase (decrease) in net asset value	1.55	0.70	2.39	2.16	(0.15)	1.48	3.76	(7.13)
Net Asset Value at end of period	$14.93	$13.38	$20.95	$18.56	$16.40	$16.55	$15.07	$11.31
Total Return (%)2	12.504	5.64	12.884	14.05	–	10.44	33.73	(33.40)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,159	$3,007	$42,284	$35,176	$36,339	$42,882	$39,684	$28,030
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.775	0.775	1.105	1.05	0.99	0.99	1.00	1.05
After reimbursement of expenses by Adviser (%)	0.775	–	0.955	0.97	–	–	–	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.255	1.865	0.715	0.75	–	–	–	–
Portfolio Turnover (%)3	414	29	124	47	36	41	74	47

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
4	Not annualized.
5	Annualized.
6	Commenced investment operations February 29, 2012.
7	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 4 months of information. See Note 12.

	LARGE CAP GROWTH FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$17.18	$16.00	$15.20	$13.15	$11.07	$17.39	$15.61	$14.64	$13.99	$12.16	$10.30	$16.29
Income from Investment Operations:
Net investment income (loss)1	0.06	0.01	(0.01)	0.02	0.05	0.03	(0.01)	(0.12)	(0.13)	(0.08)	(0.02)	(0.11)
Net realized and unrealized gain (loss) on investments	1.76	1.17	0.83	2.08	2.05	(6.35)	1.59	1.09	0.78	1.91	1.88	(5.88)
Total from investment operations	1.82	1.18	0.82	2.10	2.10	(6.32)	1.58	0.97	0.65	1.83	1.86	(5.99)
Less Distributions:
Distributions from net investment income	(0.07)	–	(0.02)	(0.05)	(0.02)	–	(0.03)	–	–	–	–	–
Total distributions	(0.07)	–	(0.02)	(0.05)	(0.02)	–	(0.03)	–	–	–	–	–
Net increase (decrease) in net asset value	1.75	1.18	0.80	2.05	2.08	(6.32)	1.55	0.97	0.65	1.83	1.86	(5.99)
Net Asset Value at end of period	$18.93	$17.18	$16.00	$15.20	$13.15	$11.07	$17.16	$15.61	$14.64	$13.99	$12.16	$10.30
Total Return (%)2	10.614	7.38	5.39	15.96	18.99	(36.34)	10.144	6.63	4.65	15.05	18.06	(36.77)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$54,303	$49,824	$48,068	$48,389	$45,398	$38,538	$5,380	$5,731	$7,581	$9,698	$9,665	$13,580
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.205	1.20	1.20	1.20	1.31	1.34	1.955	1.95	1.95	1.95	2.07	2.10
After reimbursement of expenses by Adviser (%)	1.205	1.20	1.20	1.20	1.20	1.20	1.955	1.95	1.95	1.95	1.95	1.95
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	0.625	0.08	(0.05)	0.13	0.41	0.18	(0.10)5	(0.68)	(0.79)	(0.62)	(0.30)	(0.56)
Portfolio Turnover (%)3	334	71	77	79	105	141	334	71	77	79	105	141

1	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

	LARGE CAP GROWTH FUND - continued						MID CAP FUND
	CLASS Y						CLASS A	CLASS B
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,					Inception to 4/30/13 (unaudited)1	Inception to 4/30/13 (unaudited)1
		2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$17.33	$16.11	$15.30	$13.23	$11.14	$17.45	$8.41	$7.62
Income from Investment Operations:
Net investment income2	0.08	0.06	0.04	0.07	0.06	0.06	–	–
Net realized and unrealized gain (loss) on investments	1.77	1.18	0.82	2.08	2.07	(6.37)	0.25	0.22
Total from investment operations	1.85	1.24	0.86	2.15	2.13	(6.31)	0.25	0.22
Less Distributions:
Distributions from net investment income	(0.11)	(0.02)	(0.05)	(0.08)	(0.04)	–	–	–
Total distributions	(0.11)	(0.02)	(0.05)	(0.08)	(0.04)	–	–	–
Net increase (decrease) in net asset value	1.74	1.22	0.81	2.07	2.09	(6.31)	0.25	0.22
Net Asset Value at end of period	$19.07	$17.33	$16.11	$15.30	$13.23	$11.14	$8.66	$7.84
Total Return (%)3	10.734	7.72	5.63	16.26	19.26	(36.16)	2.974	2.894
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$62,549	$63,956	$61,122	$94,475	$106,390	$70,203	$52,541	$5,804
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.955	0.95	0.95	0.95	1.06	1.09	1.405	2.155
After reimbursement of expenses by Adviser (%)	0.955	0.95	0.95	0.95	0.95	0.95	1.405	2.155
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.915	0.33	0.22	0.38	0.63	0.45	(0.61)5	(1.36)5
Portfolio Turnover (%)6	334	71	77	79	105	141	64	64

1	For accounting purposes, the Mid Cap Fund Class A and B are treated as having commenced investment operations at the close of business on April 19, 2013. See Note 12.
2	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
3	Total return without applicable sales charge.
4	Not annualized.
5	Annualized.
6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

	MID CAP FUND
	CLASS Y						CLASS R6
	Period Ended 4/30/13 (unaudited)9	Year Ended December 31,					Period Ended 4/30/13 (unaudited)9	Inception to 12/31/127,8
		20126	20116	20106	20096	20086
Net Asset Value at beginning of period	$8.31	$7.45	$7.40	$6.11	$4.91	$8.23	$8.30	$7.42
Income from Investment Operations:
Net investment income (loss)1	–	–	(0.01)	(0.02)	(0.02)	(0.02)	0.01	0.08
Net realized and unrealized gain (loss) on investments	1.24	1.17	0.39	1.31	1.22	(3.01)	1.25	1.12
Total from investment operations	1.24	1.17	0.38	1.29	1.20	(3.03)	1.26	1.20
Less Distributions:
Distributions from net investment income	–	–	–	–	–	–	–	(0.01)
Distributions from capital gains	(0.74)	(0.31)	(0.33)	–	–	(0.29)	(0.74)	(0.31)
Total distributions	(0.74)	(0.31)	(0.33)	–	–	(0.29)	(0.74)	(0.32)
Net increase (decrease) in net asset value	0.50	0.86	0.05	1.29	1.20	(3.32)	0.52	0.88
Net Asset Value at end of period	$8.81	$8.31	$7.45	$7.40	$6.11	$4.91	$8.82	$8.30
Total Return (%)2	11.894	15.69	5.10	21.15	24.51	(36.61)	12.124	7.34
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$269,769	$168,428	$160,328	$159,413	$140,548	$88,964	$5,582	$4,856
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.145	1.20	1.25	1.25	1.26	1.26	0.775	0.765
After reimbursement of expenses by Adviser (%)	1.145	–	–	–	–	–	0.775	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	(0.08)5	0.00	(0.20)	(0.26)	(0.36)	(0.33)	0.315	1.195
Portfolio Turnover (%)3	64	28	32	57	63	76	64	28

1	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
4	Not annualized.
5	Annualized.
6
The financial highlights prior to the close of business on April 19, 2013 are those of the Madison Mosaic Mid Cap Fund, the accounting survivor of the reorganization of the Madison Mid Cap and Madison Mosaic Mid Cap Funds. The net asset values and other per share information of the Madison Mosaic Mid Cap Fund have been restated by the conversion ratio of 1.5634 for Class Y shares and 1.5696 for Class R6 shares to reflect those of the legal survivor of the reorganization, the Madison Mosaic Mid Cap Fund, which was renamed the Madison Mid Cap Fund after the reorganization.

7	Commenced investment operations February 29, 2012.
8
The financial highlights prior to April 19, 2013 are those of the Madison Mosaic Mid Cap Fund, the accounting survivor of the reorganization of the Madison Mid Cap and Madison Mosaic Mid Cap Funds. The net asset values and other per share information of the Madison Mosaic Mid Cap Fund have been restated by the conversion ratio of 1.5634 for Class Y shares and 1.5696 for Class R6 shares to reflect those of the legal survivor of the reorganization, the Madison Mosaic Mid Cap Fund, which was renamed the Madison Mid Cap Fund after the reorganization.

9	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 4 months of information. See Note 12.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

	SMALL CAP FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$11.81	$10.79	$9.93	$8.24	$7.29	$10.36	$11.45	$10.55	$9.78	$8.18	$7.24	$10.29
Income from Investment Operations:
Net investment income (loss)1	0.04	0.06	0.04	0.006	0.03	0.22	(0.01)	(0.02)	(0.06)	(0.07)	(0.02)	0.03
Net realized and unrealized gain (loss) on investments	1.72	1.31	0.86	1.70	0.94	(3.07)	1.69	1.27	0.86	1.67	0.94	(2.91)
Total from investment operations	1.76	1.37	0.90	1.70	0.97	(2.85)	1.68	1.25	0.80	1.60	0.92	(2.88)
Redemption Fees (see Note 2)	–	–	0.01	–	–	–
Less Distributions:
Distributions from net investment income	(0.09)	–	(0.05)	(0.01)	(0.02)	(0.05)	(0.02)	–	(0.03)	–	–	–
Distributions from capital gains	(0.55)	(0.35)	–	–	–	(0.17)	(0.55)	(0.35)	–	–	–	(0.17)
Total distributions	(0.64)	(0.35)	(0.05)	(0.01)	(0.02)	(0.22)	(0.57)	(0.35)	(0.03)	–	–	(0.17)
Net increase (decrease) in net asset value	1.12	1.02	0.86	1.69	0.95	(3.07)	1.11	0.90	0.77	1.60	0.94	(3.05)
Net Asset Value at end of period	$12.93	$11.81	$10.79	$9.93	$8.24	$7.29	$12.56	$11.45	$10.55	$9.78	$8.18	$7.24
Total Return (%)2	15.513	13.08	9.12	20.60	13.30	(28.02)	15.223	12.21	8.20	19.56	12.98	(28.38)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$5,257	$3,941	$3,201	$2,540	$1,301	$883	$384	$318	$266	$262	$100	$67
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.504	1.50	1.50	1.50	2.85	2.18	2.244	2.25	2.25	2.25	11.03	7.88
After reimbursement of expenses by Adviser (%)	1.504	1.50	1.50	1.50	1.50	1.50	2.244	2.25	2.25	2.25	2.25	2.25
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.604	0.53	0.33	0.04	0.50	0.56	(0.12)4	(0.22)	(0.42)	(0.72)	(0.22)	(0.19)
Portfolio Turnover (%)5	183	15	15	40	21	55	183	15	15	40	21	55

1	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
6	Amounts represent less than $0.005 per share.

	SMALL CAP FUND
	CLASS Y
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$11.82	$10.77	$9.91	$8.22	$7.31	$10.37
Income from Investment Operations:
Net investment income1	0.04	0.10	0.07	0.03	0.05	0.06
Net realized and unrealized gain (loss) on investments	1.74	1.30	0.85	1.69	0.92	(2.88)
Total from investment operations	1.78	1.40	0.92	1.72	0.97	(2.82)
Less Distributions:
Distributions from net investment income	(0.12)	–	(0.06)	(0.03)	(0.06)	(0.07)
Distributions from capital gains	(0.55)	(0.35)	–	–	–	(0.17)
Total distributions	(0.67)	(0.35)	(0.06)	(0.03)	(0.06)	(0.24)
Net increase (decrease) in net asset value	1.11	1.05	0.86	1.69	0.91	(3.06)
Net Asset Value at end of period	$12.93	$11.82	$10.77	$9.91	$8.22	$7.31
Total Return (%)2	15.723	13.39	9.29	20.90	13.53	(27.71)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$19,711	$13,808	$17,039	$29,240	$20,389	$13,453
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.254	1.25	1.25	1.25	1.52	1.61
After reimbursement of expenses by Adviser (%)	1.254	1.25	1.25	1.25	1.25	1.25
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.824	0.77	0.69	0.29	0.77	0.81
Portfolio Turnover (%)5	183	15	15	40	21	55

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

	NORTHROAD INTERNATIONAL FUND
	CLASS Y					CLASS R6
	Period Ended 4/30/13 (unaudited)9	Year Ended December 31,				Period Ended 4/30/13 (unaudited)9	Inception to 12/31/121
		2012	2011	20107	20097
Net Asset Value at beginning of period	$10.39	$9.28	$13.30	$11.92	$10.00	$10.39	$9.28
Income from Investment Operations:
Net investment income (loss) 1	0.09	0.19	0.04	0.008	(0.03)	0.10	0.19
Net realized and unrealized gain (loss) on investments	0.81	1.09	(1.03)	2.20	3.01	0.80	1.11
Total from investment operations	0.90	1.28	(0.99)	2.20	2.98	0.90	1.30
Less Distributions:
Distributions from net investment income	–	(0.17)	(0.04)	0.008	–	–	(0.19)
Distributions from capital gains	–	–	(2.99)	(0.82)	(1.06)	–	–
Total distributions	–	(0.17)	(3.03)	(0.82)	(1.06)	–	(0.19)
Net increase (decrease) in net asset value	0.90	1.11	(4.02)	1.38	1.92	0.90	1.11
Net Asset Value at end of period	$11.29	$10.39	$9.28	$13.30	$11.92	$11.29	$10.39
Total Return (%)2	8.664	13.76	(6.43)	18.42	29.66	8.664	6.70
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$31,052	$28,856	$1,621	$1,763	$1,056	$12	$11
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.175	1.15	1.20	1.25	1.24	0.855	0.835
After reimbursement of expenses by Adviser (%)	1.175	–	–	–	–	0.855	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.535	1.94	0.43	0.02	(0.31)	2.855	2.335
Portfolio Turnover (%)6	44	12	129	61	74	44	12

1	Commenced investment operations February 29, 2012.
2	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
3	Total return without applicable sales charge.
4	Not annualized.
5	Annualized.
6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
7	Prior to June 30, 2011, the NorthRoad International Fund was known as the Small/Mid-Cap Fund. Inception of the fund was December 31, 2008 with an effective date of January 1, 2009.
8	Amounts represent less than $0.005 per share.
9	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 4 months of information. See Note 12.

	INTERNATIONAL STOCK FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,					Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$10.81	$10.12	$10.58	$9.94	$8.47	$17.05	$10.58	$9.92	$10.39	$9.76	$8.33	$16.79
Income from Investment Operations:
Net investment income1	0.10	0.14	0.16	0.12	0.15	0.23	0.07	0.09	0.08	0.05	0.14	0.18
Net realized and unrealized gain (loss) on investments	1.41	0.76	(0.47)	0.77	1.69	(6.06)	1.37	0.72	(0.47)	0.75	1.60	(6.01)
Total from investment operations	1.51	0.90	(0.31)	0.89	1.84	(5.83)	1.44	0.81	(0.39)	0.80	1.74	(5.83)
Redemption Fee (see Note 2)	0.006	–	0.006	–	–	–	–	–	–	–	–	–
Less Distributions:
Distributions from net investment income	(0.13)	(0.21)	(0.15)	(0.25)	(0.16)	(0.24)	(0.06)	(0.15)	(0.08)	(0.17)	(0.10)	(0.12)
Distributions from capital gains	–	–	–	–	(0.21)	(2.51)	–	–	–	–	(0.21)	(2.51)
Total distributions	(0.13)	(0.21)	(0.15)	(0.25)	(0.37)	(2.75)	(0.06)	(0.15)	(0.08)	(0.17)	(0.31)	(2.63)
Net increase (decrease) in net asset value	1.38	0.69	(0.46)	0.64	1.47	(8.58)	1.38	0.66	(0.47)	0.63	1.43	(8.46)
Net Asset Value at end of period	$12.19	$10.81	$10.12	$10.58	$9.94	$8.47	$11.96	$10.58	$9.92	$10.39	$9.76	$8.33
Total Return (%)2	14.043	9.23	(3.00)	9.01	22.82	(40.46)	13.613	8.39	(3.77)	8.26	21.91	(40.95)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$22,928	$21,002	$20,763	$23,505	$23,094	$19,040	$3,073	$3,206	$3,872	$4,854	$5,109	$6,237
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.604	1.60	1.60	1.60	1.73	1.93	2.354	2.35	2.35	2.35	2.49	2.69
After reimbursement of expenses by Adviser (%)	1.604	1.60	1.60	1.60	1.60	1.60	2.354	2.35	2.35	2.35	2.35	2.35
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.584	1.35	1.45	1.19	1.81	1.67	0.764	0.59	0.72	0.43	1.09	1.04
Portfolio Turnover (%)5	253	41	44	52	82	69	253	41	44	52	82	69

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
6	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Financial Highlights for a Share of Beneficial Interest Outstanding

	INTERNATIONAL STOCK FUND - continued
	CLASS Y
	Six Months Ended 4/30/13 (unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value at beginning of period	$10.82	$10.13	$10.59	$9.95	$8.48	$17.08
Income from Investment Operations:
Net investment income1	0.09	0.18	0.21	0.22	0.16	0.31
Net realized and unrealized gain (loss) on investments	1.43	0.75	(0.49)	0.69	1.70	(6.12)
Total from investment operations	1.52	0.93	(0.28)	0.91	1.86	(5.81)
Less Distributions:
Distributions from net investment income	(0.15)	(0.24)	(0.18)	(0.27)	(0.18)	(0.28)
Distributions from capital gains	–	–	–	–	(0.21)	(2.51)
Total distributions	(0.15)	(0.24)	(0.18)	(0.27)	(0.39)	(2.79)
Net increase (decrease) in net asset value	1.37	0.69	(0.46)	0.64	1.47	(8.60)
Net Asset Value at end of period	$12.19	$10.82	$10.13	$10.59	$9.95	$8.48
Total Return (%)2	14.173	9.61	(2.85)	9.28	23.25	(40.41)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$28,802	$23,294	$44,358	$74,421	$120,187	$81,569
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.354	1.35	1.35	1.35	1.47	1.68
After reimbursement of expenses by Adviser (%)	1.354	1.35	1.35	1.35	1.35	1.35
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.864	1.36	1.70	1.42	2.07	2.25
Portfolio Turnover (%)5	253	41	44	52	82	69

1	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2013

Notes to the Financial Statements (unaudited

1. ORGANIZATION

Madison Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end, management investment company. As of the date of this report, the Trust offers twenty two funds (individually, a "Fund," collectively, the "Funds"). Effective in February 2013, the Funds, which were formerly known as MEMBERS Mutual Funds, were re-named Madison Funds. Effective after market close April 19, 2013, based on approval granted at a meeting held March 27, 2013 by the shareholders of each respective Madison Mosaic Fund (identified as "Old Fund" in Note 12 below and collectively referred to as "Madison Mosaic Funds"), each Madison Mosaic Fund reorganized into a corresponding series of Madison Funds (referred to as "New Fund" in Note 12). The Madison Mosaic Mid-Cap Fund was the accounting survivor of its reorganization with the Madison Mid Cap Fund (see discussion in Note 12).

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the "Investment Adviser"). The Investment Adviser, in turn, has entered into subadvisory agreements with certain subadvisers ("Subadvisers") for the management of the investments of the High Income Fund, Small Cap Fund, NorthRoad International Fund and the International Stock Fund. The accompanying financial statements include the Cash Reserves, Tax-Free Virginia, Tax-Free National, Government Bond, High Quality Bond, Core Bond, Corporate Bond, High Income, Diversified Income, Dividend Income, Equity Income, Large Cap Value, Disciplined Equity, Investors, Large Cap Growth, Mid Cap, Small Cap, NorthRoad International and International Stock Funds (collectively, the "Core Funds"), and the Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds (collectively, the "Allocation Funds"). The Tax-Free Virginia Fund invests solely in securities exempt from both federal and Virginia state income taxes, while the Tax-Free National Fund invests in securities exempt from federal taxes (collectively, the "Tax-Free Funds").

The Cash Reserves Fund offers two classes of shares: Class A and B. The High Income, Large Cap Value, Large Cap Growth, Small Cap, and International Stock Funds offer three classes of shares: Class A, B and Y. The Diversified Income Fund and Allocation Funds offer three classes of shares: Class A, B and C. The Core Bond Fund and Mid Cap Fund offer four classes of shares: Class A, B, Y and R6. The Equity Income Fund offers four classes of shares: Class A, C, Y and R6. The Disciplined Equity and NorthRoad International Funds offer two classes of shares: Class Y and R6. The Tax-Free Virginia, Tax-Free National, Government Bond, High Quality Bond, Corporate Bond, Dividend Income and Investors offer one class of shares: Class Y. Each class of shares represents an interest in the assets of the respective Fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of Fund level expenses, is subject to its own sales charges, if any, and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that class and other class-specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Securities and other investments are valued as follows: Equity securities, including American Depository Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments. Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market has been reduced as a result of overall economic conditions and credit tightening. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Total net assets are determined by adding the current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Because the assets of the Allocation Fund consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAVs of the underlying funds. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Pricing Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).

All other securities for which either quotations are not readily available, no other sales have occurred, or in the opinion of the Investment Adviser, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When

Madison Funds |  Notes to Financial Statements - continued | April 30, 2013

fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. Because the Allocation Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of these funds. However, an underlying fund may need to "fair" value one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A Fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated at as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each Fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with members of the Federal Reserve System and with "primary dealers" in U.S. Government securities. As of April 30, 2013, no funds had open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Funds’ custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience one of the following: delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

In April 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-03 "Reconsideration of Effective Control of Repurchase Agreements." ASU 2011-03 is an amendment to Topic 860 "Transfers and Servicing." These amendments simplify the accounting for repurchase agreements by eliminating the requirement that the transferor demonstrate it has adequate collateral to fund substantially all the cost of purchasing replacement assets. As a result, more arrangements could be accounted for as secured borrowings rather than sales. The guidance applies to public and nonpublic companies and is effective for interim and annual reporting periods beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Funds have adopted the guidance and have determined that the updated standards have no material impact on the Funds’ financial statements.

Foreign Currency Transactions: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

Each Fund, except the Cash Reserves Fund and the Tax-Free Funds, which can only invest in U.S. dollar-denominated foreign money market securities, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Only the International Stock Fund had net realized losses associated with currency transactions, and that amount of $23,993 is included in the Statements of Operations under the heading "Net realized gain (loss) on investments" for that Fund.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each Fund, except the Cash Reserves Fund and the Tax-Free Funds, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Realized and unrealized gains and losses are included in the Statements of Operations. As of April 30, 2013, none of the Funds had open forward foreign currency exchange contracts.

If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will be required to place cash or other liquid assets in a segregated account with the Fund’s custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Cash Reserves Fund, which limits the investment in illiquid securities to 5% of net assets. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the fund values it. At April 30, 2013, investments in securities of the Core Bond, Corporate Bond and Diversified Income Funds included illiquid issues. The aggregate values of illiquid securities held by the Core Bond, Corporate

Madison Funds |  Notes to Financial Statements (unaudited) – continued | April 30, 2013

Bond and Diversified Income Funds were $3,124,595, $406,750 and $2,049,837 respectively, which represent 2.5%, 2.0% and 1.8% of net assets, respectively. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at April 30, 2013, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Acquisition Cost
Core Bond Fund
AbbVie Inc.	11/05/12	$ 99,513
American Association of Retired Persons	5/16/02	785,723
ERAC USA Finance LLC	12/16/04	621,975
WM Wrigley Jr. Co.	6/21/10	1,239,945
		$2,747,156
Corporate Bond Fund
AbbVie Inc.	11/05/12	$ 398,053
		$ 398,053
Diversified Income Fund
AbbVie Inc.	11/05/12	$ 298,539
American Association of Retired Persons	5/16/02	785,723
ERAC USA Finance LLC	12/16/04	351,551
WM Wrigley Jr. Co.	6/21/10	279,988
		$1,715,801

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or other liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of April 30, 2013, only the High Income Fund had delayed delivery securities.

Redemption Fees: Effective February 28, 2013, the Small Cap and the International Stock Funds discontinued deducting a fee of 2% from redemption proceeds on Class A and Class B shares held 30 calendar days or less. Redemption fees are treated as additional paid-in capital to the Fund from which the shares are redeemed and are designed to help offset any costs associated with short-term shareholder trading.

Fair Value Measurements: Each Fund has adopted the FASB guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended April 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. As of April 30, 2013, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Fund	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 4/30/13
Conservative Allocation	$ 68,953,868	$ –	$ –	$ 68,953,868
Moderate Allocation	138,903,091	–	–	138,903,091
Aggressive Allocation	51,313,146	–	–	51,313,146
Cash Reserves1	772,731	25,815,213	–	26,587,944
Tax-Free Virginia
Municipal Bonds	–	24,495,606	–	24,495,606
Tax-Free National
Municipal Bonds	–	30,641,659	–	30,641,659
Government Bond
Mortgage Backed	–	505,019	–	505,019
U.S. Government and Agency Obligations	–	4,682,932	–	4,682,932
Short-Term Investments	99,742	–	–	99,742
	99,742	5,187,951	–	5,287,693
High Quality Bond
Corporate Notes and Bonds	–	49,551,390	–	49,551,390
U.S. Government and Agency Obligations	–	57,042,281	–	57,042,281
Short-Term Investments	995,128	–	–	995,128
	995,128	106,593,671	–	107,588,799
Core Bond
Asset Backed	–	921,997	–	921,997
Corporate Notes and Bonds	–	29,273,608	–	29,273,608
Mortgage Backed	–	14,888,257	–	14,888,257
U.S. Government and Agency Obligations	–	76,956,596	–	76,956,596
Short-Term Investments	3,959,479	–	–	3,959,479
	3,959,479	122,040,458	–	125,999,937
Corporate Bond Fund
Corporate Notes and Bonds	–	19,165,911	–	19,165,911
Short-Term Investments	786,942	–	–	786,942
	786,942	19,165,911	–	19,952,853
High Income
Corporate Notes and Bonds	–	53,748,103	–	53,748,103
Short-Term Investments	1,271,804	–	–	1,271,804
	1,271,804	53,748,103	–	55,019,907
Diversified Income
Common Stocks	66,764,606	–	–	66,764,606
Asset Backed	–	100,290	–	100,290
Corporate Notes and Bonds	–	15,123,655	–	15,123,655
Mortgage Backed	–	8,833,572	–	8,833,572
U.S. Government and Agency Obligations	–	19,070,459	–	19,070,459
Short-Term Investments	5,064,246	–	–	5,064,246
	71,828,852	43,127,976	–	114,956,828

Madison Funds |  Notes to Financial Statements - continued | April 30, 2013

Fund	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 4/30/13
Dividend Income
Common Stocks	$ 15,554,958	$ –	$ –	$ 15,554,958
Short-Term Investments	338,665	–	–	338,665
	15,893,623	–	–	15,893,623
Equity Income
Assets:
Common Stocks	44,465,445	–	–	44,465,445
Exchange Traded	2,851,720	–	–	2,851,720
U.S. Government and Agency Obligations	–	5,999,430	–	5,999,430
Short-Term Investments	3,367,388	–	–	3,367,388
	50,684,553	5,999,430	–	56,683,983
Liabilities:
Options Written	1,625,672	–	–	1,625,672

Large Cap Value
Common Stocks	162,101,840	–	–	162,101,840
Short-Term Investments	7,005,978	–	–	7,005,978
	169,107,818	–	–	169,107,818
Disciplined Equity
Common Stocks	177,479,525	–	–	177,479,525
U.S. Government and Agency Obligations	–	4,749,913	–	4,749,913
Short-Term Investments	14,313,213	–	–	14,313,213
	191,792,738	4,749,913	–	196,542,651
Investors
Common Stocks	38,002,154	–	–	38,002,154
U.S. Government and Agency Obligations	–	1,374,963	–	1,374,963
Short-Term Investments	2,890,459	–	–	2,890,459
	40,892,613	1,374,963	–	42,267,576
Large Cap Growth
Common Stock	110,062,989	–	–	110,062,989
Short-Term Investments	12,404,380	–	–	12,404,380
	122,467,369	–	–	122,467,369
Mid Cap
Common Stocks	307,990,866	–	–	307,990,866
Short-Term Investments	26,211,574	–	–	26,211,574
	334,202,440	–	–	334,202,440
Small Cap
Common Stocks	24,313,216	–	–	24,313,216
Short-Term Investments	1,049,262	–	–	1,049,262
	25,362,478	–	–	25,362,478
NorthRoad International
Common Stocks
Australia	538,970	–	–	538,970
Brazil	730,745	–	–	730,745
China	589,704	–	–	589,704
France	3,774,201	–	–	3,774,201
Germany	1,603,047	–	–	1,603,047
Ireland	645,644	–	–	645,644
Israel	616,814	–	–	616,814
Italy	805,120	–	–	805,120
Japan	2,698,201	–	–	2,698,201
Netherlands	1,584,472	–	–	1,584,472
Sweden	666,845	–	–	666,845
Switzerland	6,667,137	–	–	6,667,137
United Kingdom	8,190,554	–	–	8,190,554
Short-Term Investments	1,831,584	–	–	1,831,584
	30,943,038	–	–	30,943,038
International Stock
Common Stocks
Australia	–	1,321,688	–	1,321,688
Belgium	–	1,889,863	–	1,889,863
Brazil	–	590,898	–	590,898
Britain	–	408,127	–	408,127
Canada	–	2,042,255	–	2,042,255
Denmark	–	504,419		504,419
Finland	–	801,623	–	801,623
France	–	4,537,706	–	4,537,706
Germany	–	4,196,150	–	4,196,150
Indonesia	626,825	–		626,825
Ireland	502,744	–	–	502,744

Fund	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 4/30/13
International Stock - continued
Common Stocks - continued
Italy	$ –	$ 1,463,713	$ –	$ 1,463,713
Japan	–	10,168,041	–	10,168,041
Mexico	–	327,364	–	327,364
New Zealand	–	411,604	–	411,604
Norway	–	444,006	–	444,006
Philippines	–	748,541	–	748,541
Russia	–	760,898	–	760,898
South Africa	–	614,218	–	614,218
South Korea	–	1,040,086	–	1,040,086
Spain	–	1,567,645	–	1,567,645
Sweden	–	2,316,755	–	2,316,755
Switzerland	–	3,762,023	–	3,762,023
Thailand	–	572,808	–	572,808
Turkey	–	750,126	–	750,126
United Kingdom	–	11,345,624	–	11,345,624
Short-Term Investments	1,069,847	–	–	1,069,847
	$ 2,199,416	$ 52,586,181	$ –	$ 54,785,597

1 At April 30, 2013 all Level 2 securities held are Short-Term Investments. See respective Portfolio of Investments.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative instruments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a Fund’s financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Equity Income Fund by location as presented on the Statement of Assets and Liabilities as of April 30, 2013:

Statement of Asset & Liability Presentation of Fair Values of Derivative Instruments
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	–	–	Options written	$1,625,672

The following table presents the effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2013:

Derivatives not accounted for as hedging Instruments	Realized Gain on Derivatives:	Change in Unrealized Depreciation on Derivatives
Equity contracts	$3,315,071	($805,259)

Management has determined that there is no impact on the financial statements of the other Funds held in the Trust as they currently do not hold derivative financial instruments.

New Accounting Pronouncement: In December 2011, the International Accounting Standards Board (IASB) and the FASB issued ASU 2011-11 "Disclosures about Offsetting Assets and Liabilities." These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods

Madison Funds |  Notes to Financial Statements (unaudited) – continued | April 30, 2013

within those annual periods. The Investment Adviser is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

3. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

Advisory Agreement. For its investment advisory services to the Funds, the Investment Adviser is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows:

Fund	Management Fee	Fund	Management Fee
Conservative Allocation	0.20%	Diversified Income	0.65%
Moderate Allocation	0.20%	Dividend Income	0.75%
Aggressive Allocation	0.20%	Equity Income	0.85%
Cash Reserves	0.40%	Large Cap Value	0.55%
Tax-Free Virginia	0.50%	Disciplined Equity	0.75%
Tax-Free National	0.50%	Investors Fund	0.75%
Government Bond	0.40%	Large Cap Growth	0.75%
High Quality Bond	0.30%	Mid Cap	0.75%
Core Bond	0.50%	Small Cap	1.00%
Corporate Bond	0.40%	NorthRoad International	0.80%
High Income	0.55%	International Stock	1.05%

The Cash Reserves, Core Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap, Small Cap, and International Stock Funds’ advisory fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion. The Investors Fund advisory fee is 0.75% on the first $100 million of assets, and 0.60% on assets in excess of $100 million. The Investment Adviser is solely responsible for the payment of all fees to the Subadvisers. The Subadvisers for the Funds at April 30, 2013, are Shenkman Capital Management, Inc. for the High Income Fund, Wellington Management Company, LLP for the Small Cap Fund, NorthRoad Capital Management, LLC for the NorthRoad International Fund and Lazard Asset Management LLC for the International Stock Fund.

The Investment Adviser may from time to time contractually or voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, the Investment Adviser has contractually agreed to waive a portion of advisory fees on the Cash Reserves Fund Class A Shares and Class B Shares until at least May 1, 2014 for the purpose of maintaining a one-day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the period ended April 30, 2013, the waivers totaled $25,069 for Class A Shares and $1,606 for Class B Shares and are reflected as fees waived in the accompanying Statement of Operations. A portion of the Government Bond, Dividend Income and Investor’s Fund’s advisory fee (0.10%) is being waived by the Investment Adviser until at least May 1, 2014. For the period ended April 30, 2013, the waivers totaled $6,865 for Government Bond, $4,831 for Dividend Income, and $12,780 for the Investors Fund, and are reflected as fees waived in the accompanying Statement of Operations. The Investment Adviser does not have the right to recoup any of these waived fees.

Services Agreement. The Investment Adviser provides or arranges for each Fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows:

Fund	Service Fee	Fund	Service Fee
Conservative Allocation	0.25%	Diversified Income	0.20%
Moderate Allocation	0.25%	Dividend Income	0.35%
Aggressive Allocation	0.25%	Equity Income1	0.15%
Cash Reserves	0.15%	Large Cap Value	0.36%
Tax-Free Virginia	0.35%	Disciplined Equity1	0.35%
Tax-Free National	0.35%	Investors	0.35%
Government Bond	0.25%	Large Cap Growth	0.20%
High Quality Bond	0.19%	Mid Cap1	0.40%
Core Bond1	0.15%	Small Cap	0.25%
Corporate Bond	0.25%	NorthRoad International1	0.35%
High Income	0.20%	International Stock	0.30%
1The annual service fee for Class R6 shares is 0.02%.

The direct expenses of the Funds’ Independent Trustees and independent auditors are paid out of this fee on behalf of the Funds.

The Investment Adviser may from time to time contractually or voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, the Investment Adviser has contractually agreed to waive a portion of service agreement fees on the Cash Reserves Fund Class A Shares and Class B Shares until at least May 1, 2014 for the purpose of maintaining a one-day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the period ended April 30, 2013, the waivers totaled $1,846 for Class A Shares and $116 for Class B Shares and are reflected as fees waived in the accompanying Statement of Operations. A portion of the Dividend Income and Investors Funds’ annual service fee (0.05%), and a portion of the Disciplined Equity Fund Class Y (0.15%) is being waived by the Investment Adviser until at least May 1, 2014. The waived amounts totaled $2,415, $83,256 and $6,390, respectively, and are reflected as fees waived in the accompanying Statement of Operations. The Investment Adviser does not have the right to recoup any of these waived fees.

Distribution Agreement. MFD Distributor, LLC ("MFD") serves as distributor of the Funds. The Trust adopted distribution and/or service plans (the "Plans") with respect to the Trust’s Class A, B, and C shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, the Trust will pay service fees to MFD for Class A, Class B, and Class C shares at an aggregate annual rate of 0.25% of each Fund’s daily net assets attributable to the respective class of shares for all Funds except the Cash Reserves Fund. The Trust will also pay distribution fees to MFD for Class B and Class C shares at an aggregate annual rate of 0.75% of each Fund’s daily net assets attributable to their respective classes. The distribution fees are used to reimburse MFD for its distribution expenses with respect to Class B and Class C only, including but not limited to: (1) initial and ongoing sales compensation to selling brokers and others engaged in the sale of Fund shares, (2) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares, and (3) interest expenses on unreimbursed distribution expenses. The service fees are used by MFD to compensate selling brokers and others for providing personal and account maintenance services to shareholders. Fees incurred by the Funds under the Plans are detailed in the Statement of Operations.

Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Funds. Rather, they are deduced from the proceeds of sales of Fund shares prior to investment (Class A shares) or from redemption proceeds prior to remittance (Class A, B and C shares), as applicable. MFD, in turn, uses a portion of these fees to pay financial advisors who sell Fund shares, as disclosed in the prospectus. The sales charges and CDSC collected from shareholders in this manner are presented in the "Amount Collected" section of the table below. The amounts retained by MFD (and not paid to financial advisors who sell Fund shares) are shown in the "Amount Retained" section. The amounts collected and retained for the period November 1, 2012 through April 30, 2013, were as follows:

	Amount Collected			Amount Retained
Fund	Class A	Class B	Class C	Class A	Class B	Class C
Conservative Allocation	$ 87,805	$ 7,487	$ 42	$11,276	$ 7,487	$ 42
Moderate Allocation	176,690	25,804	108	20,960	25,804	108
Aggressive Allocation	87,013	7,712	–	10,414	7,712	–
Cash Reserves	–	1,404	–	–	1,404	–
Core Bond	73,695	4,331	–	9,178	4,331	–
High Income	48,936	1,128	–	5,909	1,128	–
Diversified Income	225,594	5,755	1,098	28,905	5,755	1,098
Equity Income	18,907	–	318	2,169	–	–
Large Cap Value	29,922	3,125	–	3,202	3,125	–
Large Cap Growth	26,786	3,360	–	3,021	3,360	–
Mid Cap	30,640	2,672	–	3,340	2,672	–
Small Cap	5,501	35	–	512	35	–
International Stock	13,519	559	–	1,389	559	–

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, MFD waived a portion of 12b-1 fees on

Madison Funds |  Notes to Financial Statements (unaudited) – continued | April 30, 2013

the Cash Reserves Fund Class B Shares for the purpose of maintaining a one-day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the period ended April 30, 2013, the waivers totaled $3,013 and are reflected as fees waived in the accompanying Statement of Operations. MFD does not have the right to recoup these waived fees.

Officers and Trustees: Certain officers and trustees of the Funds are also officers of the Investment Adviser. The Funds do not compensate their officers or affiliated trustees. Unaffiliated trustees receive from the Trust an attendance fee for each Board or Committee meeting attended, with additional remuneration paid to the Audit Committee and Nominating and Governance Committee chairpersons. Fees paid to the Trustees reduce the fees paid to the Investment Adviser pursuant to the Services Agreement as described above.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, the Cash Reserves Fund declares dividends, if any, daily and reinvests monthly. The Tax-Free Virginia Fund, Tax-Free National Fund, Government Bond Fund, Core Bond Fund, Corporate Bond Fund, High Income Fund and Diversified Income Fund declare and reinvest dividends, if any, monthly. The Conservative Allocation, High Quality Fund, Dividend Income Fund and Equity Income Funds declare and reinvest dividends, if any, quarterly. The Moderate Allocation, Aggressive Allocation, Large Cap Value Fund, Disciplined Equity Fund, Investors Fund, Large Cap Growth Fund, Mid Cap Fund, Small Cap Fund, NorthRoad International Fund and the International Stock Fund declare and reinvest dividends, if any, annually. The Funds distribute net realized gains from investment transactions, if any, to shareholders annually.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

5. SECURITIES TRANSACTIONS

For the period ended April 30, 2013, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$ –	$ –	$19,396,109	$14,315,125
Moderate Allocation	–	–	33,595,896	31,217,702
Aggressive Allocation	–	–	13,728,748	12,158,935
Virginia	–	–	1,387,276	1,193,915
National	–	–	1,327,998	1,129,195
Government Bond	353,858	555,797	–	–
High Quality Bond	21,796,353	13,311,824	–	6,388,430
Core Bond	2,796,786	12,392,612	1,747,672	1,156,199
Corporate Bond	–	–	1,355,065	932,174
High Income	–	–	5,402,912	33,780,956
Diversified Income	4,594,753	2,358,914	9,528,572	4,985,912
Dividend Income	–	–	1,278,062	590,123
Equity Income	–	–	25,802,263	51,593,462
Large Cap Value	–	–	27,732,926	21,785,222
Disciplined Equity	–	–	79,142,877	67,578,991
Investors	–	–	4,987,845	4,540,123
Large Cap Growth	–	–	38,132,320	55,109,775
Mid Cap	–	–	13,037,522	22,178,933
Small Cap	–	–	7,430,310	3,727,842
NorthRoad International	–	–	1,230,327	3,167,934
International Stock	–	–	14,828,482	12,506,296

6. COVERED CALL AND PUT OPTIONS

The Equity Income Fund will pursue its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered call options. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the Fund by providing protection from declining stock prices.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss.

Transactions in option contracts during the period ended April 30, 2013 were as follows:
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	11,860	$2,501,562
Options written during the period	24,772	3,943,169
Options closed during the period	(8,176)	(1,432,766)
Options exercised during the period	(9,133)	(1,663,370)
Options expired during the period	(10,636)	(1,853,847)
Options outstanding, end of period	8,687	$1,494,748

7. FOREIGN SECURITIES

Each Fund, other than the Tax-Free Funds, may invest in foreign securities; however, the Cash Reserves Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities ("foreign issuers"); (ii) principally traded outside of the U.S.; and (iii) quoted or denominated in a foreign currency ("non-dollar securities"). Foreign securities include American Depositary Receipts, European Depositary Receipts ("EDRs"), Global Depositary Receipts, Swedish Depositary Receipts ("SDRs") and foreign money market securities. Certain of the Funds have reclaim receivable balances, in which the Funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the Funds and are reflected in Other Assets on the Statement of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

8. SECURITIES LENDING

The Core Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Midcap and International Stock Funds have entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statement of Operations. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

Madison Funds |  Notes to Financial Statements (unaudited) – continued | April 30, 2013

At April 30, 2013, a moratorium on securities lending imposed by the Board of Trustees was in place and as such, none of the Funds had securities out on loan.

9. FEDERAL INCOME TAX INFORMATION

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Modernization Act") modernized several of the federal Income and excise tax provisions related to RIC’s. The Modernization Act contains simplification provisions which are aimed to preventing disqualification of a RIC for "inadvertent" failures of the asset diversification and /or qualifying income tests. These changes are effective for tax years ending after December 22, 2010. Additionally, the Modernization Act allows capital losses to be carried forward indefinitely, and retain the character of the original loss, exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains. These changes are effective for tax years beginning after December 22, 2010. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

For federal income tax purposes, the Funds listed below have capital loss carryovers as of October 31, 2012, which are available to offset future capital gains, if any, realized through the fiscal year listed:

				No Expiration Date
Fund	2016	2017	2018	Short Term	Long Term
Conservative Allocation	$ 269,352	$ 1,619,779	$ –	$ –	$ –
Moderate Allocation	2,653,911	6,462,247	3,257,526	–	–
Aggressive Allocation	578,550	2,049,055	2,346,155	–	–
Cash Reserves	–	–	6	–	–
Core Bond	–	175,131	–	–	–
High Income	–	298,070	–	–	–
Diversified Income	–	9,384,360	–	–	–
Large Cap Value	–	15,499,010	–	–	–
Investors1	–	1,284,692	–	–	–
Large Cap Growth	–	3,049,082	–	–	–
Mid Cap	4,978,776	6,804,093	–	–	–
Small Cap	2,703,576	–	–	–	–
NorthRoad International1	–	–	–	28,227	5,650
International Stock	–	13,268,536	1,381,274	–	–

1 Capital loss carryover as of December 31, 2012.

Included in the net capital loss carryovers for Mid Cap Fund and Small Cap Fund is $4,978,776 and $2,703,576, respectively, of capital loss carryovers subject to certain limitations upon availability, to offset future gains, if any, as the successor of a merger.

At April 30, 2013, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, excluding options, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$ 4,334,109	$ –	$ 4,334,109
Moderate Allocation	16,423,122	12,745	16,410,377
Aggressive Allocation	7,752,376	–	7,752,376
Tax-Free Virginia	1,476,398	51,120	1,425,278
Tax-Free National	2,166,981	17,668	2,149,313
Government Bond	147,284	–	147,284
High Quality Bond	2,332,599	–	2,332,599
Core Bond	12,508,588	525,762	11,982,826
Corporate Bond	895,227	2,699	892,528
High Income	3,912,062	3,102	3,908,960
Diversified Income	20,295,823	570,260	19,725,563
Dividend Income	3,137,516	39,806	3,097,710
Equity Income	1,314,395	4,659,989	(3,345,594)
Large Cap Value	39,548,774	2,084,210	37,464,564
Disciplined Equity	24,290,837	963,325	23,327,512
Investors	$ 8,236,786	$ 116,064	$ 8,120,722
Large Cap Growth	23,998,253	1,565,850	22,432,403
Mid Cap	88,442,222	1,216,741	87,225,481
Small Cap	6,752,927	71,426	6,681,501
NorthRoad International	4,540,531	801,109	3,739,422
International Stock	12,774,985	443,565	12,331,420

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of wash sales.

10. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements’ volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund enters into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Tax-Free Virginia and Tax-Free National Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its assets in high yield securities.

The Equity Income Fund invests in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option Is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received If the underlying security Increases In value. The

Madison Funds |  Notes to Financial Statements (unaudited) – continued | April 30, 2013

writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that each invests primarily in the shares of other registered investment companies (the "underlying Funds"), including ETFs. Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying Funds in which it invests; and the underlying Fund’s performance, in turn, depends on the particular securities in which that underlying Fund invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the underlying Funds in direct proportion to the allocation of their respective assets among the underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class underperforms their peer. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times these investments have produced surprises for even the savviest Investors. Those who enjoyed growth and Income of their Investments were rewarded for the risks they took by investing in the markets. When the rare calamity strikes, the word "security" itself seems a misnomer. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are now aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities. Unforeseen events have the potential to upset the best laid plans of man, and could, under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

Please see the most current version of the Fund’s prospectus(es) for a more detailed discussion of risks associated with investing in the Funds.

11. CAPITAL SHARES AND AFFILIATED OWNERSHIP

The Allocation Funds invest in underlying funds, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the "affiliated underlying funds’’). A summary of the transactions with each affiliated underlying fund during the period ended April 30, 2013 follows:

Fund/Underlying Fund	Balance of Shares Held at 10/31/2012	Gross Additions	Gross Sales	Balance of Shares Held at 04/30/2013	Value at 04/30/2013	Realized Gain (Loss)	Distributions Received1
Conservative Allocation Fund
Madison High Quality Bond Fund Class Y	403,262	57,193	15,500	444,955	$ 4,983,502	$ 1,931	$ 51,187
Madison Core Bond Fund Class Y	518,798	–	42,939	475,859	5,020,309	(3,165)	73,762
Madison Corporate Bond Fund Class Y	322,000	–	–	322,000	3,764,183	–	46,299
Madison High Income Fund Class Y	534,999	–	204,456	330,543	2,379,906	79,460	107,400
Madison Equity Income Fund Class Y	289,137	–	182,631	106,506	1,053,337	(12,094)	105,424
Madison Large Cap Value Fund Class Y	248,407	60,277	–	308,684	4,793,870	–	67,631
Madison Disciplined Equity Fund Class Y	247,665	125,909	–	373,574	5,577,453	–	265,197
Madison Large Cap Growth Fund Class Y	125,452	–	18,202	107,250	2,045,251	71,026	11,676
Madison International Stock Fund Class Y	144,401	10,534	12,684	142,251	1,734,038	13,958	23,289
Totals					$31,351,849	$151,116	$751,865

Moderate Allocation Fund
Madison High Quality Bond Fund Class Y	454,323	111,587	–	565,910	$ 6,338,194	$ –	$ 62,320
Madison Core Bond Fund Class Y	910,982	–	315,086	595,896	6,286,704	131,072	104,134
Madison High Income Fund Class Y	899,984	–	518,012	381,972	2,750,201	474,841	166,887
Madison Equity Income Fund Class Y	403,762	–	264,459	139,303	1,377,712	(25,188)	154,142
Madison Large Cap Value Fund Class Y	745,327	55,699	–	801,026	12,439,932	–	184,008
Madison Disciplined Equity Fund Class Y	729,959	154,861	–	884,820	13,210,358	–	726,298
Madison Large Cap Growth Fund Class Y	510,449	–	32,821	477,628	9,108,365	89,654	55,172
Madison Mid Cap Fund Class Y	752,107	–	37,975	714,132	6,291,506	69,923	–
Madison Small Cap Fund Class Y	195,584	–	89,398	106,186	1,372,986	381,247	130,854
Madison NorthRoad International Fund Class Y	421,590	–	40,336	381,254	4,304,357	37,069	70,525
Madison International Stock Fund Class Y	194,412	37,569	1,141	230,840	2,813,935	3,662	34,823
Totals					$66,294,250	$1,162,280	$1,689,163

Aggressive Allocation Fund
Madison High Income Fund Class Y	254,704	–	220,275	34,429	$ 247,889	$279,072	$ 26,181
Madison Equity Income Fund Class Y	77,260	–	77,260	–	–	(11,634)	29,086
Madison Large Cap Value Fund Class Y	365,998	13,745	–	379,743	5,897,408	–	87,298
Madison Disciplined Equity Fund Class Y	382,489	48,384	–	430,873	6,432,939	–	379,741
Madison Large Cap Growth Fund Class Y	211,141	–	15,443	195,698	3,731,964	39,717	22,958
Madison Mid Cap Fund Class Y	487,292	–	–	487,292	4,293,043	–	–
Madison Small Cap Fund Class Y	74,813	–	15,564	59,249	766,084	69,416	50,053
Madison NorthRoad International Fund Class Y	171,278	–	24,714	146,564	1,654,709	7,534	24,595
Madison International Stock Fund Class Y	87,385	13,599	15,269	85,715	1,044,866	55,408	15,173
Totals					$24,068,902	$439,513	$635,085

1 Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

Madison Funds |  Notes to Financial Statements (unaudited) – concluded | April 30, 2013

12. DISCUSSION OF BUSINESS COMBINATIONS

Effective after market close April 19, 2013, the assets of each Class Y and Class R6 of the following Madison Mosaic funds were reorganized into a corresponding Class Y and Class R6 Madison Fund shell created in a one for one share exchange:

Old Fund	New Fund
Madison Mosaic Virginia Tax-Free Fund	Madison Tax-Free Virginia Fund
Madison Mosaic Tax-Free National	Madison Tax-Free National Fund
Madison Mosaic Government Fund	Madison Government Bond Fund
Madison Mosaic Institutional Bond Fund	Madison High Quality Bond Fund
Madison Mosaic Investment Grade Corporate Bond Fund	Madison Corporate Bond Fund
Madison Mosaic Dividend Income Fund	Madison Dividend Income Fund
Madison Mosaic Disciplined Equity Fund	Madison Disciplined Equity Fund
Madison Mosaic Investors Fund	Madison Investors Fund
Madison Mosaic NorthRoad International Fund	Madison NorthRoad International Fund

Additionally, the following fund reorganizations occurred after market close April 19, 2013 into existing Madison Funds:

Cash Reserves Fund

The assets of the Madison Mosaic Government Money Market Fund Class Y were reorganized into the Madison Cash Reserves Fund Class A. Under the plan of reorganization, shares were exchanged on a 1:1 basis.

Core Bond Fund

The assets of the Madison Mosaic Core Bond Fund were reorganized into the Madison Core Bond Fund. Under the plan of reorganization, the shares were exchanged as follows:

Exchanged from:	Shares	Exchanged for:	Shares	Per Share Conversion Ratio
Madison Core Bond Class A	4,300,408.540	Madison Core Bond Class A	4,300,408.540	1.0000
Madison Core Bond Class B	553,172.552	Madison Core Bond Class B	553,172.552	1.0000
Madison Core Bond Class Y	5,999,291.195	Madison Core Bond Class Y	5,999,291.195	1.0000
Madison Mosaic Core Bond Class Y	1,323,053.431	Madison Core Bond Class Y	882,944.090	0.6674
Madison Mosaic Core Bond Class R6	1,461.757	Madison Core Bond Class R6	975.828	0.6676

Mid Cap Fund

The assets of the Madison Mid Cap Fund were reorganized into the Madison Mosaic Mid-Cap Fund and, together, renamed the Madison Mid Cap Fund. The legal survivor of the business combination was the Madison Mid-Cap Fund; the accounting survivor was the Madison Mosaic Mid-Cap Fund. Under the plan of reorganization, the shares were exchanged as follows:

Exchanged from:	Shares	Exchanged for:	Shares	Per Share Conversion Ratio
Madison Mid Cap Class A	6,205,723.442	Madison Mid Cap Class A	6,205,723.442	1.0000
Madison Mid Cap Class B	741,115.496	Madison Mid Cap Class B	741,115.496	1.0000
Madison Mid Cap Class Y	9,531,218.259	Madison Mid Cap Class Y	9,531,218.259	1.0000
Madison Mosaic Mid-Cap Class Y	13,538,693.812	Madison Mid Cap Class Y	21,166,162.595	1.5634
Madison Mosaic Mid-Cap Class R6	404,893.442	Madison Mid Cap Class R6	635,529.845	1.5696

13. SUBSEQUENT EVENTS

Reorganization of Disciplined Equity Fund

At a meeting held on May 10, 2013, the Board of Trustees of the Madison Funds approved the reorganization of the Madison Disciplined Equity Fund ("Disciplined Equity Fund") with and into the Madison Investors Fund ("Investors Fund").

Subject to a number of conditions, the reorganization is expected to be effective on September 23, 2013, and will be effected at the relative net asset values of the funds as of the close of business on the prior business day. Shares of each class of the Disciplined Equity Fund will be converted into shares of the same class of the Investors Fund with the same aggregate net asset value. The reorganization is expected to be tax-free to shareholders of the Disciplined Equity Fund and have no effect on existing shareholders of the Investors Fund.

Clawback Litigation

The Trust is aware of litigation relating to attempts by certain fixed income security-holders of Lyondell Chemical Company (LYO) to retrieve proceeds from the sale by equity security-holders of LYO shares occurring pursuit to its acquisition by merger in December 2007. The Midcap Fund received proceeds of approximately $389,000 from the sale of its LYO equity securities in December 2007. The Trust has not been named as a defendant in this litigation as of the date of this report.

All Other Matters

Other than what is noted above, management has evaluated the effects of all other subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. There were no additional events or transactions that impacted the amounts or disclosures in the Funds’ financial statements.

Madison Funds |  April 30, 2013

Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b–1) fees; and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended April 30, 2013. Expenses paid during the period in the tables below are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one–half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses and actual returns for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	CLASS A				CLASS B
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,052.30	0.70%	$3.56	$1,049.00	1.45%	$7.37
Moderate Allocation	1,000	1,088.20	0.70%	3.62	1,083.40	1.45%	7.49
Aggressive Allocation	1,000	1,115.10	0.70%	3.67	1,111.10	1.45%	7.59
Cash Reserves	1,000	1,000.00	0.12%	0.60	1,000.00	0.12%	0.60
Core Bond	1,000	1,004.00	0.90%	4.47	999.40	1.65%	8.18
High Income	1,000	1,049.90	1.00%	5.08	1,047.20	1.75%	8.88
Diversified Income	1,000	1,088.40	1.10%	5.70	1,084.50	1.85%	9.56
Equity Income	1,000	1,058.50	1.25%	6.38	N/A	N/A	N/A
Large Cap Value	1,000	1,126.30	1.16%	6.12	1,122.10	1.91%	10.05
Large Cap Growth	1,000	1,106.10	1.20%	6.27	1,101.40	1.95%	10.16
Mid Cap1	1,000	1,029.70	0.74%	0.35	1,028.90	1.13%	0.53
Small Cap	1,000	1,155.10	1.50%	8.02	1,152.20	2.24%	11.95
International Stock	1,000	1,140.40	1.60%	8.49	1,136.10	2.35%	12.45

	CLASS C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,048.90	1.45%	$7.37
Moderate Allocation	1,000	1,083.30	1.45%	7.49
Aggressive Allocation	1,000	1,111.00	1.45%	7.59
Diversified Income	1,000	1,084.50	1.84%	9.51
Equity Income	1,000	1,054.30	2.00%	10.19

	CLASS Y
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Tax-Free Virginia	$1,000	$1,010.80	0.85%	$4.24
Tax-Free National	1,000	1,014.40	0.85%	4.25
Government Bond2	1,000	1,002.40	0.46%	1.82
High Quality Bond2	1,000	1,003.80	0.41%	1.62
Core Bond	1,000	1,005.60	0.65%	3.23
Corporate Bond2	1,000	1,010.30	0.54%	2.14
High Income	1,000	1,052.40	0.75%	3.82
Dividend Income2	1,000	1,148.90	0.79%	3.35
Equity Income	1,000	1,060.90	1.00%	5.11
Large Cap Value	1,000	1,127.50	0.91%	4.80
Disciplined Equity Fund2	1,000	1,125.00	0.79%	3.31
Investors2	1,000	1,128.80	0.79%	3.32
Large Cap Growth	1,000	1,107.30	0.95%	4.96
Mid Cap2	1,000	1,118.90	0.95%	3.97
Small Cap	1,000	1,157.20	1.25%	6.69
NorthRoad International2	1,000	1,086.60	0.97%	3.99
International Stock	1,000	1,141.70	1.35%	7.17

	CLASS R6
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Core Bond1	$1,000	$1,002.40	0.28%	$0.13
Equity Income	1,000	1,061.30	0.87%	4.45
Disciplined Equity2	1,000	1,125.00	0.64%	2.68
Mid Cap2	1,000	1,121.20	0.64%	2.68
NorthRoad International	1,000	1,086.60	0.71%	2.92
1 Commenced investment operations April 22, 2013. Expenses represent the 9 day period ending April 30, 2013. 2 Expenses represent the 4 month period ending April 30, 2013.

Madison Funds |  Other Information (unaudited) – continued | April 30, 2013

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	CLASS A				CLASS B
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,021.32	0.70%	$3.51	$1,017.60	1.45%	$7.25
Moderate Allocation	1,000	1,021.32	0.70%	3.51	1,017.60	1.45%	7.25
Aggressive Allocation	1,000	1,021.32	0.70%	3.51	1,017.60	1.45%	7.25
Cash Reserves	1,000	1,024.20	0.12%	0.60	1,024.20	0.12%	0.60
Core Bond	1,000	1,020.33	0.90%	4.51	1,016.61	1.65%	8.25
High Income	1,000	1,019.84	1.00%	5.01	1,016.12	1.75%	8.75
Diversified Income	1,000	1,019.34	1.10%	5.51	1,015.62	1.85%	9.25
Equity Income	1,000	1,018.60	1.25%	6.26	N/A	N/A	N/A
Large Cap Value	1,000	1,019.04	1.16%	5.81	1,015.32	1.91%	9.54
Large Cap Growth	1,000	1,018.84	1.20%	6.01	1,015.12	1.95%	9.74
Mid Cap1	1,000	1,001.99	0.74%	0.35	1,001.80	1.13%	0.53
Small Cap	1,000	1,017.36	1.50%	7.50	1,013.69	2.24%	11.18
International Stock	1,000	1,016.86	1.60%	8.00	1,013.14	2.35%	11.73

	CLASS C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,017.60	1.45%	$7.25
Moderate Allocation	1,000	1,017.60	1.45%	7.25
Aggressive Allocation	1,000	1,017.60	1.45%	7.25
Diversified Income	1,000	1,015.67	1.84%	9.20
Equity Income	1,000	1,014.88	2.00%	9.99

	CLASS Y
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Tax-Free Virginia	$1,000	$1,020.58	0.85%	$4.26
Tax-Free National	1,000	1,020.58	0.85%	4.26
Government Bond2	1,000	1,017.92	0.46%	1.83
High Quality Bond2	1,000	1,018.12	0.41%	1.63
Core Bond	1,000	1,021.57	0.65%	3.26
Corporate Bond2	1,000	1,017.61	0.54%	2.15
High Income	1,000	1,021.08	0.75%	3.76
Dividend Income2	1,000	1,016.62	0.79%	3.14
Equity Income	1,000	1,019.84	1.00%	5.01
Large Cap Value	1,000	1,020.28	0.91%	4.56
Disciplined Equity Fund2	1,000	1,016.62	0.79%	3.14
Investors2	1,000	1,016.62	0.79%	3.14
Large Cap Growth	1,000	1,020.08	0.95%	4.76
Mid Cap2	1,000	1,015.99	0.95%	3.78
Small Cap	1,000	1,018.60	1.25%	6.26
NorthRoad International2	1,000	1,015.91	0.97%	3.86
International Stock	1,000	1,018.10	1.35%	6.76

	CLASS R6
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Core Bond1	$1,000	$1,002.20	0.28%	$0.13
Equity Income	1,000	1,020.48	0.87%	4.36
Disciplined Equity2	1,000	1,017.21	0.64%	2.55
Mid Cap2	1,000	1,017.21	0.64%	2.55
NorthRoad International	1,000	1,016.93	0.71%	2.83
1 Commenced investment operations April 22, 2013. Expenses represent the 9 day period ending April 30, 2013. 2 Expenses represent the 4 month period ending April 30, 2013.

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. The information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Madison Funds |  Other Information (unaudited) – concluded | April 30, 2013

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost by calling 1-800-877-6089. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC’s website at www.sec.gov.

PROXY VOTING RESULTS

A special meeting of Madison Mosaic shareholders was held on March 27, 2013, at which shareholders voted on and approved the following proposals to reorganize one or more Madison Mosaic Funds (each a "Selling Fund") into a corresponding fund of Madison Funds (each a "Buying Fund"). The results are described below.

Selling Fund	Buying Fund
Madison Mosaic Government Money Market Trust	Madison Funds
Government Money Market Trust Class Y	Madison Cash Reserves Fund Class A
FOR:	AGAINST:	ABSTAIN:
96.332%	2.049%	1.619%
Madison Mosaic Tax-Free Trust	Madison Funds
Virginia Tax-Free Fund Class Y	Madison Tax-Free Virginia Fund Class Y
FOR:	AGAINST:	ABSTAIN:
89.135%	3.965%	6.900%
Tax-Free National Fund Class Y	Madison Tax-Free National Fund Class Y
FOR:	AGAINST:	ABSTAIN:
88.488%	8.658%	2.854%
Madison Mosaic Income Trust	Madison Funds
Government Fund Class Y	Madison Government Bond Fund Class Y
FOR:	AGAINST:	ABSTAIN:
92.191%	3.178%	4.631%
Institutional Bond Fund Class Y	Madison High Quality Bond Fund Class Y
FOR:	AGAINST:	ABSTAIN:
99.818%	0.170%	0.012%

Selling Fund	Buying Fund
Core Bond Fund Class Y Class R6	Madison Core Bond Fund Class Y Class R6
FOR:	AGAINST:	ABSTAIN:
91.129%	2.156%	6.715%
Investment Grade Corporate Bond Fund Class Y	Madison Corporate Bond Fund Class Y
FOR:	AGAINST:	ABSTAIN:
100.000%	0.000%	0.000%
Madison Mosaic Equity Trust	Madison Funds
Dividend Income Fund Class Y	Madison Dividend Income Fund Class Y
FOR:	AGAINST:	ABSTAIN:
98.123%	1.179%	0.698%
Disciplined Equity Fund Class Y Class R6	Madison Disciplined Equity Fund Class Y Class R6
FOR:	AGAINST:	ABSTAIN:
99.971%	0.015%	0.014%
Investors Fund Class Y	Madison Investors Fund Class Y
FOR:	AGAINST:	ABSTAIN:
97.020%	1.840%	1.140%
Mid-Cap Fund Class Y Class R6	Madison Mid Cap Fund Class Y Class R6
FOR:	AGAINST:	ABSTAIN:
97.239%	0.895%	1.866%
NorthRoad International Fund Class Y Class R6	Madison NorthRoad International Fund Class Y Class R6
FOR:	AGAINST:	ABSTAIN:
99.874%	0.021%	0.105%

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate," "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

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Madison Funds

Post Office Box 8390

Boston, MA 02266-8390

1 (800) 877-6089

www.madisonfunds.com

SEC File Number: 811-08261

Item 2. Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Trust does not normally hold shareholder meetings.  There have been no changes to the Trust's procedures during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds

By: (signature)

W. Richard Mason, CCO and Assistant Secretary

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date: June 28, 2013

By:  (signature)

Greg Hoppe, Principal Financial Officer

Date: June 28, 2013